Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category	Reviewer Loan ID	Deal
70044	289_649_1121	1121	Credit		FEMA: Property is in recent hazard area	The following disasters were found: -REMNANTS OF XXXXXXXXX XXX from X/X/XXXX 8:00:00 AM to X/X/XXXX 12:00:00 AM-REMNANTS OF XXXXXXXXX XXX from X/X/XXXX 8:00:00 AM to X/X/XXXX 11:59:00 PM-XXXXXXXXX XXXXX from X/XX/XXXX 9:03:00 AM to X/XX/XXXX 11:59:00 PM		(2021-11-03) XXXXXXXXX XXX X.X.XX - XXXXXX XXXXXX is public assistance only. Condition is cleared.	UW Guides require 6.00 months reserves, loan qualified with 77.78 months reserves.; Primary borrower has 5.50 years in field. ; Borrower has 5.50 years self employed.	Cleared	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_649	0694-004_289
70044	289_649_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence located at XX XXXXXXXXXXX XXXXX XXXXXXXX. Additional conditions may apply.	(2021-11-03) 11/01 XX: Please rescind. Please see attached REO payment history which shows escrowed. Please escalate to XXXX and XXXXXX at XXXX. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXXX multipack, mortgage statement alone should be sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-03) escalated to Management (2021-10-15) Missing Evidence of Insurance for Primary Residence located at XX XXXXXXXXXXX XXXXX XXXXXXXX. Additional conditions may apply.	UW Guides require 6.00 months reserves, loan qualified with 77.78 months reserves.; Primary borrower has 5.50 years in field. ; Borrower has 5.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_649	0694-004_289
70044	289_649_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Missing Evidence of Property Taxes for Primary Residence located at XX XXXXXXXXXXX XXXXX XXXXXXXX. Additional conditions may apply.	(2021-11-03) 11/01 XX: Please rescind. Please see attached REO payment history which shows escrowed. Please escalate to XXXX and XXXXXX at XXXX. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXX multipack, mortgage statement alone should be sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-03) escalated to Management (2021-10-15) Missing Evidence of Property Taxes for Primary Residence located at XX XXXXXXXXXXX XXXXX XXXXXXXX. Additional conditions may apply.	UW Guides require 6.00 months reserves, loan qualified with 77.78 months reserves.; Primary borrower has 5.50 years in field. ; Borrower has 5.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_649	0694-004_289
70044	289_649_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 77.78 months reserves.; Primary borrower has 5.50 years in field. ; Borrower has 5.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_649	0694-004_289
70044	289_649_-99944	-99944	Compliance		Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.
								(2021-11-03) Seller acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-03) Confirmed occupancy of non-owner; Downgrade of exception as most conservative approach per guidance.	UW Guides require 6.00 months reserves, loan qualified with 77.78 months reserves.; Primary borrower has 5.50 years in field. ; Borrower has 5.50 years self employed.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_649	0694-004_289
70044	289_649_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased. ComplianceEase run successfully with no Lender Credit exceptions. This exception is not valid.	(2021-11-11) On XX/XX/XXXX there was a relock causing a hit in pricing to be $XXXX.XX, and there was a CD disclosed to the borrower. After that there was another relock on XX/XX/XXXX causing a hit in pricing to be $XXXX.XX, and there was a CD disclosed to the borrower. Please see the attached CDs and lock confirmations.	(2021-11-11) Lender rebuttal reviewed, lender provided Closing Disclosures dated XX/XX/XXXX and XX/XX/XXXX with lock confirmation to show when the prcing changed from $XXXX.XX to $XXXX.XX, ComplianceEase re-ran finding has been clearred, Condition cleared. (2021-10-21) ComplianceEase run successfully with no Lender Credit exceptions. This exception is not valid.	UW Guides require 6.00 months reserves, loan qualified with 77.78 months reserves.; Primary borrower has 5.50 years in field. ; Borrower has 5.50 years self employed.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_649	0694-004_289
77921	289_644_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 10.01 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_644	0694-004_289
83760	289_791_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence	(2021-11-05) 11/04 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-05) Lender provided the Final CD for Borrower's Primary Residence at XXXXX XXXXX evidencing new P&I payment and payoff of previous mortgage with XX XXXXXX. Lender also provided evidence of taxes, insurance and XXX Dues. Condition Cleared. (2021-11-03) Missing Evidence of Insurance for Primary Residence	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.20 months reserves.; UW guides maximum DTI of 32.30%, loan qualified with DTI of 0.00%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_791	0694-004_289
83760	289_791_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence	(2021-11-05) 11/04 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-05) Lender provided the Final CD for Borrower's Primary Residence at XXXXX XXXXX evidencing new P&I payment and payoff of previous mortgage with XX XXXXXX. Lender also provided evidence of taxes, insurance and XXX Dues. Condition Cleared. (2021-11-03) Missing Evidence of Property Taxes for Primary Residence	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.20 months reserves.; UW guides maximum DTI of 32.30%, loan qualified with DTI of 0.00%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_791	0694-004_289
83760	289_791_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new P&I payment for the borrower's primary residence. The property was refinanced with XXX. The loan file is missing verification of the new P&I payment for the borrower's primary residence. The property was refinanced with XXX.	(2021-11-05) 11/04 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-05) Lender provided the Final CD for Borrower's Primary Residence at XXXXX XXXXX evidencing new P&I payment and payoff of previous mortgage with XX XXXXXX. Lender also provided evidence of taxes, insurance and XXX Dues. Condition Cleared. (2021-11-03) The loan file is missing verification of the new P&I payment for the borrower's primary residence. The property was refinanced with XXX.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.20 months reserves.; UW guides maximum DTI of 32.30%, loan qualified with DTI of 0.00%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_791	0694-004_289
22336	289_699_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-11) Condition is cleared	UW Guides require 6.00 months reserves, loan qualified with 20.46 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_699	0694-004_289
44065	289_797_1541	1541	Credit		Missing asset documentation - liquid assets	The exception 'Missing asset documentation - liquid assets' is cleared.		(2021-11-11) Condition rescinded	Borrower has resided in current property for 37.00 years. ; UW Guides require 7.53 months reserves, loan qualified with 664.92 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_797	0694-004_289
44065	289_797_15501	15501	Credit		Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)	There is no verification of the other income used to qualify. There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file.		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) Missing current receipt of IRA distribution as required per the enumerated guidelines. Loan meets AUS guidelines, but does not meet enumerated guidelines. Condition will be downgraded to "B" grade exception.	Borrower has resided in current property for 37.00 years. ; UW Guides require 7.53 months reserves, loan qualified with 664.92 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_797	0694-004_289
44065	289_797_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 37.00 years. ; UW Guides require 7.53 months reserves, loan qualified with 664.92 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_797	0694-004_289
44065	289_797_18726	18726	Compliance		QM ATR Failure - Current Income: Income documentation does not meet requirements	QM ATR Failure - Current Income: Income documentation does not meet requirements		(2021-11-17) Condition rescinded	Borrower has resided in current property for 37.00 years. ; UW Guides require 7.53 months reserves, loan qualified with 664.92 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_797	0694-004_289
44065	289_797_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) Missing current receipt of IRA distribution as required per the enumerated guidelines. Loan meets AUS guidelines, but does not meet enumerated guidelines. Condition will be downgraded to "B" grade exception.	Borrower has resided in current property for 37.00 years. ; UW Guides require 7.53 months reserves, loan qualified with 664.92 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_797	0694-004_289
44065	289_797_17312	17312	Compliance		Qualified Mortgage Points & Fees Failure
This loan's points and fees exceed the qualified mortgage points and fees threshold.

A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount.

This loan's points and fees exceed the qualified mortgage points and fees threshold.

A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount.
Provide documentation to support par rate.
							(2021-11-08) See attached passing QM/highcost test with highlighted undiscounted rate(page 1), Par rate(also known as undiscounted rate) is within 1% higher than APOR (page 2 or 3) which allows for 2% bonafide discount to be excluded from QM. See test highlighted on page 6/7.
(2021-11-08) Lender provided evidence of Undiscounted/PAR Interest Rate, Rate Sheet and Lock Confirmation. Discount Points excludable were 1%, therefore all Discount Points were Bona fide since fees charged were under 1% of the loan amount. Documentation provided is deemed acceptable, condition cleared.
(2021-11-01) This loan's points and fees exceed the qualified mortgage points and fees threshold.

A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount.
Provide documentation to support par rate.
									Borrower has resided in current property for 37.00 years. ; UW Guides require 7.53 months reserves, loan qualified with 664.92 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_797	0694-004_289
44065	289_797_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing RESPA: AfBA Disclosure from Broker is Missing This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-01) RESPA: AfBA Disclosure from Broker is Missing	Borrower has resided in current property for 37.00 years. ; UW Guides require 7.53 months reserves, loan qualified with 664.92 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_797	0694-004_289
77354	289_577_5831	5831	Property		Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Subject property is in recent disaster area and there is no post incident inspection Subject property is in recent disaster area and there is no post incident inspection	(2021-11-01) 10/28 XXX: Lender is investigating.	(2021-11-17) XXXX XXXX provided, condition cleared. (2021-11-03) XXXXXXXXX XXX X.X.XX FEMA Individual Assistance - exception is active (2021-10-19) Subject property is in recent disaster area and there is no post incident inspection	Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_577	0694-004_289
77354	289_577_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 29.00%. Due to a miscalculation of debts to income, the actual DTI is 32.40%. Income  used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX.

Guidelines reflect a DTI of 29.00%. Due to a miscalculation of debts to income, the actual DTI is 32.40%. Income  used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX.
Lender used 75% of $X,XXXX.XX rental income for REO XXX-XX XXXXX XXXXXX vs. 75% of $X,XXX.XX documented with lease agreements in the loan file.
							(2021-11-01) Lender provided DTI breakdown with AUS, further review of the loan documents in the file, Subject property rental income was not calculated into the DTI, even though, we did used the lesser of rental income for REO located XXX-XXX XXXXX XXX using $XXXX.XX at 75%, able to obtain DTI to match guidelines. Condition cleared.	(2021-10-19) Guidelines reflect a DTI of 29.00%. Due to a miscalculation of debts to income, the actual DTI is 32.40%. Income used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX. Lender used 75% of $X,XXX.XX rental income for REO XXX-XX XXXXX XXXXXX vs. 75% of $X,XXX.XX documented with lease agreements in the loan file.	Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_577	0694-004_289
77354	289_577_1121	1121	Credit		FEMA: Property is in recent hazard area	The following disasters were found: -REMNANTS OF XXXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 11:59:00 PM-REMNANTS OF XXXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 12:00:00 AM-XXXXXXXXX XXXXX from XX/XX/XXXX 9:03:00 AM to XX/XX/XXXX 11:59:00 PM The following disasters were found: -REMNANTS OF XXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 11:59:00 PM-REMNANTS OF XXXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 12:00:00 AM-XXXXXXXXX XXXXX from XX/XX/XXXX 9:03:00 AM to XX/XX/XXXX 11:59:00 PM	(2021-11-09) (2021-11-01) 10/28 XX: Lender is investigating.	(2021-11-17) XXXX XXXX provided, condition cleared. (2021-11-03) XXXXXXXXX XXX - Individual Assistance for XXXXXX XXXXXX. (2021-10-19) The following disasters were found: -REMNANTS OF XXXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 11:59:00 PM-REMNANTS OF XXXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 12:00:00 AM-XXXXXXXXX XXXXX from XX/XX/XXXX 9:03:00 AM to XX/XX/XXXX 11:59:00 PM	Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_577	0694-004_289
77354	289_577_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. Lender used 75% of $X,XXX.XX rental income for REO XXX-XX XXXXX XXXXXXX vs. 75% of $X,XXX.XX documented with lease agreements in the loan file.
(2021-11-01) Lender provided DTI breakdown with AUS, further review of the loan documents in the file, Subject property rental income was not calculated into the DTI, even though, we did used the lesser of rental income for REO located XXX-XXX XXXXX XX using $X,XXX at 75%, able to obtain DTI to match guidelines. Condition cleared.
(2021-10-19) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,.

Lender used 75% of $X,XXX.XX rental income for REO XXX-XX XXXXXX XXXXXX vs. 75% of $X,XXX.XX documented with lease agreements in the loan file.
									Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_577	0694-004_289
77354	289_577_8718	8718	Credit		Missing Evidence of Insurance for REO2	Missing Evidence of Insurance for property 2 on final application Missing Evidence of Insurance for property 2 on final application at XXX-XX XXXXX XXXXXX.
(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
(2021-11-09) (2021-11-01) 10/28 XX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXXX should be sufficient.

(2021-11-01) 10/28 XXX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXX-XX XXXXX XXXXXX should be sufficient.
(2021-11-09) (2021-11-01) 10/28 XXX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXX-XX XXXXX XXXXXX should be sufficient.

(2021-11-01) 10/28 XXX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXX-XX XXXXX XXXXXX should be sufficient.
								(2021-11-15) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-09) Lender provided a copy of the mortgage statement. However, tax bill and HOI bill are required. Condition remains. (2021-11-01) Lender provided Final CD for XXX-XX XXXXX XXXXXX to show property is escrowed, however the Final CD is almost year old dated XX/XX/XXXX . Need more updated Mortgage statement to show escrows are included with breakdown of insurance and taxes. Condition remains. (2021-10-19) Missing Evidence of Insurance for property 2 on final application at XXX-XX XXXXX XXXXXX.	Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_577	0694-004_289
77354	289_577_12428	12428	Credit		Missing Evidence of Property Taxes for REO2	Evidence of property taxes for property 2 on the final application not provided. vidence of property taxes for property 2 on the final application not provided at XXX-XX XXXXX XXXXXX.
(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
(2021-11-09) (2021-11-01) 10/28 XXX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXX-XX XXXXX XXXX should be sufficient.

(2021-11-01) 10/28 XXX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXX-XX XXXXX XXXXXX should be sufficient.
(2021-11-09) (2021-11-01) 10/28 XXX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXX-XX XXXXX XXXXXX should be sufficient.

(2021-11-01) 10/28 XXX: Please rescind.  This is not a XXX multipack loan, taxes and insurance are escrowed.  CD on the REO property at XXX-XX XXXXX XXXX should be sufficient.

(2021-11-15) Mortgage statement with evidence of escrow acceptable, condition cleared.
(2021-11-09) Lender provided a copy of the mortgage statement.  However, tax bill and HOI bill are required.  Condition remains.
(2021-11-01) Lender provided Final CD for XXX-XX XXXXX XXXXXX to show property is escrowed, however the Final CD is almost year old dated XX/XX/XXXX .  Need more updated Mortgage statement to show escrows are included with breakdown of insurance and taxes. Condition remains.
(2021-11-01) Lender provided Final CD for XXX-XX XXXXX XXXXXX to show property is escrowed, unfortuately the Final CD is almost year old.  Need more updated Mortgage statement to show escrows are included with breakdown of insurance and taxes. Condition remains.
(2021-10-19) vidence of property taxes for property 2  on the final application not provided at XXX-XX XXXXX XXXXXX.
									Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_577	0694-004_289
77354	289_577_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, Unknown, Field Review not required A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared. (2021-10-19) A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required	Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_577	0694-004_289
77354	289_577_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of the new P&I with XXX. Additional conditions may apply. The loan file is missing evidence of the new P&I with XXX. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please rescind. Please see the final closing disclosure for the subejct property to show the new XXX P&I.	(2021-11-01) Lender provided Final CD with new P&I payment to show escrows are included. Condition cleared. (2021-10-19) The loan file is missing evidence of the new P&I with XXX. Additional conditions may apply.	Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_577	0694-004_289
77354	289_577_-99944	-99944	Compliance		Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.
								(2021-11-03) Seller acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-03) Confirmed occupancy of non-owner; Downgrade of exception as most conservative approach per guidance.	Borrower has resided in current property for 22.00 years. ; UW Guides require 10.30 months reserves, loan qualified with 45.92 months reserves.; Primary borrower has 19.70 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_577	0694-004_289
93740	289_580_1126	1126	Credit		CLTV exceeds guidelines	Lender guidelines requires a maximum CLTV of 54.00%. However, the current CLTV of the subject is 55.48%. The appraisal or sales price value used was $XXXXXX.XX having a loan purpose of Refinance-Term.	(2021-11-01) 10/28 XX: Please see most recent AUS run matching 1008 LTV	(2021-11-01) Lender provided revised AUS-DU correcting loan amount and LTV/CLTV. Condition cleared.	Coborrower has 6.11 years in field.; Borrower has resided in current property for 7.60 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.25 months reserves, loan qualified with 32.81 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_580	0694-004_289
93740	289_580_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with LTV, CLTV,.	(2021-11-01) 10/28 XX: Please see most recent AUS run reflecting loan amount of $XXX,XXX.XX 10/28 XX: Please see most recent AUS run matching 1008 LTV	(2021-11-01) Lender provided revised AUS-DU correcting loan amount and LTV/CLTV. Condition cleared.	Coborrower has 6.11 years in field.; Borrower has resided in current property for 7.60 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.25 months reserves, loan qualified with 32.81 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_580	0694-004_289
93740	289_580_1103	1103	Credit		Loan amount exceeds the guideline maximum	Lender guidelines allow a maximum loan amount of $XXX,XXX.XX, per the loan approval and Note, the subject loan amount is $XXX,XXX.XX.	(2021-11-01) 10/28 XX: Please see most recent AUS run reflecting loan amount of $XXX,XXX.XX	(2021-11-01) Lender provided revised AUS-DU correcting loan amount and LTV/CLTV. Condition cleared.	Coborrower has 6.11 years in field.; Borrower has resided in current property for 7.60 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.25 months reserves, loan qualified with 32.81 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_580	0694-004_289
93740	289_580_1120	1120	Credit		LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 54.00%. However, the current LTV of the subject is 55.48%. The appraisal or sales price value used was $XXX,XXX.XX having a loan purpose of Refinance-Term.	(2021-11-01) 10/28 XX: Please see most recent AUS run matching 1008 LTV	(2021-11-01) Lender provided revised AUS-DU correcting loan amount and LTV/CLTV. Condition cleared.	Coborrower has 6.11 years in field.; Borrower has resided in current property for 7.60 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.25 months reserves, loan qualified with 32.81 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_580	0694-004_289
93740	289_580_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, CDA Not Required, Unknown, Field Review not required		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	Coborrower has 6.11 years in field.; Borrower has resided in current property for 7.60 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.25 months reserves, loan qualified with 32.81 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_580	0694-004_289
02091	289_587_10749	10749	Credit		Fraud Alert not verified - Borrower 1	The Third Party Fraud Report reflects a fraud alert. The loan file does not contain evidence the lender addressed the alert. Red Flag 1 Verification of XXX dues on XXXX X. XXXXXX XXXXXXX XX. Red Flag 2 ___ Red Flag 3 ___ Red Flag 4 ___ The third Party Fraud Report in file indicates the presence of XXX dues on XXXX X. XXXXXX XXXXXXX XX, XXXXXX, XX, XXXXX. The file does not contain proof that the Lender addressed this red flag.	(2021-11-15) 11/12 XX: Please rescind. XXX dues for this REO have been provided in multiple drops now, from XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. Please review documentation in full. Attached again.	(2021-11-15) Lender provided evidence of XXX Dues for Borrower's primary residence. This was a Red Flag on 3rd Party Fraud Report - Condition Cleared. (2021-10-19) The third Party Fraud Report in file indicates the presence of XXX dues on XXXX X. XXXXXX XXXXXXX XX, XXXXXX, XX, XXXXX. The file does not contain proof that the Lender addressed this red flag.	Refinance reduces total housing payment by $804.85.; UW Guides require 7.65 months reserves, loan qualified with 136.48 months reserves.; UW guides maximum DTI of 44.75%, loan qualified with DTI of 41.58%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_587	0694-004_289
02091	289_587_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Wrong Loan Amount,.	(2021-11-09) (2021-11-02) 10/29 XX: Please see updated AUS feedback (2021-11-02) 10/29 XX: Please see updated AUS feedback	(2021-11-09) Lender provided a revised AUS. Condition is cleared. (2021-11-02) Lender provided updated AUS, unfortuately some of the information is cut off in regards to loan amount, condition remains.	Refinance reduces total housing payment by $804.85.; UW Guides require 7.65 months reserves, loan qualified with 136.48 months reserves.; UW guides maximum DTI of 44.75%, loan qualified with DTI of 41.58%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_587	0694-004_289
02091	289_587_1100	1100	Credit		Loan amount less than guideline minimum	Lender guidelines allow a minimum loan amount of $XXX,XXX.XX, per the loan approval and Note, the subject loan amount is $XXX,XXX.XX. AUS loan amount is higher than note and exceeds guideline tolerance	(2021-11-09) (2021-11-02) 10/29 XX: Please see updated AUS feedback (2021-11-02) 10/29 XX: Please see updated AUS feedback	(2021-11-09) Lender provided a revised AUS. Condition is cleared. (2021-11-02) Lender provided updated AUS, unfortuately some of the information is cut off in regards to loan amount, condition remains.	Refinance reduces total housing payment by $804.85.; UW Guides require 7.65 months reserves, loan qualified with 136.48 months reserves.; UW guides maximum DTI of 44.75%, loan qualified with DTI of 41.58%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_587	0694-004_289
02091	289_587_1467	1467	Credit		Missing Evidence of XXX Dues for Second Home	Missing Evidence of XXX Dues for Second Home No documentation in file confirmingmthat there is/isn't any XXX on home The file is missing verification of the XXX dues on XXXX X. XXXXXX XX, XXXXXX, XX, XXXXX.	(2021-11-02) 10/29 XX: The lender is investigating	(2021-11-02) Lender provided XXX for XXXX XXXX XXXXXX XXXXXXX, condition cleared. (2021-10-19) The file is missing verification of the XXX dues on XXXX X. XXXXXX XX, XXXXXX, XX, XXXXX. (2021-10-14) No documentation in file confirmingmthat there is/isn't any XXX on home	Refinance reduces total housing payment by $804.85.; UW Guides require 7.65 months reserves, loan qualified with 136.48 months reserves.; UW guides maximum DTI of 44.75%, loan qualified with DTI of 41.58%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_587	0694-004_289
02091	289_587_1830	1830	Credit		Seasoning Requirements Not Met	The subject loan was refinanced recently. Per lender's guidelines, a frequent refinance with less than 6 months seasoning is not allowed. A refinance occurred within the last 3 months. The original purchase transaction is documented by a settlement statement, which confirms that no mortgage financing was used to obtain the subject property. See page 477 The exception status is currently Active. Documentation in file confirms the subject transaction meets XXXX's Delayed Financing requirements. This exception is not valid.	(2021-11-02) 10/29 XX: Please rescind. Please see warranty deed provided which is linked in the preliminary title agreement. The subject was not refinanced within 6 months, the subject was a recent purchase.	(2021-11-02) Management review loan, and loan qualifies for Cash out due property purchase thru cash sale and proof of funds was shown being transfer in and sent to escrow for amount due, condition cleared. (2021-11-02) escalated to Management (2021-10-19) Documentation in file confirms the subject transaction meets XXXX's Delayed Financing requirements. This exception is not valid.	Refinance reduces total housing payment by $804.85.; UW Guides require 7.65 months reserves, loan qualified with 136.48 months reserves.; UW guides maximum DTI of 44.75%, loan qualified with DTI of 41.58%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_587	0694-004_289
21803	289_667_1121	1121	Credit		FEMA: Property is in recent hazard area	The following disasters were found: -XXXXXX XXXX from XX/XX/XXXX 6:53:00 PM to XX/XX/XXXX 11:59:00 PM-XXXXXX XXXX from XX/XX/XXXX 6:53:00 PM to XX/XX/XXXX 11:59:00 PM		(2021-11-17) XXXXXX fire is all public assistance per XXXX.XXX - condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 13.95 months reserves.; UW guides maximum DTI of 38.40%, loan qualified with DTI of 33.91%. ; Primary borrower has 8.00 years in field. ; Borrower has resided in current property for 5.00 years.	Cleared	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_667	0694-004_289
21803	289_667_10278	10278	Credit		Incomplete Credit Report - Borrower	All pages of the most recent/ original credit report was not provided. The file only contained credit report supplements. The original credit report used by DU to approve the subject transaction was missing from the file.	(2021-11-01) 10/29 XX: Please rescind. Please see attached credit report.	(2021-11-01) Lender provided the complete Credit Report, all pages. Condition Cleared. (2021-10-22) The file only contained credit report supplements. The original credit report used by DU to approve the subject transaction was missing from the file.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 13.95 months reserves.; UW guides maximum DTI of 38.40%, loan qualified with DTI of 33.91%. ; Primary borrower has 8.00 years in field. ; Borrower has resided in current property for 5.00 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_667	0694-004_289
22966	289_771_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence located at XXXX XXXXXXXXX XXX, XXXXXX, XX XXXXX.	(2021-11-17) 11/17 XX: Please rescind. Please see attached mortgage statement showing escrowed for both taxes and insurance. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-17) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-04) Lender provided a XXXXXXXXXXXXXXXXX for Primary Residence Payment History; however for Escrow it just states amount paid to escrow - it does not breakdown taxes payment and insurance payment. Esculated to management. Condition Remains. (2021-11-01) Missing Evidence of Property Taxes for Primary Residence located at XXXX XXXXXXXXX XXX, XXXXXX, XX XXXXX.	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 36.79 months reserves.; UW guides maximum DTI of 23.00%, loan qualified with DTI of 11.44%. ; Primary borrower has 5.58 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_771	0694-004_289
22966	289_771_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 36.79 months reserves.; UW guides maximum DTI of 23.00%, loan qualified with DTI of 11.44%. ; Primary borrower has 5.58 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_771	0694-004_289
22974	289_660_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence	(2021-11-02) 11/1 XX: Please rescind. Please see the attached documentation that shows the XXX dues being paid to both associations for the property at XXXX XXX XXXXXXX. The association names listed on the asset statement match the subdivision name listed on the property profile report to confirm the dues belong to the borrower's primary address.	(2021-11-02) Lender provided evidence of XXX dues for Borrower's Residence located at XXXX XXX XXXXXX. Condition Cleared.	Borrower has resided in current property for 5.00 years. ; UW Guides require 7.75 months reserves, loan qualified with 32.39 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_660	0694-004_289
22974	289_660_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence	(2021-11-02) 11/1 XX: Please rescind. Please see the attached property profile report for the property at XXXX XXX XXXXXXX that confirms the amount for the property taxes.	(2021-11-02) Lender provided evidence of taxes for Borrower's Primary Residence located at XXXX XXX XXXXXXX. Condition Cleared.	Borrower has resided in current property for 5.00 years. ; UW Guides require 7.75 months reserves, loan qualified with 32.39 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_660	0694-004_289
22974	289_660_15501	15501	Credit		Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)	There is no verification of the other income used to qualify. There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file. Missing Trust agreement confirming amount, frequency, and duration of payments. Missing evidence trust income will continue for 3 years. Assets provided in file do not support the $XX,XXX.XX quarter income.
(2021-11-15) 11/12 XX: Please rescind. XXX has a variance with DU that allows the calculation of SSI from the tax returns without additional documentation.
In regards to trust income, the trust agreement is not required. Guidelines state trust agreement "or the trustee’s statement confirming the amount, frequency, and duration of payments" which is provided per attached LOX (https://selling-guide.XXXXXXXXX.com/XXXXXXXXXX). Borrower LOX states quarterly so proof of current receipt is not required.

(2021-11-02) "There is no verification of the other income used to qualify.   There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file.
"
								(2021-11-15) We do accept tax returns to document Other income: it is an acceptable alternate document. Lender also provided LOX regarding the trust agreement stating he receives quarterly payments. Condition Cleared. (2021-11-02) There is no verification of a Security Awards Letter, Pension Letter or Form 1099-R in file, as required by AUS-DU #20. Condition Remains.	Borrower has resided in current property for 5.00 years. ; UW Guides require 7.75 months reserves, loan qualified with 32.39 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_660	0694-004_289
22974	289_660_1265	1265	Credit		Missing Third Party Fraud Tool (Report)	This file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply. Borrowers on loan: 1 Fraud Report in file Borrower: No CoBorrower: ___ Borrower 3: ___ Borrower 4: ___	(2021-11-02) 11/1 XX: Please rescind. Please see the attached third party fraud report attached for the borrower including the OFAC search.	(2021-11-12) Lender provided Third Party Fraud Report including OFAC and all Red Flags Addressed. Condition Cleared.	Borrower has resided in current property for 5.00 years. ; UW Guides require 7.75 months reserves, loan qualified with 32.39 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_660	0694-004_289
22974	289_660_10748	10748	Credit		OFAC Search	The OFAC search was not provided. Borrowers on loan: 1 OFAC search in file: Borrower: No CoBorrower:___ Borrower 3: ___ Borrower 4: ___	(2021-11-02) 11/1 XX: Please rescind. Please see the attached third party fraud report attached for the borrower including the OFAC search.	(2021-11-02) Lender provided Third Party Fraud Report including OFAC and all Red Flags Addressed. Condition Cleared.	Borrower has resided in current property for 5.00 years. ; UW Guides require 7.75 months reserves, loan qualified with 32.39 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_660	0694-004_289
22974	289_660_19054	19054	Credit		Required Documentation is Missing	Missing evidence of P & I payment and property taxes included in monthly mortgage payment for REO 1. Missing evidence DU condition 16 mortgages are paid in full. Missing evidence VOM for DU condition 17. Missing evidence of P & I payment and property taxes included in monthly mortgage payment for REO 1. Missing evidence DU condition 16 mortgages are paid in full. Missing evidence VOM for DU condition 17.	(2021-11-15) 11/12 XX: Please rescind. Please clarify REO address in question, not listed in original condition or additional details. Not all borrower REOs are listed in the REO tab of the report, only XXXX XXXXXX XX is listed. Assuming this is accurate, see attached REO CD with taxes, insurance, and XXX dues.	(2021-11-15) Lender provided the final CD for REO 1 located at XXXX XXXXXX XX evidencing payoff of mortgage loan with XXXXXXX XXXXX. Lender also provided evidence of new P&I, taxes, insurance and XXX dues. Condition Cleared.	Borrower has resided in current property for 5.00 years. ; UW Guides require 7.75 months reserves, loan qualified with 32.39 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_660	0694-004_289
30160	289_799_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-11) A CDA Report was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 40.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 6.41 months reserves.; Primary borrower has 13.16 years in field. ; UW guides maximum DTI of 29.00%, loan qualified with DTI of 24.20%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_799	0694-004_289
30160	289_799_-99944	-99944	Compliance		Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.
								(2021-11-03) Seller acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-03) Confirmed occupancy of non-owner; Downgrade of exception as most conservative approach per guidance.	Borrower has resided in current property for 40.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 6.41 months reserves.; Primary borrower has 13.16 years in field. ; UW guides maximum DTI of 29.00%, loan qualified with DTI of 24.20%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_799	0694-004_289
30160	289_799_18730	18730	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements	QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements		(2021-11-15) Condition rescinded.	Borrower has resided in current property for 40.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 6.41 months reserves.; Primary borrower has 13.16 years in field. ; UW guides maximum DTI of 29.00%, loan qualified with DTI of 24.20%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_799	0694-004_289
30160	289_799_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements		(2021-11-15) Condition rescinded.	Borrower has resided in current property for 40.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 6.41 months reserves.; Primary borrower has 13.16 years in field. ; UW guides maximum DTI of 29.00%, loan qualified with DTI of 24.20%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_799	0694-004_289
30160	289_799_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements		(2021-11-15) Condition rescinded.	Borrower has resided in current property for 40.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 6.41 months reserves.; Primary borrower has 13.16 years in field. ; UW guides maximum DTI of 29.00%, loan qualified with DTI of 24.20%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_799	0694-004_289
30160	289_799_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) This finding is non-material and will be rated a B grade.	Borrower has resided in current property for 40.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 6.41 months reserves.; Primary borrower has 13.16 years in field. ; UW guides maximum DTI of 29.00%, loan qualified with DTI of 24.20%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_799	0694-004_289
34927	289_700_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 37.17%. Due to a miscalculation of debts to income, the actual DTI is 40.94%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.

Guidelines reflect a DTI of 37.17%. Due to a miscalculation of debts to income, the actual DTI is 40.94%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.
Lender used lease income vs. schedule E when calculating rental losses at REO at XXXX XXXXXX XXXX.

(2021-11-15) 11/12 XX: Please rescind. Rent received of $XX,XXX.XX / 12 = $X,XXX.XX per month not $X,XXX.XX. All figures entered from Sch E match. If XXXX rental is not matching, there is something incorrect in XXXX calculation. Rental income worksheet clearly supports Sch E. In addition, the taxes and insurance were overridden from Sch E to use the more current figures as explained in the income worksheet. AUS is acceptable because it's the most accurate and current information. Please escalate.
(2021-11-10) 11/09 XX: Please rescind. Cited information is incorrect, XXX did not use lease for calculation of rental income on REO XXXX XXXXXX XX. 1040s were used for calculation, see attached rental income worksheet with AUS findings.
(2021-11-10) 11/09 XX: Please rescind. Cited information is incorrect, XXX did not use lease for calculation of rental income on REO XXXX XXXXXX XX. 1040s were used for calculation, see attached rental income worksheet with AUS findings.

(2021-11-15) Condition is rescinded.
(2021-11-10) Lender provided an AUS approving a 26.53% DTI which is not acceptable.  In addition, the lender provided a rental income worksheet which reflects an incorrect net rent calculation.  Using Sched E the net rent is $XXXX.XX/month not XK/month.  This results in the DTI discrepancy.  Condition remains.
(2021-11-10) (2021-10-22) Guidelines reflect a DTI of 37.17%. Due to a miscalculation of debts to income, the actual DTI is 40.94%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.
Lender used lease income vs. schedule E when calculating rental losses at REO at XXXX XXXXXX XXXX.
(2021-10-22) Guidelines reflect a DTI of 37.17%. Due to a miscalculation of debts to income, the actual DTI is 40.94%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.
Lender used lease income vs. schedule E when calculating rental losses at REO at XXXX XXXXXX XXXX.
									UW Guides require 12.94 months reserves, loan qualified with 18.57 months reserves.; UW guides maximum DTI of 37.17%, loan qualified with DTI of 30.33%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_700	0694-004_289
34927	289_700_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. Lender used lease income vs. schedule E when calculating rental losses at REO at XXXX XXXXXX XXXX.
(2021-11-15) 11/12 XX: Please rescind. Rent received of $XX,XXX.XX / 12 = $X,XXX.XX per month not $X,XXX.XX. All figures entered from Sch E match. If XXXX rental is not matching, there is something incorrect in XXXX calculation. Rental income worksheet clearly supports Sch E. In addition, the taxes and insurance were overridden from Sch E to use the more current figures as explained in the income worksheet. AUS is acceptable because it's the most accurate and current information. Please escalate.
(2021-11-10) 11/09 XX: Please rescind. Cited information is incorrect, XXX did not use lease for calculation of rental income on REO XXXX XXXXXX XX. 1040s were used for calculation, see attached rental income worksheet with AUS findings.
								(2021-11-15) Condition is rescinded. (2021-10-22) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. Lender used lease income vs. schedule E when calculating rental losses at REO at XXXX XXXXXX XXXX.	UW Guides require 12.94 months reserves, loan qualified with 18.57 months reserves.; UW guides maximum DTI of 37.17%, loan qualified with DTI of 30.33%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_700	0694-004_289
34927	289_700_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: XXXX XX XXXXXXX, Acct XXXX. File only contains 1 statement.		(2021-11-09) One month is sufficient to verify reserves. Condition is rescinded. (2021-10-22) Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: XXXX XX XXXXXXX, Acct XXXX. File only contains 1 statement.	UW Guides require 12.94 months reserves, loan qualified with 18.57 months reserves.; UW guides maximum DTI of 37.17%, loan qualified with DTI of 30.33%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_700	0694-004_289
34927	289_700_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1 Missing Evidence of XXX Dues for XXXX XXXXXX XXXX, XXXXXX, XX XXXXX as reflected on final application..		(2021-11-09) Lender provided evidence no XXX. Condition is cleared.	UW Guides require 12.94 months reserves, loan qualified with 18.57 months reserves.; UW guides maximum DTI of 37.17%, loan qualified with DTI of 30.33%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_700	0694-004_289
34927	289_700_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, Unknown, No Field Review in file		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 12.94 months reserves, loan qualified with 18.57 months reserves.; UW guides maximum DTI of 37.17%, loan qualified with DTI of 30.33%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_700	0694-004_289
55451	289_624_16923	16923	Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.	(2021-11-02) 10/29 XX: Please note page 11 of the property insurance document provided in the loan package which verifies sufficient dwelling coverage. The dwelling coverage must cover the lessor of the cost to rebuild or the principle balance, and this policy meets the former. The cost to rebuild is $XXX,XXX.XX which is fully covered by the dwelling amount of $XXX,XXX.XX.	(2021-11-02) Lender provided page 4 of the Insurance Policy to show Reconstruction Cost Estimate of $XXXX, which is sufficient coverage, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.93 months reserves, loan qualified with 11.28 months reserves.; Primary borrower has 15.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_624	0694-004_289
55451	289_624_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 46.16%. Due to a miscalculation of debts to income, the actual DTI is 51.29%. Income used includes total borrower income $X,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $XXX.XX Total debt amount used is $X,XXX.XX. Comments on calculations are located on the Overall Summary page for QC
(2021-11-17) "11/16 XX: Please rescind. Please see attached evidence XXXXXXX XXX XX XXXXX auto loan was paid in full and refinanced, new auto loan is XXXXXXX XXXXXXX XXXX XXXXX.
(2021-11-15) 11/12 XX: Please rescind. Please see attached rental income worksheets with DTI breakdown. See REO multipack CD, many liabilities  were paid off in the REO transaction, hence why they are not included in DTI.
(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.

(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.
"

(2021-11-15) 11/12 XX: Please rescind. Please see attached rental income worksheets with DTI breakdown. See REO multipack CD, many liabilities  were paid off in the REO transaction, hence why they are not included in DTI.
(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.

(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.

(2021-11-17) Lender provided evidence via Cashier's Check to show XXXXXXX XXX XXXX loan is paid off with XXXXXXX undisclosured Debt Monitoring to show only one auto loan opened with XXXXXXX XXX.  Condition cleared.
(2021-11-15) Audit review of lender calculations determined that an auto loan with a CU and a $XXX/month payment was omitted from lender calculations.  Audit review could not locate documentation to justify the omission.  Condition remains.
(2021-11-02) Review Lender's DTI breakdown of income and expenses, all of the income is being used, actually little higher at $XX,XXX.XX due rental income however, expenses listed on the Lender's DTI breakdown, only lists the borrower's expenses and Borrower1 and borrower2's primary residence but not their debts of $X,XXX.XX, which the total expenses is $X,XXX.XX.  If you are going to use Borrower1 and Borrower2's income, all of the expenses need to be included,   DTI remains at 51.29%, conditon remains.
									Refinance reduces total housing payment by $0.00.; UW Guides require 6.93 months reserves, loan qualified with 11.28 months reserves.; Primary borrower has 15.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_624	0694-004_289
55451	289_624_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The most recent AUS in file reflects issues with DTI
(2021-11-17) "11/16 XX: Please rescind. Please see attached evidence XXXXXXX XXX XX XXXXX auto loan was paid in full and refinanced, new auto loan is XXXXXXX XXXXXXX XXXX XXXXX.
(2021-11-15) 11/12 XX: Please rescind. Please see attached rental income worksheets with DTI breakdown. See REO multipack CD, many liabilities  were paid off in the REO transaction, hence why they are not included in DTI.
(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.

(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.
"

(2021-11-15) 11/12 XX: Please rescind. Please see attached rental income worksheets with DTI breakdown. See REO multipack CD, many liabilities  were paid off in the REO transaction, hence why they are not included in DTI.
(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.

(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.

(2021-11-17) Lender provided evidence via Cashier's Check to show XXXXXXX XXX XXXX loan is paid off withXXXXXXX  undisclosured Debt Monitoring to show only one auto loan opened with XXXXXXX XXX.  Condition cleared.
(2021-11-15) Audit review of lender calculations determined that an auto loan with a CU and a $XXX.XX/month payment was omitted from lender calculations.  Audit review could not locate documentation to justify the omission.  Condition remains.
(2021-11-02) Review Lender's DTI breakdown of income and expenses, all of the income is being used, actually little higher at $XX,XXX.XX due rental income however, expenses listed on the Lender's DTI breakdown, only lists the borrower's expenses and Borrower1 and borrower2's primary residence but not their debts of $XXX.XX, which the total expenses is $XXX.XX  you are going to use Borrower1 and Borrower2's income, all of the expenses need to be included,   DTI remains at 51.29%, conditon remains.
									Refinance reduces total housing payment by $0.00.; UW Guides require 6.93 months reserves, loan qualified with 11.28 months reserves.; Primary borrower has 15.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_624	0694-004_289
55451	289_624_18040	18040	Credit		Missing 3rd Party Verbal Verification of Employment (Borrower)	Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 1 on the application. Status of possible documentation for verification of employment: VVOE dated more than the maximum allowable days prior to the Note date, Employment Letter Not in file, WVOE Not in file. The note date is X/XX/XXXX. ___ ___ Missing 3rd Party Verbal Verfication of Employment dated within 10 business days prior to the Note date for Borrower's job.	(2021-11-02) 10/29 XX: Please see updated verification form dated XX/XX/XX.	(2021-11-02) Lender provided updated verification of employment dated XX/XX/XXXX. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.93 months reserves, loan qualified with 11.28 months reserves.; Primary borrower has 15.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_624	0694-004_289
55451	289_624_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, No AVM in file, No Field Review in file 4 unit property		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.93 months reserves, loan qualified with 11.28 months reserves.; Primary borrower has 15.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_624	0694-004_289
55881	289_694_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, Unknown, Field Review not required A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared. (2021-10-22) A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required	UW Guides require 6.00 months reserves, loan qualified with 6.24 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_694	0694-004_289
59685	289_541_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing evidence of insurance for borrower's primary residence located at XXXXX X XXXX XXXXX XXXXX. File contains mortgage statement reflecting escrows, however, statement does not break down escrows into taxes and insurance. Additional conditions may apply.	(2021-11-03) 11/02 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-03) Lender provided a Mortgage Statement stating escrow for Borrower's Primary Residence at XXXXX X XXXXX XXXXX. Per XXXX - Esculated to Management.	UW Guides require 8.54 months reserves, loan qualified with 21.33 months reserves.; Primary borrower has 6.10 years in field. ; UW guides maximum DTI of 49.93%, loan qualified with DTI of 30.94%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_541	0694-004_289
59685	289_541_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, Unknown, No Field Review in file		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	UW Guides require 8.54 months reserves, loan qualified with 21.33 months reserves.; Primary borrower has 6.10 years in field. ; UW guides maximum DTI of 49.93%, loan qualified with DTI of 30.94%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_541	0694-004_289
59685	289_541_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements Missing evidence of insurance for the primary residence.		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared.	UW Guides require 8.54 months reserves, loan qualified with 21.33 months reserves.; Primary borrower has 6.10 years in field. ; UW guides maximum DTI of 49.93%, loan qualified with DTI of 30.94%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_541	0694-004_289
59685	289_541_18738	18738	Compliance		QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements' is cleared. Missing evidence of insurance for the primary residence. This finding is non-material and will be rated a B grade.		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared.	UW Guides require 8.54 months reserves, loan qualified with 21.33 months reserves.; Primary borrower has 6.10 years in field. ; UW guides maximum DTI of 49.93%, loan qualified with DTI of 30.94%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_541	0694-004_289
59685	289_541_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) This finding is non-material will be rated a B grade	UW Guides require 8.54 months reserves, loan qualified with 21.33 months reserves.; Primary borrower has 6.10 years in field. ; UW guides maximum DTI of 49.93%, loan qualified with DTI of 30.94%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_541	0694-004_289
59685	289_541_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Partial		(2021-11-19) Condition Rescinded.	UW Guides require 8.54 months reserves, loan qualified with 21.33 months reserves.; Primary borrower has 6.10 years in field. ; UW guides maximum DTI of 49.93%, loan qualified with DTI of 30.94%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_541	0694-004_289
60073	289_756_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 48.22%. Due to a miscalculation of debts to income, the actual DTI is 50.00%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $XXX.XX. Total debt amount used is $X,XXX.XX

Lender miss adding Tax and XXX to Primary Payment
11/03 XX: Please rescind. Please see attached REO taxes and XXX dues with updated AUS. See VOI and income worksheet to support additional income included to get DTI back under 50%.

Lender provided a VOI and worksheet.  Using  TWN , Borrower's employment income is coming up the same.  Taxes and XXX dues is also the same as in file. Condition Remains.
Lender provided a VOI and worksheet.  Using  TWN , Borrower's employment income is coming up the same.  Taxes and XXX dues is also the same as in file. Condition Remains.
11/15 XX: Please rescind. Please see attached DTI breakdown.
(2021-11-05) Lender provided a VOI and worksheet.  Using  TWN , Borrower's employment income is coming up the same.  Taxes and XXX dues is also the same as in file. Condition Remains.
(2021-11-05) 11/03 XX: Please rescind. Please see attached REO taxes and XXX dues with updated AUS. See VOI and income worksheet to support additional income included to get DTI back under 50%.

(2021-11-16) 11/15 XX: Please rescind. Please see attached DTI breakdown.
(2021-11-05) Lender provided a VOI and worksheet.  Using  TWN , Borrower's employment income is coming up the same.  Taxes and XXX dues is also the same as in file. Condition Remains.
(2021-11-05) 11/03 XX: Please rescind. Please see attached REO taxes and XXX dues with updated AUS. See VOI and income worksheet to support additional income included to get DTI back under 50%.

(2021-11-05) Lender provided a VOI and worksheet.  Using  TWN , Borrower's employment income is coming up the same.  Taxes and XXX dues is also the same as in file. Condition Remains.
(2021-11-05) 11/03 XX: Please rescind. Please see attached REO taxes and XXX dues with updated AUS. See VOI and income worksheet to support additional income included to get DTI back under 50%.
								(2021-11-17) Lender provided a WVOE which documented a history of additional income. Condition is cleared. (2021-11-16) Lender referenced "other" income. However, the 1003 does not disclose the source of this income and no documentation was provided to support same. Condition remains. (2021-11-12) Lender provided a VOI and worksheet. Using TWN , Borrower's employment income is coming up the same. Taxes and XXX dues is also the same as in file. Condition Remains.	Refinance reduces total housing payment by $0.00.; UW Guides require 13.12 months reserves, loan qualified with 26.47 months reserves.; Primary borrower has 13.11 years in field. ; UW guides maximum DTI of 48.22%, loan qualified with DTI of 47.15%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_756	0694-004_289
60073	289_756_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to ___ if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. DTI Tolerance
(2021-11-16) 11/15 XX: Please rescind. Please see attached DTI breakdown.
(2021-11-05) Lender provided a VOI and worksheet.  Using  TWN , Borrower's employment income is coming up the same.  Taxes and XXX dues is also the same as in file. Condition Remains.
(2021-11-05) 11/03 XX: Please rescind. Please see attached REO taxes and XXX dues with updated AUS. See VOI and income worksheet to support additional income included to get DTI back under 50%.

(2021-11-05) 11/03 XX: Please rescind. Please see attached REO taxes and XXX dues with updated AUS. See VOI and income worksheet to support additional income included to get DTI back under 50%.

(2021-11-17) Lender provided a WVOE which documented a history of additional income.  Condition is cleared.
(2021-11-16) Lender referenced "other" income.  However, the 1003 does not disclose the source of this income and no documentation was provided to support same.  Condition remains.
(2021-11-12) 11/03 XX: Please rescind. Please see attached REO taxes and XXX dues with updated AUS. See VOI and income worksheet to support additional income included to get DTI back under 50%.
(2021-11-05) Lender provided a VOI and worksheet.  Using  TWN , Borrower's employment income is coming up the same.  Taxes and XXX dues is also the same as in file. Condition Remains.
									Refinance reduces total housing payment by $0.00.; UW Guides require 13.12 months reserves, loan qualified with 26.47 months reserves.; Primary borrower has 13.11 years in field. ; UW guides maximum DTI of 48.22%, loan qualified with DTI of 47.15%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_756	0694-004_289
60073	289_756_932	932	Credit		Missing AUS results	Missing AUS results.	(2021-11-05) 11/03 XX: Please rescind. Please see attached AUS.	(2021-11-05) Lender provided revised AUS-DU correcting the Note Rate. Condition Cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 13.12 months reserves, loan qualified with 26.47 months reserves.; Primary borrower has 13.11 years in field. ; UW guides maximum DTI of 48.22%, loan qualified with DTI of 47.15%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_756	0694-004_289
60073	289_756_15852	15852	Credit		Missing Written Verification of Employment - Bonus,OT, Commission 1(Borrower)	Written Verification of employment is missing for Borrower 1 for bonus, overtime, or commission income used to qualify. This income is for the job listed in position 1 on the application.		(2021-11-17) This condition is rescinded.	Refinance reduces total housing payment by $0.00.; UW Guides require 13.12 months reserves, loan qualified with 26.47 months reserves.; Primary borrower has 13.11 years in field. ; UW guides maximum DTI of 48.22%, loan qualified with DTI of 47.15%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_756	0694-004_289
60073	289_756_-98785	-98785	Compliance		Prohibited Lender Fees Test
This loan failed the prohibited lender fees test. (WA RCW §31.04.105)The loan charges a prohibited lender fee. Every licensee may:Agree with the borrower for the payment of fees to third parties other than the licensee who provide goods or services to the licensee in connection with the preparation of the borrower's loan, including, but not limited to, credit reporting agencies, title companies, appraisers, structural and pest inspectors, and escrow companies, when such fees are actually paid by the licensee to a third party for such services or purposes and may include such fees in the amount of the loan. However, no charge may be collected unless a loan is made, except for reasonable fees properly incurred for a credit report and in connection with the appraisal of property by a qualified, independent, professional, third-party appraiser selected by the borrower and approved by the lender or in the absence of borrower selection, selected by the lender.Collect at the time of the loan closing up to but not exceeding forty-five days of prepaid interest.Sell insurance covering real and personal property, covering the life or disability or both of the borrower, and covering the involuntary unemployment of the borrower.
								(2021-11-16) Client Acknowledges Agency Rating B (2021-11-16) Client Acknowledges Agency Rating B (2021-11-04) Agency Rating B – Client acknowledges this finding is non-material and will be rated a B grade. (2021-11-04) Client Acknowledges Agency Rating B	Refinance reduces total housing payment by $0.00.; UW Guides require 13.12 months reserves, loan qualified with 26.47 months reserves.; Primary borrower has 13.11 years in field. ; UW guides maximum DTI of 48.22%, loan qualified with DTI of 47.15%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_756	0694-004_289
71025	289_811_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2021-11-16) Condition cleared.	UW Guides require 7.42 months reserves, loan qualified with 17.19 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_811	0694-004_289
71025	289_811_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payment for REO 3 (Acct# XXXX). Additonal conditions may apply. The loan file is missing verification of the new XXX PITI payment for REO 3 (Acct# XXXX). Additonal conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Please see attached REO multipack CD along with taxes, insurance + flood insurance, and XXX dues.	(2021-11-09) Lender provided evidence of the new XXX payment, tax bill, HOI & flood insurance premiums, and XXX dues. Condition is cleared. (2021-11-09) The loan file is missing verification of the new XXX PITI payment for REO 3 (Acct# XXXX). Additonal conditions may apply. (2021-11-04) The loan file is missing verification of the new XXX PITI payment for REO 3 (Acct# XXXX). Additonal conditions may apply.	UW Guides require 7.42 months reserves, loan qualified with 17.19 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_811	0694-004_289
71026	289_718_932	932	Credit		Missing AUS results	Missing AUS results. AUS not in file.	(2021-11-02) 10/29 XX: Please rescind. Please see attached AUS.	(2021-11-02) Lender provided all pages of the AUS-DU. Condition Cleared.	UW guides maximum DTI of 46.88%, loan qualified with DTI of 29.70%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_718	0694-004_289
71026	289_718_15232	15232	Credit		Missing W-2 Job 1 (Borrower)	The exception 'Missing W-2 Job 1 (Borrower)' is cleared.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-02) This finding is non-material and will be rated a B grade. (2021-11-02) Missing the borrower’s XXXX W-2 for the 3rd employer listed on the 1003 as required per the enumerated guidelines. The 1003 reflects employment from XX/XX/XXXX through XX/XX/XXXX.	UW guides maximum DTI of 46.88%, loan qualified with DTI of 29.70%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_718	0694-004_289
71026	289_718_17008	17008	Credit		Property Tax Assessor Number is incorrect	APN number on Appraisal, Title and Mortgage do not match. APN on appraisal varies from APN on Title and Mortgage Deed	(2021-11-02) 10/29 XX: Please rescind. Requirement is for one or the other to match between Parcel ID and legal description. Legal description matches exactly. See tax bill that further supports legal description and Parcel ID. You can see on the site map of the appraisal the APN matches and the appraiser simply used the PIN/Schedule Number, although both are acceptable.	(2021-11-02) Lender provided the Appraisal Site Map which reflected PIN XXXXXXXXX. Condition Cleared.	UW guides maximum DTI of 46.88%, loan qualified with DTI of 29.70%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_718	0694-004_289
71026	289_718_-96350	-96350	Compliance		Lender Credits Finding	This loan failed the initial closing disclosure lender credits finding. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F), and (D) as amended in 2015 )The initial closing disclosure contains a credit(s) that is not an allowable redisclosure under §1026.19(e)(3)(iv).		(2021-11-09) Finding Rescinded	UW guides maximum DTI of 46.88%, loan qualified with DTI of 29.70%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_718	0694-004_289
71026	289_718_18726	18726	Compliance		QM ATR Failure - Current Income: Income documentation does not meet requirements	QM ATR Failure - Current Income: Income documentation does not meet requirements		(2021-11-19) Condition Rescinded.	UW guides maximum DTI of 46.88%, loan qualified with DTI of 29.70%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_718	0694-004_289
71026	289_718_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) Missing the borrower’s XXXX W-2 for the 3rd employer listed on the 1003 as required per the enumerated guidelines. This condition is non-material and will be a B grade.	UW guides maximum DTI of 46.88%, loan qualified with DTI of 29.70%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_718	0694-004_289
71026	289_718_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-02) This finding is non-material and will be rated a B grade.	UW guides maximum DTI of 46.88%, loan qualified with DTI of 29.70%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_718	0694-004_289
72027	289_582_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 45.63%. Due to a miscalculation of debts to income, the actual DTI is 45.72%. Income used includes total borrower income $XX,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XX,XXX.XX. The AUS reflects a maximum allowable DTI of 45.63%. Due to the improper calculation of of the subject PITI payment, the actual DTI is 45.72%. The lender failed to include the hazard insurance premium of $XX.XX per month in the DTI calculation.	(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender provided ratios.	(2021-11-02) Review the Lender’s DTI breakdown, Lender provided Final CD for XXXXX XXXXXXXX with supporting documents of Insurance and Property taxes, 1008 and LP already present in the loan file, matches the DTI of 45.63, which the actual DTI is now at 42.91%. Lender’s DTI does not count negative rental income for both properties, and Subject property is $XX,XXX.XX instead of Lender’s at $X,XXX.XX which in turn has the total expense at $XX,XXX.XX instead of $X,XXX.XX per DTI breakdown, use 1008 and LP already presented in loan file to clear conditions. Condition cleared.	UW Guides require 8.03 months reserves, loan qualified with 20.77 months reserves.; UW guides maximum DTI of 45.63%, loan qualified with DTI of 42.91%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_582	0694-004_289
72027	289_582_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,.		(2021-11-02) Review the Lender’s DTI breakdown, Lender provided Final CD for XXXXX XXXXXXXX with supporting documents of Insurance and Property taxes, 1008 and LP already present in the loan file, matches the DTI of 45.63, which the actual DTI is now at 42.91%. Lender’s DTI does not count negative rental income for both properties, and Subject property is $XX,XXX.XX instead of Lender’s at $X,XXX.XX which in turn has the total expense at $XX,XXX.XX instead of $X,XXX.XX per DTI breakdown, use 1008 and LP already presented in loan file to clear conditions. Condition cleared.	UW Guides require 8.03 months reserves, loan qualified with 20.77 months reserves.; UW guides maximum DTI of 45.63%, loan qualified with DTI of 42.91%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_582	0694-004_289
72027	289_582_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, Unknown, No Field Review in file		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 8.03 months reserves, loan qualified with 20.77 months reserves.; UW guides maximum DTI of 45.63%, loan qualified with DTI of 42.91%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_582	0694-004_289
72027	289_582_19054	19054	Credit		Required Documentation is Missing	The loan file is missing documentation to verify the new XXX loan, loan number ending (...XXXX), balance $XXX,XXX.XX on the property located at XXXXX XXXXXXXX XXXXX.	(2021-11-02) 10/29 XX: Please see final CD for concurrent REO refinance	(2021-11-02) Lender provide Final CD for XXXXX XXXXXXXX, which was going thru a refinance at the same time with supporting documents of HOI and Property taxes. Condition cleared.	UW Guides require 8.03 months reserves, loan qualified with 20.77 months reserves.; UW guides maximum DTI of 45.63%, loan qualified with DTI of 42.91%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_582	0694-004_289
75024	289_547_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXXXXX X XXXX.	(2021-11-01) 10/28 XX: Please see attached insurance policy for the primary residence	(2021-11-01) Lender provided evidence of insurance for Primary Residence. Condition Cleared. (2021-10-25) Missing Evidence of Insurance for Primary Residence at XXXXX X XXXX.	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_547	0694-004_289
75024	289_547_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXXX X. XXXX.	(2021-11-01) 10/28 XX: Please see attached tax certificate for the primary residence	(2021-11-01) Lender provided evidence of taxes for Primary Residence. Condition Cleared. (2021-10-25) Missing Evidence of Property Taxes for Primary Residence	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_547	0694-004_289
75024	289_547_19054	19054	Credit		Required Documentation is Missing
The loan file is missing evidence to support omission of mortgage debt with XXXXXXXX, acct XXXX, balance of $XXX,XXX.XX as required per DU condition # 15.

Missing evidence of new P&I for primary residence XXXXX X. XXXX.

Missing payment history for new XXX loan on the primary residence at XXXXX X XXXX as required per DU condition # 16.  Additional conditions may apply.

The loan file is missing evidence to support omission of mortgage debt with XXXXXXXX acct XXXX, balance of $XXX,XXX.XX as required per DU condition # 15.

Missing evidence of new P&I for primary residence XXXXX X. XXXXX.

Missing payment history for new XXX loan on the primary residence at XXXXXX X XXXX as required per DU condition # 16.  Additional conditions may apply.
							(2021-11-01) 10/28 XX: Please see attached tax certificate for the primary residence
(2021-11-01) Lender provided the final CD for refinance of primary residence evidening new P&I payment and payoff of Mortgage Loan with XXXXXXXX  Lender also provided evidence of taxes and insurance for primary residence.  Condition Cleared.
(2021-10-25) The loan file is missing evidence to support omission of mortgage debt with XXXXXXXX, acct XXXX, balance of $XXX,XXX.XX as required per DU condition # 15.

Missing evidence of new P&I for primary residence XXXXX X. XXXX.

Missing payment history for new XXX loan on the primary residence at XXXXX X XXXX as required per DU condition # 16.  Additional conditions may apply.
									Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_547	0694-004_289
75024	289_547_15950	15950	Compliance		NQM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	NQM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements		(2021-11-09) Finding Rescinded	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_547	0694-004_289
75024	289_547_18731	18731	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements' is cleared.		(2021-11-09) Finding Rescinded	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_547	0694-004_289
75024	289_547_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements. Missing evidence of taxes and insurance for primary residence at XXXXX X XXXX XXX.		(2021-10-25) QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements. Missing evidence of taxes and insurance for primary residence at XXXXX X XXXX XXX.	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_547	0694-004_289
75024	289_547_18738	18738	Compliance		QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements	QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements. Missing evidence of taxes and insurance for primary residence at XXXXX X XXXX XXX.		(2021-10-25) QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements. Missing evidence of taxes and insurance for primary residence XXXXX X XXXX XXX.	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_547	0694-004_289
75024	289_547_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $1917.24.; UW Guides require 6.00 months reserves, loan qualified with 9.94 months reserves.; Primary borrower has 19.30 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_547	0694-004_289
77918	289_651_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, Unknown, AVM not required, No Field Review in file Missing seconadary Value UCDP over 2.5		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 47.69 months reserves.; Primary borrower has 5.70 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_651	0694-004_289
79917	289_647_5831	5831	Property		Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Subject property is in recent disaster area and there is no post incident inspection	(2021-11-03) 11/02 XX: Please rescind. Please see attached evidence there is no individual assistance designations in the subject property county of XXX XXXX. XXXX XXXX inspection is not required per guidelines.	(2021-11-03) XXXXXXXXXX XXX - XXX XXXX XXXXXX is public assistance. Exception cleared	UW Guides require 6.00 months reserves, loan qualified with 22.41 months reserves.; Primary borrower has 7.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_647	0694-004_289
79917	289_647_1121	1121	Credit		FEMA: Property is in recent hazard area	The following disasters were found: -REMNANTS OF XXXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 11:59:00 PM-REMNANTS OF XXXXXXXXX XXX from XX/XX/XXXX 8:00:00 AM to XX/XX/XXXX 12:00:00 AM	(2021-11-03) 11/02 XX: Please rescind. Please see attached evidence there is no individual assistance designations in the subject property county of XXX XXXX. XXXX XXXX inspection is not required per guidelines.	(2021-11-03) XXXXXXXXX XXX - XXX XXXX XXXXX is public assistance. Exception cleared	UW Guides require 6.00 months reserves, loan qualified with 22.41 months reserves.; Primary borrower has 7.00 years in field.	Cleared	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_647	0694-004_289
79917	289_647_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2021-11-11) A CDA Report was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 22.41 months reserves.; Primary borrower has 7.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_647	0694-004_289
79917	289_647_-99944	-99944	Compliance		Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.

5.00% > 2.00% maximum late fee allowed by the state of XXX XXXX.
								(2021-11-03) Seller acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-03) Confirmed occupancy of non-owner; Downgrade of exception as most conservative approach per guidance.	UW Guides require 6.00 months reserves, loan qualified with 22.41 months reserves.; Primary borrower has 7.00 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_647	0694-004_289
79917	289_647_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) This finding is non-material and will be rated a B grade.	UW Guides require 6.00 months reserves, loan qualified with 22.41 months reserves.; Primary borrower has 7.00 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_647	0694-004_289
80585	289_663_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file Loan approved thru LP. The XXXXXXX XXX UCDP Submission Summary Report reflects Collateral R&W Relief Not Eligible. A CDA or AVM was not provided.		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 8.93 months reserves, loan qualified with 119.90 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_663	0694-004_289
82869	289_569_16923	16923	Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX with 25% Home Protector Coverage or $XX,XXX.XX which equals total coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided. Additional conditions may apply.		(2021-11-17) Lender provided Replacement Cost Estimator to show sufficient coverage for the loan Amount of $XXX,XXX.XX bringing total coverage $XXX,XXX.XX, Condition cleared	Refinance reduces total housing payment by $-166.46.; UW Guides require 6.00 months reserves, loan qualified with 9.30 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_569	0694-004_289
82869	289_569_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	The exception 'QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements' is cleared.		(2021-11-17) Lender provided Replacement Cost Estimator to show sufficient coverage for the loan Amount of $XXX,XXX.XX, bringing total coverage $XXX,XXX.XX, Condition cleared (2021-11-02) Missing evidence the hazard shortfall does not result in a higher monthly premium.	Refinance reduces total housing payment by $-166.46.; UW Guides require 6.00 months reserves, loan qualified with 9.30 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_569	0694-004_289
82869	289_569_18738	18738	Compliance		QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements' is cleared.		(2021-11-17) Lender provided Replacement Cost Estimator to show sufficient coverage for the loan Amount of $XXX,XXX.XX, bringing total coverage $XXX,XXX.XX Condition cleared (2021-11-02) This finding is non-material and will be rated a B grade. (2021-11-02) Missing evidence the hazard shortfall does not result in a higher monthly premium.	Refinance reduces total housing payment by $-166.46.; UW Guides require 6.00 months reserves, loan qualified with 9.30 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_569	0694-004_289
82869	289_569_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-02) This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $-166.46.; UW Guides require 6.00 months reserves, loan qualified with 9.30 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_569	0694-004_289
84432	289_661_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, Unknown, No AVM in file, No Field Review in file		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 10.67 months reserves.; UW guides maximum DTI of 35.32%, loan qualified with DTI of 33.34%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_661	0694-004_289
84432	289_661_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new PITI payment for the borrower's primary residence located at XXX XXXX XXXXX XXX and also verification of the hazard insurance for the property located at XXXX XX XXXXXXXX XXX. Additional conditions may apply. The loan file is missing verification of the new PITI payment for the borrower's primary residence located at XXX XXXX XXXXX XXX and also verification of the hazard insurance for the property located at XXXX XX XXXXXXXX XXX. Additional conditions may apply.	(2021-11-01) 10/29 XX: Please rescind. Please see attached HOI For REO XXXX XX XXXXXXXX XXX. Primary REO XXX XXXX XXXXX XXX is a new construction that has not yet closed, see attached LE for estimated PITIA used to qualify along with updated AUS. This is not a XXX multipack file, LE is calculated with estimated taxes by builder. No bill to provide as this is a new construction.	(2021-11-01) Trailing Docs: Lender provided evidence of insuance for both REO located at XXX XXXX XXXXX XXX and REO located at XXXX XX XXXXXXXX XXX. Lender also provided an LE for new PITI payment for XXX XXXX XXXXX XXX. Loan is new construction and hasn't closed yet. Condition Cleared. (2021-10-26) The loan file is missing verification of the new PITI payment for the borrower's primary residence located at XXX XXXX XXXXX XXX and also verification of the hazard insurance for the property located at XXXX XX XXXXXXXX XXX. Additional conditions may apply.	UW Guides require 6.00 months reserves, loan qualified with 10.67 months reserves.; UW guides maximum DTI of 35.32%, loan qualified with DTI of 33.34%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_661	0694-004_289
89560	289_548_17312	17312	Compliance		Qualified Mortgage Points & Fees Failure	This loan's points and fees exceed the qualified mortgage points and fees threshold. A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount.		(2021-11-09) Finding Rescinded	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 17.18 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_548	0694-004_289
89573	289_652_1818	1818	Credit		Missing Trust Documentation	Missing Trust Documentation		(2021-11-01) Lender provided all required Trust documents - Trust Acknowledgement, Trust Cert and Trust Rider. Condition Cleared.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $1476.34.; UW Guides require 6.00 months reserves, loan qualified with 24.66 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_652	0694-004_289
89837	289_697_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, Unknown, No Field Review in file		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 6.63 months reserves, loan qualified with 56.84 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_697	0694-004_289
95758	289_770_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-11) A CDA Report was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 4.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 134.02 months reserves.; Primary borrower has 10.80 years in field. ; Borrower has 10.80 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_770	0694-004_289
97199	289_643_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, CDA Not Required, Unknown, Field Review not required A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, CDA Not Required, AVM not required, Field Review not required		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared. (2021-11-02) A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, CDA Not Required, AVM not required, Field Review not required	UW Guides require 4.59 months reserves, loan qualified with 160.47 months reserves.; Primary borrower has 24.25 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_643	0694-004_289
98445	289_571_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payment for the property located at XXXX XXXXXXXXXX XX (Acct # XXXX). The loan file is missing verification of the new XXX PITI payment for the property located at XXXX XXXXXXXXXX XX (Acct # XXXX).	(2021-11-01) 10/28 XX: Please rescind. Please see attached REO multipack CD with taxes. REO is a condo, see attached master insurance with walls-in and betterments & improvements included, individual policy not required.	(2021-11-01) The Lender provided Final CD for property located at XXXX XXXXXXXXXX XX evidencing the new PITI. Condition Cleared. (2021-10-20) The loan file is missing verification of the new XXX PITI payment for the property located at XXXX XXXXXXXXXX XX (Acct # XXXX).	UW Guides require 12.02 months reserves, loan qualified with 155.57 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_571	0694-004_289
00990	289_787_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-11) A CDA Report was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 11.65 months reserves.; Primary borrower has 9.08 years in field. ; Borrower has 9.08 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_787	0694-004_289
02029	289_560_5140	5140	Credit		Missing Evidence of Property Taxes for REO9	Evidence of property taxes for property 9 on the final application not provided. Missing evidence of property taxes for REO property located at XXX XXXXX XXXXX #XX. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please rescind. See the attached tax document for the property located at XXX XXXXXXXXXX XXXXXXX XXX.	(2021-11-09) Lender provided the property tax bill for REO9 located at XXX XXXXX XX. Condition Cleared. (2021-11-01) Lender provided property taxes for XXX XXXXXXXXXX XXXXXXX XX, unfortunately we need the property taxes for XXX XXXXX XX. condition remains.	UW Guides require 9.16 months reserves, loan qualified with 238.09 months reserves.; Primary borrower has 9.75 years in field. ; UW guides maximum DTI of 36.77%, loan qualified with DTI of 0.00%. ; Borrower has resided in current property for 7.16 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_560	0694-004_289
02029	289_560_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of payment for REO property located at XXX XXXXXXXXX XXX. Payment is with a new mortgage with XXX #XXXX. Additional conditions may apply. The loan file is missing evidence of mortgage payment for REO property located at XXX XXXXXXXXX XXX. Mortgage payment is with a new mortgage with XXX #XXXX. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please rescind. See the attached final CD for the property at XXX XXXXXXXXX XXX. Please also see the taxes and insurance documents, along with the updated underwriting transmittal to show the updated REO PITIa amounts.	(2021-11-01) Lender provided Final CD to show P&I payment with insurance and property taxes for XXX XXXXXXXXX XXX, and updated 1008 and 1003, condition cleared.	UW Guides require 9.16 months reserves, loan qualified with 238.09 months reserves.; Primary borrower has 9.75 years in field. ; UW guides maximum DTI of 36.77%, loan qualified with DTI of 0.00%. ; Borrower has resided in current property for 7.16 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_560	0694-004_289
05168	289_646_18758	18758	Credit		Employment History has gaps in employment - Borrower	Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Borrower has gaps in employment history with no letter of explanation in file. The borrower had a GAP of employment from XX/XX/XXXX to XX/XX/XXXX as reflected on the final loan application. Additional conditions may apply.	(2021-11-04) 11/03 XX: Please rescind. Please see attached transcripts for evidence of borrower's previous employment history being a student university.	(2021-11-04) Lender provided School Transcripts stating courses completed on XX/XX/XXXX. Lender also provided Borrower's XXX Degree. Borrower's start date with current Employer is XX/XX/XXXX. Condition cleared. (2021-10-15) The borrower had a GAP of employment from XX/XX/XXXX to XX/XX/XXXX as reflected on the final loan application. Additional conditions may apply.	UW Guides require 5.91 months reserves, loan qualified with 10.57 months reserves.; UW guides maximum DTI of 47.65%, loan qualified with DTI of 45.48%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_646	0694-004_289
05168	289_646_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets The AUS (DU) in file requires 2 months' bank statements. The loan file is missing 1 month additional bank statement with XXXX, account #XXXX and #XXXX. Additional findings may apply.	(2021-11-04) 11/03 XX: Please rescind. Please see attached updated DU guideline which states that on refinance transactions, one month of assets is acceptable.	(2021-11-04) Updated DU guiXXine B3-4,4-02 states that on refinance transactions, one month of assets is acceptable. Condition Cleared.	UW Guides require 5.91 months reserves, loan qualified with 10.57 months reserves.; UW guides maximum DTI of 47.65%, loan qualified with DTI of 45.48%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_646	0694-004_289
05168	289_646_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, Unknown, Field Review not required		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 5.91 months reserves, loan qualified with 10.57 months reserves.; UW guides maximum DTI of 47.65%, loan qualified with DTI of 45.48%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_646	0694-004_289
05778	289_713_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-11) A CDA Report was provided. Variance within tolerance. Condition cleared.	Coborrower has 13.67 years in field.; Refinance reduces total housing payment by $0.00.; UW Guides require 7.60 months reserves, loan qualified with 51.56 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_713	0694-004_289
05809	289_653_18040	18040	Credit		Missing 3rd Party Verbal Verification of Employment (Borrower)
Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 1 on the application. Status of possible documentation for verification of employment:  VVOE dated more than the maximum allowable days prior to the Note date, Employment Letter Not in file, WVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX. ___ ___

Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 1 on the application. VVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX and the VVOE was dated XX/XX/XXXX.
							(2021-11-02) 11/01 XX: Please rescind. Please see attached VVOE.	(2021-11-02) Lender provided a VVOE for Borrower's Job 1 dated XX/XX/XXXX. Condition Cleared. (2021-10-20) Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 1 on the application. VVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX and the VVOE was dated XX/XX/XXXX.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.36 months reserves, loan qualified with 13.67 months reserves.; Primary borrower has 5.83 years in field. ; UW guides maximum DTI of 37.00%, loan qualified with DTI of 0.00%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_653	0694-004_289
05809	289_653_18044	18044	Credit		Missing 3rd Party Verbal Verification of Employment (Borrower)
Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 2 on the application. Status of possible documentation for verification of employment:  VVOE dated more than the maximum allowable days prior to the Note date, Employment Letter Not in file, WVOE Not in file. The note date is XX/XX/XXXX. ___ ___

Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 2 on the application. VVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX and the VVOE was dated XX/XX/XXXX.
							(2021-11-02) 11/01 XX: Please rescind. Please see attached VVOE.	(2021-11-02) Lender provided a VVOE dated XX/XX/XXXX for Borrower's Job 2. Condition Cleared. (2021-10-20) Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 2 on the application. VVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX and the VVOE was dated XX/XX/XXXX.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.36 months reserves, loan qualified with 13.67 months reserves.; Primary borrower has 5.83 years in field. ; UW guides maximum DTI of 37.00%, loan qualified with DTI of 0.00%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_653	0694-004_289
05809	289_653_18049	18049	Credit		Missing 3rd Party Verbal Verification of Employment (CoBorrower)
Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for CoBorrower’s job in position 1 on the application. Status of possible documentation for verification of employment:  VVOE dated more than the maximum allowable days prior to the Note date, Employment Letter Not in file, WVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX. ___ ___

Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for CoBorrower’s job in position 1 on the application. VVOE dated more than the maximum allowable days prior to the Note date.  The note date is XX/XX/XXXX and the VVOE is dated XX/XX/XXXX.
							(2021-11-02) 11/01 XX: Please rescind. Please see attached VVOE.	(2021-11-02) Lender provided a VVOE for Co-Borrower's Job 1 dated XX/XX/XXXX. Condition Cleared. (2021-10-20) Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for CoBorrower’s job in position 1 on the application. VVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX and the VVOE is dated XX/XX/XXXX.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.36 months reserves, loan qualified with 13.67 months reserves.; Primary borrower has 5.83 years in field. ; UW guides maximum DTI of 37.00%, loan qualified with DTI of 0.00%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_653	0694-004_289
05809	289_653_-96350	-96350	Compliance		Lender Credits Finding	This loan passed the initial closing disclosure lender credits finding due to one of the following reasons: ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F), and (D) as amended in 2015 )The initial closing disclosure contains a credit(s) that is an allowable redisclosure under §1026.19(e)(3)(iv); andThe disclosure was delivered timely; orThe sum of the specific and non-specific lender credits increased or did not change.		(2021-11-16) Condition cleared.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.36 months reserves, loan qualified with 13.67 months reserves.; Primary borrower has 5.83 years in field. ; UW guides maximum DTI of 37.00%, loan qualified with DTI of 0.00%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_653	0694-004_289
05809	289_653_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased.		(2021-11-18) Added COC to Loan Origination Fee payable to the broker on intial CD. Finding cleared. (2021-11-02) Ran Compliance Ease - cleared	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.36 months reserves, loan qualified with 13.67 months reserves.; Primary borrower has 5.83 years in field. ; UW guides maximum DTI of 37.00%, loan qualified with DTI of 0.00%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_653	0694-004_289
06146	289_585_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence Missing Evidence of XXX Dues for Primary Residence at XXXX XXXXXXX XX. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please see documenting no XXX for the primary residence	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-01) Lender provided property profile to show primary residence is Single Family Residence, no XXX is needed. Condition cleared. (2021-10-19) Missing Evidence of XXX Dues for Primary Residence at XXXX XXXXXXX XX. Additional conditions may apply.	UW Guides require 7.95 months reserves, loan qualified with 179.29 months reserves.; Primary borrower has 9.16 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_585	0694-004_289
06146	289_585_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXX XX. Additional conditions may apply.	(2021-11-15) 10/28 XX: Please see the mortgage statement for the primary residence showing that taxes and insurance are being escrowed (2021-11-01) 10/28 XX: Please see the mortgage statement for the primary residence showing that taxes and insurance are being escrowed	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-01) escalated to Management (2021-10-19) Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXX XX. Additional conditions may apply.	UW Guides require 7.95 months reserves, loan qualified with 179.29 months reserves.; Primary borrower has 9.16 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_585	0694-004_289
06146	289_585_1455	1455	Credit		Missing Evidence of Insurance for Second Home	Missing Evidence of Insurance for Second Home Missing Evidence of Insurance for Second Home at XXXX XXXXXXXXXX XX XX. Additional conditions may apply.	(2021-11-15) 10/28 XX: Please see the mortgage statement for the primary residence showing that taxes and insurance are being escrowed (2021-11-01) 10/28 XX: Please see the mortgage statement for the secondary residence showing that taxes and insurance are being escrowed	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-01) escalated to Management (2021-10-19) Missing Evidence of Insurance for Second Home at XXXX XXXXXXXXXX XX XX. Additional conditions may apply.	UW Guides require 7.95 months reserves, loan qualified with 179.29 months reserves.; Primary borrower has 9.16 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_585	0694-004_289
06146	289_585_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXX XX. Additional conditions may apply.	(2021-11-15) 10/28 XX: Please see the mortgage statement for the primary residence showing that taxes and insurance are being escrowed (2021-11-01) 10/28 XX: Please see the mortgage statement for the primary residence showing that taxes and insurance are being escrowed	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-01) escalated to Management (2021-10-19) Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXX XX. Additional conditions may apply.	UW Guides require 7.95 months reserves, loan qualified with 179.29 months reserves.; Primary borrower has 9.16 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_585	0694-004_289
06146	289_585_1452	1452	Credit		Missing Evidence of Property Taxes for Second Home	Missing Evidence of Property Taxes for Second Home Missing Evidence of Property Taxes for Second Home at XXXX XXXXXXXXXX XX XX. Additional conditions may apply.	(2021-11-15) 10/28 XX: Please see the mortgage statement for the primary residence showing that taxes and insurance are being escrowed (2021-11-01) 10/28 XX: Please see the mortgage statement for the secondary residence showing that taxes and insurance are being escrowed	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-01) escalated to Management (2021-10-19) Missing Evidence of Property Taxes for Second Home at XXXX XXXXXXXXXX XX XX. Additional conditions may apply.	UW Guides require 7.95 months reserves, loan qualified with 179.29 months reserves.; Primary borrower has 9.16 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_585	0694-004_289
06582	289_733_18040	18040	Credit		Missing 3rd Party Verbal Verification of Employment (Borrower)	Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 1 on the application. Status of possible documentation for verification of employment: VVOE dated more than the maximum allowable days prior to the Note date, Employment Letter Not in file, WVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX. ___ ___	(2021-11-12) 11/11 XX: Please rescind. Please see attached VVOE.	(2021-11-12) Lender provided Verbal Verification of Employment for borrower within the proper timeframe. Condition cleared.	Coborrower has 5.50 years in field.; Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 7.57 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_733	0694-004_289
06582	289_733_18049	18049	Credit		Missing 3rd Party Verbal Verification of Employment (CoBorrower)	Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for CoBorrower’s job in position 1 on the application. Status of possible documentation for verification of employment: VVOE dated more than the maximum allowable days prior to the Note date, Employment Letter Not in file, WVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX. ___ ___	(2021-11-12) 11/11 XX: Please rescind. Please see attached VVOE.	(2021-11-12) Lender provided Verbal Verification of Employment for co-borrower within the proper timeframe. Condition cleared.	Coborrower has 5.50 years in field.; Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 7.57 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_733	0694-004_289
06582	289_733_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets		(2021-11-10) One month of asset statements is acceptable for reserves. Condition is rescinded.	Coborrower has 5.50 years in field.; Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 7.57 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_733	0694-004_289
06582	289_733_12426	12426	Credit		Missing asset documentation - Retirement accounts	Lender's guidelines require 2 months' 401K or other retirement account statements. The loan file is missing: Form : Vested Interest Retirement Funds		(2021-11-10) One month of asset statements is acceptable for reserves. Condition is rescinded.	Coborrower has 5.50 years in field.; Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 7.57 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_733	0694-004_289
06582	289_733_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	Coborrower has 5.50 years in field.; Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 7.57 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_733	0694-004_289
06582	289_733_15965	15965	Compliance		Charges That in Total Cannot Increase More Than 10% Failure	This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%. ComplianceEase successfully run with no errors. This exception is not valid.		(2021-11-11) A revised disclosure was provided reflecting a valid change of circumstance allowing for the increase of the fees previously disclosed to the Borrower. (2021-11-05) ComplianceEase successfully run with no errors. This exception is not valid.	Coborrower has 5.50 years in field.; Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 7.57 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_733	0694-004_289
08678	289_685_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, Unknown, No Field Review in file		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 115.08 months reserves.; Primary borrower has 14.16 years in field. ; Borrower has resided in current property for 5.00 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_685	0694-004_289
08891	289_614_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing Evidence of Insurance fir REO #2 reflected on the final loan application. Additional conditions may apply.	(2021-11-05) 11/04 XX: Please rescind. Please confirm REO address in question, not listed within original condition or additional commentary. Assuming based on REO tab of report referring to XXXX XXXXXX XX. This is not a XXX multipack REO, this was refinanced with XXX in early XXXX. Please see attached mortgage statement which confirms escrowed, please escalate to XXXX and XXXXXX at XXXX who have confirmed this should be sufficient.	(2021-11-05) Lender provided evidence of insurance for REO at XXXX XXXXXX. Condition Cleared.	UW Guides require 12.61 months reserves, loan qualified with 28.82 months reserves.; UW guides maximum DTI of 33.62%, loan qualified with DTI of 25.93%. ; Primary borrower has 10.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_614	0694-004_289
08891	289_614_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score not used for secondary valuation, No CDA in File, No AVM in file, No Field Review in file		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 12.61 months reserves, loan qualified with 28.82 months reserves.; UW guides maximum DTI of 33.62%, loan qualified with DTI of 25.93%. ; Primary borrower has 10.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_614	0694-004_289
12287	289_715_18760	18760	Credit		Employment History has Gaps in employment - Coborrower	Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Coborrower has gaps in employment history with no letter of explanation in file. Final loan application shows co-borrower's employment history has unemployment gaps of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX.	(2021-11-02) 10/29 XX: Please rescind. Please see LP guideline (https://guide.freddiemac.com/XXXX) which does not list a specific time period for gap to be addressed. Guidelines do not require a borrower LOX for employment gaps. Borrower has been in the same line of business (XXXX) for each employer. There is no concern about income stability. We have obtained all relevant previous employer XXXX W-2s for verification. In addition, this bulletin (https://guide.freddiemac.com/XXXX) specifically states borrower LOX is not required.	(2021-11-02) Lender provided W2 for XXXX, Based XXXXXXXXXX'X Bulletin and 5303.1 letter for Gap in employment is not required if co-borrower has been in same type of position and employment appears to be stable. Condition cleared. (2021-10-28) Final loan application shows co-borrower's employment history has unemployment gaps of XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX.	UW Guides require 8.67 months reserves, loan qualified with 9.79 months reserves.; Primary borrower has 18.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_715	0694-004_289
12287	289_715_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 8.67 months reserves, loan qualified with 9.79 months reserves.; Primary borrower has 18.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_715	0694-004_289
12287	289_715_16074	16074	Compliance		Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: The revised loan estimate date is provided and the revised loan estimate method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The revised loan estimate  date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The revised loan estimate date is on or after the initial closing disclosure delivery date. The creditor shall not provide a revised version of the disclosures required on or after the date on which the creditor provides the disclosures. The consumer must receive a revised version of the disclosures required not later than four business days prior to consummation. If the revised version of the disclosures is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Exception is not valid.  Subject transacton is a business purpose cash-out refinance with no consumer debt being paid off.  Initial LE received on XX/XX/XXXX and consummation date was XX/XX/XXXX.
							(2021-11-08) Please see the attached Initial Closing Disclosure and TRID worksheet that shows the borrower signed the initial closing disclosure on XX/XX/XXXX.
(2021-11-18) Revised LE meeting timing requirements has been provided.
(2021-11-18) Lender resent the Initial CD and TRID disclosure tracker, it is actually the Initial Loan Estimate that did not meet timing requirements, ComplianeEase was re-ran and finding has removed, condition cleared.
(2021-11-08) Lender rebuttal review with Initial CD and TRID disclosure tracker, it is actually the Initial Loan Estimate that did not meet timing requirements, ComplianeEase was re-ran and finding has removed, condition cleared.
(2021-10-28) Exception is not valid.  Subject transacton is a business purpose cash-out refinance with no consumer debt being paid off.  Initial LE received on XX/XX/XXXX and consummation date was XX/XX/XXXX.
									UW Guides require 8.67 months reserves, loan qualified with 9.79 months reserves.; Primary borrower has 18.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_715	0694-004_289
12815	289_659_1265	1265	Credit		Missing Third Party Fraud Tool (Report)
This file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search.  Additional conditions may apply.
Borrowers on loan:  1
Fraud Report in file
Borrower: No
CoBorrower: ___
Borrower 3: ___
Borrower 4: ___

The file is missing a third party fraud report (fraud summary report not acceptable). Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.

Third party valuation tool missing from file, due diligence firm will order.
							(2021-11-02) 10/29 XX: Please rescind. Please see attached XXXXX XXXXX report.	(2021-11-02) Lender provided 2 pages of Fraud report to show all searches were performed, document is deem acceptable. Condition cleared. (2021-10-15) The file is missing a third party fraud report (fraud summary report not acceptable). Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply. Third party valuation tool missing from file, due diligence firm will order.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 137.23 months reserves.; Primary borrower has 14.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_659	0694-004_289
12815	289_659_10748	10748	Credit		OFAC Search	The OFAC search was not provided. Borrowers on loan: 1 OFAC search in file: Borrower: No CoBorrower:___ Borrower 3: ___ Borrower 4: ___ The OFAC search was not provided.	(2021-11-02) 10/29 XX: Please rescind. Please see attached XXXXX XXXXX report.	(2021-11-02) Lender provided 2 pages of Fraud report to show all searches were performed, document is deem acceptable. Condition cleared. (2021-10-15) The OFAC search was not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 137.23 months reserves.; Primary borrower has 14.33 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_659	0694-004_289
13007	289_743_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, Unknown, Field Review not required		(2021-11-09) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 37.34 months reserves.; Primary borrower has 11.10 years in field. ; UW guides maximum DTI of 49.48%, loan qualified with DTI of 26.41%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_743	0694-004_289
913232	289_687_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, Unknown, No AVM in file, No Field Review in file		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 15.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 3.90 months reserves, loan qualified with 28.23 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_687	0694-004_289
913232	289_687_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payment for the property located at XXXX XXXXX XXX (Acct # XXXX). The loan file is missing verification of the new XXX PITI payment for the property located at XXXX XXXXX XXX (Acct # XXXX).	(2021-11-02) 10/29 XX: Please rescind. Please clarify the actual condition being called out, original condition cites paystub while additional details cites REO PITIA. These are entirely unrelated conditions and asking for completely different documentation. Please see attached evidence of disability income, there is no paystub for this. See attached REO multipack docs.	(2021-11-02) Sorry for the confusion, Lender provided Final CD for XXXX XXXXX XXX with supporting documents for HOI and Property taxes bill. Condition cleared. (2021-10-23) The loan file is missing verification of the new XXX PITI payment for the property located at XXXX XXXXX XXX (Acct # XXXX).	Borrower has resided in current property for 15.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 3.90 months reserves, loan qualified with 28.23 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_687	0694-004_289
13279	289_786_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for REO #2, Borrower's Primary Residence. Additional conditions may apply.	(2021-11-05) 11/04 XX: Please rescind. This is not a XXX multipack REO, this was refinanced with XXX in late XXXX. Please see attached mortgage statement which confirms escrowed, please escalate to XXXX and XXXXXX at XXXX who have confirmed this should be sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Lender provided a Mortgage Statement for Borrower's Primary Residence to verify taxes and insurance. Per XXXX: Esculate to Management	Borrower has resided in current property for 10.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 11.55 months reserves.; Primary borrower has 11.83 years in field. ; Borrower has 11.83 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_786	0694-004_289
13279	289_786_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for REO #2, Borrower's Primary Residence. Additional conditions may apply.	(2021-11-05) 11/04 XX: Please rescind. This is not a XXX multipack REO, this was refinanced with XXX in late XXXX. Please see attached mortgage statement which confirms escrowed, please escalate to XXXX and XXXXXX at XXXX who have confirmed this should be sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Lender provided a Mortgage Statement for Borrower's Primary Residence to verify taxes and insurance. Per XXXX: Esculate to Management	Borrower has resided in current property for 10.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 11.55 months reserves.; Primary borrower has 11.83 years in field. ; Borrower has 11.83 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_786	0694-004_289
13784	289_755_10278	10278	Credit		Incomplete Credit Report - Borrower	All pages of the most recent/ original credit report was not provided. A credit report for the borrower was not provided.	(2021-11-03) 11/02 XX: Please rescind. Please see attached credit report.	(2021-11-03) Lender provided completed credit report with FICO scores, OFAC search and FACTA, condition cleared. (2021-10-27) A credit report for the borrower was not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_755	0694-004_289
13784	289_755_1541	1541	Credit		Missing asset documentation - liquid assets	The exception 'Missing asset documentation - liquid assets' is cleared.		(2021-11-19) Condition Rescinded.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_755	0694-004_289
13784	289_755_12426	12426	Credit		Missing asset documentation - Retirement accounts	Lender's guidelines require 2 months' 401K or other retirement account statements. The loan file is missing: From forms in template: Form : Vested Interest Retirement Funds [Row 1]		(2021-11-23) Asset documentation located. Condition cleared. (2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-18) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-18) This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_755	0694-004_289
13784	289_755_19054	19054	Credit		Required Documentation is Missing	Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXX XXX. Missing evidence to support omission of the following debt as required per AUS: Loancare #XXXX. Additional conditions may apply. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXX XXX. Missing evidence to support omission of the following debt as required per AUS: Loancare #XXXX. Additional conditions may apply.	(2021-11-03) 11/02 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance. Evidence of paid in full for previous mortgage is present on the CD. There is no history as this is a multipack loan.	(2021-11-03) Lender provided Final CD for primary residence located at XXXX XXXXX XXX with supporting documents of HOI andproperty taxes, condition cleared. (2021-10-27) Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXX XXX. Missing evidence to support omission of the following debt as required per AUS: XXXXXXXX #XXXX. Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_755	0694-004_289
13784	289_755_18749	18749	Compliance		QM ATR Failure - Credit History: Mortgage payment history documentation does not meet Lender Guideline requirements	QM ATR Failure - Credit History: Mortgage payment history documentation does not meet Lender Guideline requirements		(2021-11-03) Lender provided completed credit report to show Mortgage history of 18 months. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_755	0694-004_289
13784	289_755_18750	18750	Compliance		QM ATR Failure - Credit History: Mortgage payment history documentation validation/verification standards do not meet requirements	QM ATR Failure - Credit History: Mortgage payment history documentation validation/verification standards do not meet requirements A credit report for the borrower was not provided.		(2021-11-03) Lender provided completed credit report to show Mortgage history of 18 months. Condition cleared. (2021-10-27) A credit report for the borrower was not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_755	0694-004_289
13784	289_755_18730	18730	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements	The exception 'QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements' is cleared.		(2021-11-23) Asset documentation located. Condition cleared. (2021-11-18) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-18) This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_755	0694-004_289
13784	289_755_18731	18731	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements	QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements Documentation in file, for retirement assets listed on Final 1003, do not state that withdrawals are allowed regarXXess of employment status.		(2021-11-23) Asset documentation located. Condition cleared. (2021-11-18) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-18) This finding is non-material and will be rated a B grade. (2021-11-03) In regards to retirement funds- Documentation in file does not state that withdrawals areallowed regarXXess of employment status. condition remains. (2021-10-27) Documentation in file, for retirement assets listed on Final 1003, do not state that withdrawals are allowed regarXXess of employment status.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_755	0694-004_289
13784	289_755_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements A credit report for the borrower was not provided.		(2021-11-03) Lender provided Final CD for primary residence located at XXXX XXXXX XXX with supporting documents of Insurance and Property Taxes, condition cleared. (2021-10-27) A credit report for the borrower was not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_755	0694-004_289
13784	289_755_18738	18738	Compliance		QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements	QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements A credit report for the borrower was not provided.		(2021-11-03) Lender provided completed credit report with FICO scores, OFAC search and FACTA, condition cleared. (2021-10-27) A credit report for the borrower was not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_755	0694-004_289
13784	289_755_17312	17312	Compliance		Qualified Mortgage Points & Fees Failure	This loan's points and fees exceed the qualified mortgage points and fees threshold. A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount. The loan amount is $XXX,XXX.XX or more, and the transactions total points and fees is $XX,XXX.XX, which exceeds 3 percent of the total loan amount of $XXX,XXX.XX.	(2021-11-08) See attached passing QM/highcost test with highlighted undiscounted rate(page 1), Par rate(also known as undiscounted rate) is within 1% higher than APOR (page 2 or 3) which allows for 2% bonafide discount to be excluded from QM. See test highlighted on page 6/7.
(2021-11-08) Lender provided evidence of Undiscounted/PAR Interest Rate, Rate Sheet and Lock Confirmation. Discount Points excludable were 1%, therefore all Discount Points were Bona fide since fees charged were under 1% of the loan amount. Documentation provided is deemed acceptable, condition cleared.
(2021-11-03) Please provide the rate sheet, PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. QM Points and Fees shows a fail of $X,XXX.XX, difference between $X,XXX.XX was charge for the discount points, and LO Compensation of $XX,XXX.XX paid by Lender,   allowable Points and Fees allowed of $XX,XXX.XX. Condition cleared.
(2021-10-27) The loan amount is $XXX,XXX.XX or more, and the transactions total points and fees is $XX,XXX.XX, which exceeds 3 percent of the total loan amount of $XXX,XXX.XX.
									Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_755	0694-004_289
13784	289_755_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Partial		(2021-11-19) Condition Rescinded.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_755	0694-004_289
13784	289_755_10169	10169	Compliance		RESPA: Broker's AfBA Disclosure not provided timely	RESPA: XXXX Disclosure Date XX/XX/XXXX is not within three business days of XXXX Application Date XX/XX/XXXX		(2021-11-18) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-18) This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.43 months reserves, loan qualified with 22.47 months reserves.; Primary borrower has 7.33 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_755	0694-004_289
15512	289_688_19054	19054	Credit		Required Documentation is Missing	Missing VOM for DU condition 16, borrower's primary residence. Missing VOM for DU condition 16, borrower's primary residence.	(2021-11-03) 11/02 XX: Please rescind. VOM is not available as this is a new loan obtained. See attached verification of REO expenses.	(2021-11-03) Lender provided evidence of Insurance details, XXX dues, Taxes and Mortgage Statement to verifiy Principal and Interest payment. Condition Cleared.	UW Guides require 7.64 months reserves, loan qualified with 19.31 months reserves.; Primary borrower has 46.08 years in field. ; UW guides maximum DTI of 48.35%, loan qualified with DTI of 44.63%. ; Borrower has 13.58 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_688	0694-004_289
15512	289_688_-96348	-96348	Compliance		Lender Credits That Cannot Decrease Test
This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) exceeds or equals the comparable sum of specific and non-specific lender credits ($0.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
								(2021-11-09) Condition Cleared	UW Guides require 7.64 months reserves, loan qualified with 19.31 months reserves.; Primary borrower has 46.08 years in field. ; UW guides maximum DTI of 48.35%, loan qualified with DTI of 44.63%. ; Borrower has 13.58 years self employed.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_688	0694-004_289
15512	289_688_-96375	-96375	Compliance		TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test
This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.
								(2021-11-12) Condition Rescinded	UW Guides require 7.64 months reserves, loan qualified with 19.31 months reserves.; Primary borrower has 46.08 years in field. ; UW guides maximum DTI of 48.35%, loan qualified with DTI of 44.63%. ; Borrower has 13.58 years self employed.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_688	0694-004_289
16717	289_639_18040	18040	Credit		Missing 3rd Party Verbal Verification of Employment (Borrower)
Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for Borrower’s job in position 1 on the application. Status of possible documentation for verification of employment:  VVOE dated more than the maximum allowable days prior to the Note date, Employment Letter Not in file, WVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX. ___ ___

LP condition FEI0102 required a VVOE for the borrower be completed no more than 10 business days from the note date.  The subject note was dated XX/XX/XXXX and the most recent VVOE in the file was dated XX/XX/XXXX which exceeds the 10 business day limit.
							(2021-11-01) 10/28 XX: Please rescind. Please see attached VVOE.	(2021-11-01) Lender provided a Verbal VOE for the Borrower dated XX/XX/XXXX which is within 10 Business days of note date of XX/XX/XXXX. Condition Cleared. (2021-10-21) LP condition FEI0102 required a VVOE for the borrower be completed no more than 10 business days from the note date. The subject note was dated XX/XX/XXXX and the most recent VVOE in the file was dated XX/XX/XXXX which exceeds the 10 business day limit.	Borrower has resided in current property for 6.50 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.07 months reserves, loan qualified with 75.99 months reserves.; UW guides maximum DTI of 42.90%, loan qualified with DTI of 40.91%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_639	0694-004_289
16717	289_639_15289	15289	Compliance		Taxpayer Consent Form Missing	Post XXXXXXXX XX, XXXX, the required Taxpayer Consent Form is missing from the file. Post XXXXXXXX XX, XXXX, the required Taxpayer Consent Form is missing from the file. No Taxpayer consent form	(2021-11-05) Please see the provided Taxpayer Consent Form executed XX/XX/XXXX.	(2021-11-05) The Taxpayer Consent Form is within the loan file. (2021-10-15) Post XXXXXXXX XX, XXXX, the required Taxpayer Consent Form is missing from the file. No Taxpayer consent form	Borrower has resided in current property for 6.50 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.07 months reserves, loan qualified with 75.99 months reserves.; UW guides maximum DTI of 42.90%, loan qualified with DTI of 40.91%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_639	0694-004_289
16884	289_711_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence located at XXXXX XXXXXXX XXXX. Additional conditions may apply.	(2021-11-02) 11/01 XX: Please rescind. Please see attached REO multipack CD showing taxes and insurance are escrowed along with XXX dues.	(2021-11-02) Lender provided evidence of insurance for REO at XXXXX XXXXXXX XX. Condition Cleared. (2021-10-25) Missing Evidence of Insurance for Primary Residence located at XXXXX XXXXXXX XXXX. Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 36.59 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_711	0694-004_289
16884	289_711_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 36.59 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_711	0694-004_289
16884	289_711_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new P&I payment on the borrower's primary residence located at XXXXX XXXXXXX XXXX. This property was refinanced with XXX, but the new payment was not verified in the loan file. The loan file is missing verification of the new P&I payment on the borrower's primary residence located at XXXXX XXXXXXX XXXX. This property was refinanced with XXX, but the new payment was not verified in the loan file.	(2021-11-02) 11/01 XX: Please rescind. Please see attached REO multipack CD showing taxes and insurance are escrowed along with XXX dues.	(2021-11-02) Trailing Doc: Lender provided the Final CD for REO XXXXX XXXXXX XXXX. Lender also provided evidence of insurace, taxes and XXX Dues. Condition Cleared. (2021-10-25) The loan file is missing verification of the new P&I payment on the borrower's primary residence located at XXXXX XXXXXXX XXXX. This property was refinanced with XXX, but the new payment was not verified in the loan file.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 36.59 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_711	0694-004_289
17243	289_676_1126	1126	Credit		CLTV exceeds guidelines	Lender guidelines requires a maximum CLTV of 70.00%. However, the current CLTV of the subject is 78.08%. The appraisal or sales price value used was $XXX,XXX.XX having a loan purpose of Refinance-CashOut. Lender guidelines requires a maximum CLTV of 70.0% however the current CLTV of the subject is 78.08%. Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender.	(2021-11-09) 11/08 XX: Please see attached appraisal. On page 3 of the addendum the appraiser addresses the reconsideration of value and increase of value.	(2021-11-09) Lender provided complete appraisal; on page 3 of the addendum the appraiser addresses the reconsideration of value and increase of value. Condition Cleared. (2021-10-18) Lender guidelines requires a maximum CLTV of 70.0% however the current CLTV of the subject is 78.08%. Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender.	Refinance reduces total housing payment by $0.00.; UW Guides require 10.73 months reserves, loan qualified with 13.97 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_676	0694-004_289
17243	289_676_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 29.00%. Due to a miscalculation of debts to income, the actual DTI is 38.85%. Income  used includes total borrower income $XX,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.

LP reflects a maximum allowable DTI of 29%.  Due to the improper calculation income and debts, the actual DTI is 54.97%. Variance due to subject and REO rental income.  Audit utilized Schedule E, subject -$X,XXX.XX, other REO -$X,XXX.XX.
RE-calculated audit DTI is 38.50% and does not exceed the maximum DTI allowed using LP.  this finding is not valid.

(2021-11-17) 11/16 XX: Please rescind. Please see attached DTI breakdown to support lender ratios.
(2021-11-15) 11/12 XX: Please rescind. As stated in previous response, not all information is listed within Sch E. Statements within the returns show the mortgage interest to add-back. Rental income worksheets have already been provided which support the calculation used. XXXX rental income is lower due to not including this. Please review documentation in full.

(2021-11-15) 11/12 XX: Please rescind. As stated in previous response, not all information is listed within Sch E. Statements within the returns show the mortgage interest to add-back. Rental income worksheets have already been provided which support the calculation used. XXXX rental income is lower due to not including this. Please review documentation in full.

(2021-11-18) PITIA updated for REO properties.  Condition is cleared
(2021-11-17) Lender provided DTI breakdown, LP, and Rental income worksheet, review lender rebuttal, review documents in file for income and rental worksheet and debts. Lender rebuttal reviewed, when doing comparisons from Lender to Audit- Lender Income $XX,XXX.XX, Audit $XX,XXX.XX, only 0.2 cent difference, Debts of $XXX.XX matches Lender and Audit, rental income from XX XX XXXXXXXXXX, Lender shows $XXXX.XX, Actual $XXX.XX all information matches, difference of $XXX.XX, Rental income from XX XXXXXX rental loss, Lender shows $XXXX.XX, actual $XXXX all information matches, difference of $XXX.XX, Subject Rent loss, Lender $XXX.XX, Actual XXX.XX, only 0.1 cent difference.  Audit had the primary residence at a lower amount of XXXX.XX based on the old mortgage statement in the loan file. Based on the LP and credit report primary residence PITIA is $XXXX.XX, made the change. The DTI is now 37.06%. all information in loan file matches Lender, need updated AUS to match DTI. Condition remains.
(2021-11-15) Lender provided an updated AUS which approves a DTI of 31%.  However, audit DTI is 36.48%.  The audit income was calculated as $XX,XXX.XX monthly, and the debts total $XXXX.XX ($XXX consumer + $XXXX.XX subj neg + $XXX.XX other REO neg cash flow + $XXXX.XX subj primary.) Condition remains active.
(2021-11-01) RE-calculated audit DTI is 38.50% and does not exceed the maximum DTI allowed using LP.  this finding is not valid.
(2021-10-18) LP reflects a maximum allowable DTI of 29%.  Due to the improper calculation income and debts, the actual DTI is 54.97%. Variance due to subject and REO rental income.  Audit utilized Schedule E, subject -$X,XXX.XX, other REO -$X,XXX.XX.
									Refinance reduces total housing payment by $0.00.; UW Guides require 10.73 months reserves, loan qualified with 13.97 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_676	0694-004_289
17243	289_676_18600	18600	Credit		Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI, LTV, CLTV,.

LP reflects a maximum allowable DTI of 29%.  Due to the improper calculation income and debts, the actual DTI is 54.97%. Variance due to subject and REO rental income.  Audit utilized Schedule E, subject -$X,XXX.XX, other REO -$X,XXX.XX.
The audit DTI of 38.50% is more than 3% above the LP qualifying DTI of 28.88%.  The difference is due to the Lender calculating different net rental income/debt on the subject ($X,XXX/month), REO at XX XX. XXXXXXXXXX ($XXX.XX/month) and REO at XX XXXXXX XX (-$XXXX.XX/month).  Using Schedule E forms in file, audit calculated subject net rental debt of $XXX.XX/month, REO at XX XX. XXXXXXXXXX net rental income of $XXX.XX/month and REO at XX XXXXXX XX. net rental debt of $X,XXX.XX/month.

(2021-11-17) 11/16 XX: Please rescind. Please see attached DTI breakdown to support lender ratios.
(2021-11-15) 11/12 XX: Please rescind. As stated in previous response, not all information is listed within Sch E. Statements within the returns show the mortgage interest to add-back. Rental income worksheets have already been provided which support the calculation used. XXXX rental income is lower due to not including this. Please review documentation in full.
(2021-11-15) 11/12 XX: Please rescind. As stated in previous response, not all information is listed within Sch E. Statements within the returns show the mortgage interest to add-back. Rental income worksheets have already been provided which support the calculation used. XXXX rental income is lower due to not including this. Please review documentation in full.

(2021-11-18) PITIA updated for REO properties.  Condition is cleared
(2021-11-17) Lender provided DTI breakdown, LP, and Rental income worksheet, review lender rebuttal, review documents in file for income and rental worksheet and debts. Lender rebuttal reviewed, when doing comparisons from Lender to Audit- Lender Income $XXXXXX.XX, Audit $XXXXX.XX, only 0.2 cent difference, Debts of $XXX.XX matches Lender and Audit, rental income from XX XX XXXXXXXXXX, Lender shows $XXXX.XX, Actual $XXX.XX all information matches, difference of $XXX.XX, Rental income from XX XXXXX rental loss, Lender shows $XXXX.XX, actual $XXXX all information matches, difference of $XXX.XX, Subject Rent loss, Lender $XXX.XX, Actual XXX.XX, only 0.1 cent difference.  Audit had the primary residence at a lower amount of XXXX.XX based on the old mortgage statement in the loan file. Based on the LP and credit report primary residence PITIA is $XXXX.XX, made the change. The DTI is now 37.06%. all information in loan file matches Lender, need updated AUS to match DTI. Condition remains.
(2021-11-15) Lender provided an updated AUS which approves a DTI of 31%.  However, audit DTI is 36.48%.  The audit income was calculated as $XX,XXX.XX monthly, and the debts total $XXXX.XX ($XXX consumer + $XXX.XX subj neg + $XXX.XX other REO neg cash flow + $XXXX.XX subj primary.) Condition remains active.
(2021-11-01) The audit DTI of 38.50% is more than 3% above the LP qualifying DTI of 28.88%.  The difference is due to the Lender calculating different net rental income/debt on the subject ($X,XXX/month), REO at XX XX. XXXXXXXXXX ($XXX.XX/month) and REO at XX XXXXXX XX (-$XXXX.XX/month).  Using Schedule E forms in file, audit calculated subject net rental debt of $XXX.XX/month, REO at XX XX. XXXXXXXXXX net rental income of $XXX.XX/month and REO at XX XXXXXX XX. net rental debt of $X,XXX.XX/month.
(2021-10-18) LP reflects a maximum allowable DTI of 29%.  Due to the improper calculation income and debts, the actual DTI is 54.97%. Variance due to subject and REO rental income.  Audit utilized Schedule E, subject -$X,XXX.XX, other REO -$X,XXX.XX.
									Refinance reduces total housing payment by $0.00.; UW Guides require 10.73 months reserves, loan qualified with 13.97 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_676	0694-004_289
17243	289_676_1120	1120	Credit		LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 70.00%. However, the current LTV of the subject is 78.08%. The appraisal or sales price value used was $XXX,XXX.XX having a loan purpose of Refinance-CashOut. Lender guidelines requires a maximum LTV of 70.0% however the current LTV of the subject is 78.08%. Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender.	(2021-11-09) 11/08 XX: Please see attached appraisal. On page 3 of the addendum the appraiser addresses the reconsideration of value and increase of value.	(2021-11-09) Lender provided complete appraisal; on page 3 of the addendum the appraiser addresses the reconsideration of value and increase of value. Condition Cleared. (2021-10-18) Lender guidelines requires a maximum LTV of 70.0% however the current LTV of the subject is 78.08%. Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender.	Refinance reduces total housing payment by $0.00.; UW Guides require 10.73 months reserves, loan qualified with 13.97 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_676	0694-004_289
17243	289_676_870	870	Credit		Missing Hazard Insurance Declaration	A hazard insurance declaration for this subject property was not provided.	(2021-11-09) 11/08 XX: Please see attached HOI policy	(2021-11-09) Hazard insurance indicator is Present (2021-11-09) Lender provided evidence of Insurance for Subject Property. Condition Cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 10.73 months reserves, loan qualified with 13.97 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_676	0694-004_289
17243	289_676_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 10.73 months reserves, loan qualified with 13.97 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_676	0694-004_289
17243	289_676_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of PITI for REO XX XX XXXXXXXXXX. Loan is part of a multi pack. Additional conditions may apply. The loan file is missing evidence of PITI for REO XX XX XXXXXXXXXX. Loan is part of a multi pack. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please see attached PITIA for XX XX XXXXXXXXXX	(2021-11-09) Lender provided the final CD for REO at XX XX XXXXXXXXXX evidencing the new P&I payment and payoff of mortgage loan with XXXXX X/X. Lender also provided evidence of HOI and Taxes. Condition Cleared. (2021-10-18) The loan file is missing evidence of PITI for REO XX XX XXXXXXXXXX. Loan is part of a multi pack. Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 10.73 months reserves, loan qualified with 13.97 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_676	0694-004_289
17933	289_766_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 40.00%. Due to a miscalculation of debts to income, the actual DTI is 45.31%. Income used includes total borrower income $XXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $XXX.XX. Total debt amount used is $XXXX.XX. My DTI is higher than what the lender have because lender rental income is higher than mine but I believe my rental calculation is accurate. Also, my total primary housing payment was taken from pg 219 and is higher than what the lender used.		(2021-11-10) Lender provided CD from the refi of the primary residence. DTI is now in line. Condition is cleared.	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_766	0694-004_289
17933	289_766_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,.		(2021-11-10) Lender provided CD from the refi of the primary residence. DTI is now in line. Condition is cleared.	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_766	0694-004_289
17933	289_766_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence	(2021-11-09) 11/08 XX: Please see attached HOI policy for the primary residence	(2021-11-09) Lender provided evidence of insurance for Primary Residence located at XXXX Condition Cleared.	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_766	0694-004_289
17933	289_766_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application	(2021-11-09) 11/08 XX: Please see attached HOI policy for XXXX XXXXXXX XXX	(2021-11-09) Lender provided evidence of insurance for REO 1 located at XXXX XXXXXX XXX. Condition Cleared.	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_766	0694-004_289
17933	289_766_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence	(2021-11-09) 11/08 XX: Please see attached taxes for the primary residence	(2021-11-09) Lender provided evidence of taxes for primary residence located at XXXX XXXXX XX. Condotion Cleared.	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_766	0694-004_289
17933	289_766_15232	15232	Credit		Missing W-2 Job 1 (Borrower)	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided for Borrower's job listed in position 1 on the application. Number of W-2s in file is 0		(2021-11-12) Finding rescinded	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_766	0694-004_289
17933	289_766_18723	18723	Compliance		QM ATR Failure - Current Income: Income amount does not meet requirements	QM ATR Failure - Current Income: Income amount does not meet requirements		(2021-11-12) Condition cleared	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_766	0694-004_289
17933	289_766_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements' is cleared. DTI exceeds guidelines due to a miscalculation of net rental income. This finding is non-material and will be rated a B grade.		(2021-11-16) Condition cleared	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_766	0694-004_289
17933	289_766_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements		(2021-11-12) Condition cleared	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_766	0694-004_289
17933	289_766_18738	18738	Compliance		QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements' is cleared. DTI exceeds guidelines due to a miscalculation of OREO debts. This finding is non-material and will be rated a B grade.		(2021-11-16) Condition cleared	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_766	0694-004_289
17933	289_766_18739	18739	Compliance		QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements	QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements		(2021-11-12) Condition cleared	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_766	0694-004_289
17933	289_766_18736	18736	Compliance		QM ATR Failure - Monthly HOI, Taxes, Assessment payments do not meet requirements	QM ATR Failure - Monthly HOI, Taxes, Assessment payments do not meet requirements		(2021-11-12) Condition rescinded	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_766	0694-004_289
17933	289_766_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_766	0694-004_289
17933	289_766_-96448	-96448	Compliance		TRID APR Tolerance Exceeded Finding
APR Tolerance Not Exceeded (12 CFR §1026.22(a)(2), (3))The APR on the loan has not become inaccurate due to one of the following reasons:The loan is a regular transaction and the APR, XXXX%, is considered accurate because it is not more than 1/8 of 1 percentage point above or below the disclosed APR of XXXX% on the Initial Closing Disclosure - XX/XX/XXXX; orThe loan is an irregular transaction and the APR, XXXX%, is considered accurate because it is not more than 1/4 of 1 percentage point above or below the disclosed APR of XXXX% on the Initial Closing Disclosure - XX/XX/XXXX.As a general rule, the annual percentage rate shall be considered accurate if it is not more than 1/8 of 1 percentage point above or below the annual percentage rate determined in accordance with §1026.22(a)(1). In an irregular transaction, the annual percentage rate shall be considered accurate if it is not more than 1/4 of 1 percentage point above or below the annual percentage rate determined in accordance with §1026.22 (a)(1). For purposes of §1026.22(a)(3), an irregular transaction is one that includes one or more of the following features: multiple advances, irregular payment periods, or irregular payment amounts (other than an irregular first period or an irregular first or final payment).
								(2021-11-12) Condition rescinded	UW Guides require 7.50 months reserves, loan qualified with 20.39 months reserves.; UW guides maximum DTI of 40.00%, loan qualified with DTI of 36.85%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_766	0694-004_289
18087	289_701_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets The AUS (DU) in file requires verification of deposit or bank statements covering a two-month period. File on contains one-month statement for XXXX XX XXXXXXX, account #XXXX. Provide an additional one-month statement. Additional conditions may apply.	(2021-11-03) 11/02 XX: Please rescind. Please see updated DU guideline which states 1 month of assets is acceptable on refinance transactions. AUS findings will not reflect this as it is a recent update.	(2021-11-03) Lender provided XXXX B3-4.4-02 Requirements for Cert assets in DU- per XXXX one month is monthly bank statement(30 days of account activity) is required for all limited cash-out and cash-out refinance transaction, document is deem acceptable. Condition cleared.	Borrower has resided in current property for 6.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 6.13 months reserves.; Primary borrower has 8.67 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_701	0694-004_289
18096	289_703_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1	(2021-11-09) 11/08 XX: Please rescind. Please see attached title details for XXXXX X XXXXXXXX XX which shows that our borrower, XXXXXXX XXXXXX, is not the owner of the property. Mortgage statement for this REO shows that taxes and insurance are in escrow, we only hit borrower DTI for the XXX dues. We are not using rental income from this REO to qualify.	(2021-11-09) Lender provided evidence of XXX dues for REO 1 located at XXXXX X XXXXXXXX XXXXX. Condition Cleared.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 13.01 months reserves, loan qualified with 13.96 months reserves.; Primary borrower has 14.20 years in field. ; UW guides maximum DTI of 37.78%, loan qualified with DTI of 12.85%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_703	0694-004_289
18096	289_703_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application REO1=XXXXXXXX	(2021-11-09) 11/08 XX: Please rescind. Please see attached title details for XXXXX X XXXXXXXX XX which shows that our borrower, XXXXXXX XXXXXX, is not the owner of the property. Mortgage statement for this REO shows that taxes and insurance are in escrow, we only hit borrower DTI for the XXX dues. We are not using rental income from this REO to qualify.	(2021-11-09) Lender provided the Title and Mortgage Statement for REO 1 located at XXXXX. Borrower is not the owner; Lender only hit borrower DTI for the XXX dues. Lender is not using rental income from this REO to qualify. (2021-11-05) REO1=XXXXXXX	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 13.01 months reserves, loan qualified with 13.96 months reserves.; Primary borrower has 14.20 years in field. ; UW guides maximum DTI of 37.78%, loan qualified with DTI of 12.85%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_703	0694-004_289
18248	289_567_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Unknown		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 20.00 years. ; Refinance reduces total housing payment by $-24740.00.; UW Guides require 6.00 months reserves, loan qualified with 93.45 months reserves.; Primary borrower has 35.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_567	0694-004_289
18248	289_567_1265	1265	Credit		Missing Third Party Fraud Tool (Report)	This file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply. Borrowers on loan: 1 Fraud Report in file Borrower: No CoBorrower: ___ Borrower 3: ___ Borrower 4: ___ Fraud report is required however, not in file		(2021-11-01) Lender provided complete Fraud report with all searches have been performed with no alerts. condition cleared.	Borrower has resided in current property for 20.00 years. ; Refinance reduces total housing payment by $-24740.00.; UW Guides require 6.00 months reserves, loan qualified with 93.45 months reserves.; Primary borrower has 35.50 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_567	0694-004_289
20515	289_638_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence XX XXXXX XXX - have a mortgage statement but no verification of Taxes or HOI documentation Also Primary Residence is also listed as an investment property so not clear as to whether the borrower receives rental income from this property....does not appear that the lender utilized rental income for the transaction File is missing verification of hazard insurance obligation on XX XXXXX XXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply.	(2021-11-02) 11/1 XX: Please note, the primary residence and REO property 1 are the same. Please see the provided insurance document with updated 1003	(2021-11-02) Lender provided evidence of insurance for primary residence at XX XXXXX XXX. Condition Cleared. (2021-10-18) File is missing verification of hazard insurance obligation on XX XXXXX XXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply. (2021-10-15) XX XXXXX XXX - have a mortgage statement but no verification of Taxes or HOI documentation Also Primary Residence is also listed as an investment property so not clear as to whether the borrower receives rental income from this property....does not appear that the lender utilized rental income for the transaction	UW Guides require 11.87 months reserves, loan qualified with 247.32 months reserves.; Primary borrower has 14.10 years in field. ; UW guides maximum DTI of 50.00%, loan qualified with DTI of 32.87%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_638	0694-004_289
20515	289_638_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application File is missing verification of hazard insurance obligation on XX.X XXXXXXX XXXXXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply.	(2021-11-15) "11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient. "	(2021-11-15) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-10-18) File is missing verification of hazard insurance obligation on XX.X XXXXXXX XXXXXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply.	UW Guides require 11.87 months reserves, loan qualified with 247.32 months reserves.; Primary borrower has 14.10 years in field. ; UW guides maximum DTI of 50.00%, loan qualified with DTI of 32.87%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_638	0694-004_289
20515	289_638_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence File is missing verification of property tax obligation on XX XXXXX XXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply.	(2021-11-02) 11/1 XX: Please note, the primary residence and REO property 1 are the same. Please see the provided tax document with updated 1003	(2021-10-18) File is missing verification of property tax obligation on XX XXXXX XXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply.	UW Guides require 11.87 months reserves, loan qualified with 247.32 months reserves.; Primary borrower has 14.10 years in field. ; UW guides maximum DTI of 50.00%, loan qualified with DTI of 32.87%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_638	0694-004_289
20515	289_638_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. XX.X XXXXXXX XXXXXX - have a mortgage statement but no verification of Taxes or HOI documentation File is missing verification of property tax obligation on XX.X XXXXXXX XXXXXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply.	(2021-11-15) "11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient. "	(2021-11-15) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-10-18) File is missing verification of property tax obligation on XX.X XXXXXXX XXXXXX, XXX XXXXXXX XXXXX, XX, XXXXX. Additional conditions may apply. (2021-10-15) XX.X XXXXXXX XXXXXX - have a mortgage statement but no verification of Taxes or HOI documentation	UW Guides require 11.87 months reserves, loan qualified with 247.32 months reserves.; Primary borrower has 14.10 years in field. ; UW guides maximum DTI of 50.00%, loan qualified with DTI of 32.87%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_638	0694-004_289
20515	289_638_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased. ComplianceEase successfully run with no Lender Credit exceptions.		(2021-10-18) ComplianceEase successfully run with no Lender Credit exceptions.	UW Guides require 11.87 months reserves, loan qualified with 247.32 months reserves.; Primary borrower has 14.10 years in field. ; UW guides maximum DTI of 50.00%, loan qualified with DTI of 32.87%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_638	0694-004_289
20851	289_561_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence located at XXXXX XXXXXXX XXXXXXXX XXXXX XXXX X. Mortgage statement in file reflects escrows for taxes and insurance of $XXX.XX. Tax cert in file reflects annual taxes of $X,XXX.XX or $XXX.XX monthly. Additional conditions may apply.	(2021-11-01) 10/25 XX: Please see primary residence H06 and master policy to verify insurance.	(2021-11-01) Lender provided evidence of insurnace for Borrower's Primary Residence. Condition Cleared. (2021-10-22) Missing Evidence of Insurance for Primary Residence located at XXXXX XXXXXXX XXXXXXXX XXXXX XXXX X. Mortgage statement in file reflects escrows for taxes and insurance of $XXX.XX. Tax cert in file reflects annual taxes of $X,XXX.XX or $XXX.XX monthly. Additional conditions may apply.	Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.72 months reserves, loan qualified with 89.85 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_561	0694-004_289
20851	289_561_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.72 months reserves, loan qualified with 89.85 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_561	0694-004_289
23505	289_714_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application	(2021-11-04) 11/03 XX: Please rescind. Please see attached paystub. XXX has a variance with XXXXXX XXX that paystubs may be dated up to 4 months prior to application and would still be acceptable (https://selling-guide.XXXXXXXXX.com). Paystubs would expire XX/XX/XXXX which is after note and disbursement date.	(2021-11-04) Paystub provided dated XX/XX/XXXX is acceptable. XXXX Guidelines states that Paystubs need to be within 120 days of closing. The Note was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX.	Borrower has resided in current property for 3.00 years. ; UW Guides require 14.77 months reserves, loan qualified with 21.03 months reserves.; Primary borrower has 35.67 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_714	0694-004_289
23505	289_714_17355	17355	Credit		Missing Paystubs (CoBorrower)	CoBorrower is missing Paystubs for the job listed in position 1 on the application	(2021-11-04) 11/03 XX: Please rescind. Please see attached paystub. XXX has a variance with XXXXXX XXX that paystubs may be dated up to 4 months prior to application and would still be acceptable (https://selling-guide.XXXXXXXXX.com). Paystubs would expire XX/XX/XXXX which is after note and disbursement date.	(2021-11-04) Paystub provided dated XX/XX/XXXX is acceptable. XXXX Guidelines states that Paystubs need to be within 120 days of closing. The Note was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX. Condition Cleared.	Borrower has resided in current property for 3.00 years. ; UW Guides require 14.77 months reserves, loan qualified with 21.03 months reserves.; Primary borrower has 35.67 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_714	0694-004_289
23505	289_714_19054	19054	Credit		Required Documentation is Missing	The loan file is missing proof of the monthly P&I payment associated with the new XXX $XXX,XXX.XX lien on XXXXX XXXXXXXX XXXX as listed on the final loan application.	(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD. Please note that REO transaction is a XXXXXXXXXX Purchase, there is no tax bill to provide. XXXXXXXXXX purchase transactions use 1.25% of the sales price, attached purchase agreement for support. $XXX,XXX.XX x 1.25% = $XX,XXX.XX / 12 = $XXX.XX per month.	(2021-11-04) The Lender provided final CD, and evidence for REO XXXXX XXXXXXXX. Condition Cleared.	Borrower has resided in current property for 3.00 years. ; UW Guides require 14.77 months reserves, loan qualified with 21.03 months reserves.; Primary borrower has 35.67 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_714	0694-004_289
28716	289_725_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 47.69%. Due to a miscalculation of debts to income, the actual DTI is 50.92%. Income used includes total borrower income $XX,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX. LP reflects a maximum allowable DTI of 48%. The Lender used a subject negative cash flow of $XXX.XX/month to qualify the borrowers. Documents in file support a subject negative cash flow of $XXX.XX/month resulting in a DTI of 50.92%. Audit utilized the XXXX Schedule E.		(2021-11-10) Lender provided an updated AUS and income calculation worksheets. Condition is cleared. (2021-10-26) LP reflects a maximum allowable DTI of 48%. The Lender used a subject negative cash flow of $XXX.XX/month to qualify the borrowers. Documents in file support a subject negative cash flow of $XXX.XX/month resulting in a DTI of 50.92%. Audit utilized the XXXX Schedule E.	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_725	0694-004_289
28716	289_725_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. LP reflects a maximum allowable DTI of 48%. Due to the improper calculation of income and debts, the actual DTI is 50.92%. Variance due to rental income of subject property. Audit utilized Schedule E.		(2021-11-10) Lender provided an updated AUS and income calculation worksheets. Condition is cleared. (2021-10-26) LP reflects a maximum allowable DTI of 48%. Due to the improper calculation of income and debts, the actual DTI is 50.92%. Variance due to rental income of subject property. Audit utilized Schedule E.	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_725	0694-004_289
28716	289_725_18049	18049	Credit		Missing 3rd Party Verbal Verification of Employment (CoBorrower)	Missing 3rd Party Verbal Verification of Employment dated within 10 Business days prior to the Note date for CoBorrower’s job in position 1 on the application. Status of possible documentation for verification of employment: VVOE Not in file, Employment Letter Not in file, WVOE dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX. ___ ___ Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing. WVOE in file dated XX/XX/XXXX, Note date XX/XX/XXXX.	(2021-11-10) 11/09 XX: Please rescind. Please see attached VVOE.	(2021-11-10) Lender provided the missing VVOE. Condition is cleared. (2021-11-10) (2021-10-26) Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing. WVOE in file dated XX/XX/XXXX, Note date XX/XX/XXXX. (2021-10-26) Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing. WVOE in file dated XX/XX/XXXX, Note date XX/XX/XXXX.	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_725	0694-004_289
28716	289_725_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 1 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets The file contains a 401(k) statement for the co-borrower. Assets are for reserves only, no proof of liquidation is needed.	(2021-11-09) 11/08 XX: Please see attached asset statement	(2021-11-09) Lender provided a quarterly statement From Principal account #XXXX dated XX/XX/XXXX. Condition Cleared. (2021-10-29) The file contains a 401(k) statement for the co-borrower. Assets are for reserves only, no proof of liquidation is needed.	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_725	0694-004_289
28716	289_725_1265	1265	Credit		Missing Third Party Fraud Tool (Report)	This file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply. Borrowers on loan: 2 Fraud Report in file Borrower: Yes CoBorrower: No Borrower 3: ___ Borrower 4: ___	(2021-11-09) 11/08 XX: Please see attached fraud report	(2021-11-09) Lender provided Third Party Fraud Report with all Red Flag addressed. Condition Cleared.	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_725	0694-004_289
28716	289_725_18731	18731	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements	QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements		(2021-11-12) Condition cleared	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_725	0694-004_289
28716	289_725_18733	18733	Compliance		QM ATR Failure - Employment validation/verification standards do not meet requirements	QM ATR Failure - Employment validation/verification standards do not meet requirements		(2021-11-12) Condition cleared	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_725	0694-004_289
28716	289_725_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements		(2021-11-12) Condition cleared	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_725	0694-004_289
28716	289_725_18739	18739	Compliance		QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements	QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements		(2021-11-12) Condition cleared	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_725	0694-004_289
28716	289_725_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	The exception 'RESPA: AfBA Disclosure from Broker is Missing or Incomplete' is cleared.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Coborrower has 8.92 years in field.; Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 12.49 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_725	0694-004_289
29501	289_595_18270	18270	Credit		Missing Evidence of Self Employment - Borrower 1 Schedule C Business
Borrower 1 is self-employed and is missing verification of self-employment dated within 60 prior to the Note date on the schedule C business listed in position 1 on the application.  Documentation Requirements: Allow XXXX or Business License or other valid verification.  Status of possible documentation for verification of self-employment:  XXXX is Not in File, Business license is dated after the note date, Other verification is Not in File.  The note date is XX/XX/XXXX.   ___ ___

The loan application indicated that the borrower was self-employed for 2.10 years. According to AUS (LP),  item #FEI0068 requires verification of current existence of business through a third-party source for the borrower, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business.  Additional conditions may apply.
10/28 XX: Please rescind. Please see attached current VOB for real estate license lookup showing active. Please see LP guideline (https://guide.XXXXXXXXXX.com/app/guide/section/5304.1) which states that business assets for receipt of current income may be used as verification of existence and current activity. Borrower is a real estate agent, see commission deposits.
							(2021-11-01) 10/28 XX: Please rescind. Please see attached current VOB for real estate license lookup showing active. Please see LP guideline (https://guide.XXXXXXXXXX) which states that business assets for receipt of current income may be used as verification of existence and current activity. Borrower is a XXXX, see commission deposits.	(2021-11-01) Lender provided XXXX License for borrower with business bank statements to support income. Conditon cleared	UW Guides require 6.00 months reserves, loan qualified with 134.79 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_595	0694-004_289
30059	289_680_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence located at XXXX XXXX XXXXXX.	(2021-11-02) 10/29 XX: Please rescind. Please see attached REO mortgage statement which shows escrowed. Please escalate to XXXX and XXXXXX at XXXX. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXX multipack, mortgage statement alone should be sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) escalated to Management (2021-10-17) Missing Evidence of Insurance for Primary Residence located at XXXX XXXX XXXXXX.	UW Guides require 6.00 months reserves, loan qualified with 61.12 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_680	0694-004_289
30059	289_680_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence located at XXXX XXXX XXXXXX.	(2021-11-02) 10/29 XX: Please rescind. Please see attached REO mortgage statement which shows escrowed. Please escalate to XXXX and XXXXXX at XXXX. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXX multipack, mortgage statement alone should be sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) escalated to Management (2021-10-17) Missing Evidence of Property Taxes for Primary Residence located at XXXX XXXX XXXXXX.	UW Guides require 6.00 months reserves, loan qualified with 61.12 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_680	0694-004_289
30103	289_706_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing evidence of insurance for REO 1 property located at XXXX XXXXX XXX. Additional conditions may apply.
(2021-11-02) 10/29 XX: Please rescind. Please confirm REO address in question. REO address not listed within original condition or in additional comments. REO tab does not include all borrower REOs. Assuming based on REO tab XXXX XXXXX XXX, see attached REO mortgage statement that indicates both taxes and insurance are escrowed. Please escalate to XXXX and XXXXXX at XXXX, so far we have determined only XXX multipack loans need additional taxes and insurance separately, although non-XXX multipack REOs, the mortgage statement alone is sufficient if escrow is indicated. Mortgage statement does list both taxes and insurance in escrow.
								(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) escalated to Management	Coborrower has 11.83 years in field.; UW Guides require 9.29 months reserves, loan qualified with 27.82 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_706	0694-004_289
31045	289_693_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score not used for secondary valuation, No CDA in File, No AVM in file, Field Review not required		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 12.52 months reserves, loan qualified with 83.50 months reserves.; Primary borrower has 7.50 years in field. ; UW guides maximum DTI of 45.28%, loan qualified with DTI of 41.41%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_693	0694-004_289
31045	289_693_19054	19054	Credit		Required Documentation is Missing	The loan file is missing proof of the PITI monthly obligation for the new XXX lien for $XXX,XXX.XX associated with XXXX XXXXXX XXXX as listed on the final 1003.	(2021-11-02) 10/29 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-02) Lender provided Final CD for XXXX XXXXXX XX with supporting documents of Insurance and Property tax bill. Condition cleared.	UW Guides require 12.52 months reserves, loan qualified with 83.50 months reserves.; Primary borrower has 7.50 years in field. ; UW guides maximum DTI of 45.28%, loan qualified with DTI of 41.41%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_693	0694-004_289
31045	289_693_16059	16059	Compliance		Initial Closing Disclosure timing requirement not met	Based on the date of the initial CD, the borrower was not in receipt of the initial CD 3 business days prior to consummation. Exception is not valid. Initial CD was received by the borrower on XX/XX/XXXX which is more than 3 business days from the subject consummation date of XX/XX/XXXX.	(2021-11-08) Please see attached Initial closing disclosure signed by the borrower on XX/XX/XXXX and TRID worksheet that shows proof of delivery.	(2021-11-08) CD provided reflecting proper timing. (2021-11-08) Lender provided a copy of the initial Closing Disclosure with evidence of receipt via electronically by borrower. Timing requirements were met. Documentation submitted is deemed acceptable. Condition cleared. (2021-10-27) Exception is not valid. Initial CD was received by the borrower on XX/XX/XXXX which is more than 3 business days from the subject consummation date of XX/XX/XXXX.	UW Guides require 12.52 months reserves, loan qualified with 83.50 months reserves.; Primary borrower has 7.50 years in field. ; UW guides maximum DTI of 45.28%, loan qualified with DTI of 41.41%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_693	0694-004_289
31045	289_693_16061	16061	Compliance		Initial Closing Disclosure timing requirement not met - missing consummation date
This loan failed the initial CD delivery date test due to one of the following findings: The initial CD delivery date is provided and the initial CD disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial CD delivery date is less than six business days before the consummation date, or the closing/settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial CD delivery date is less than three business days before the consummation date, or the closing/settlement date if no consummation date is provided, of the transaction; or the initial CD receipt date is provided and the initial CD receipt date is less than three business days before consummation date, or closing/settlement date if no consummation date is provided, of the transaction.

Exception is not valid.  Initial CD was received by the borrower on XX/XX/XXXX which is more than 6 business days from the subject consummation date of XX/XX/XXXX.
							(2021-11-08) Please see attached Initial closing disclosure signed by the borrower on XX/XX/XXXX and TRID worksheet that shows proof of delivery.	(2021-11-08) Initial CD provided meeting appropriate timing requirements. (2021-11-08) Lender provided a copy of the initial Closing Disclosure with evidence of receipt via electronically by borrower. Timing requirements were met. Documentation submitted is deemed acceptable. Condition cleared. (2021-10-27) Exception is not valid. Initial CD was received by the borrower on XX/XX/XXXX which is more than 6 business days from the subject consummation date of XX/XX/XXXX.	UW Guides require 12.52 months reserves, loan qualified with 83.50 months reserves.; Primary borrower has 7.50 years in field. ; UW guides maximum DTI of 45.28%, loan qualified with DTI of 41.41%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_693	0694-004_289
31151	289_556_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing evidence of Insurance for REO 1 located at XXXXX XXXXXX XXXXXX XXXXX. Closing Disclosure and Mortgage Statement in file is not acceptable. Additional conditions may apply.	(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient. (2021-11-01) 10/28 XX: Please see the attached mortgage statement for XXXXX XXXXXX XXXXXX XX showing taxes and insurance being escrowed	(2021-11-15) Lender provided a Mortgage statement for REO1 located at XXXXX XXXXXX, with evidence of escrow acceptable. Condition Cleared. (2021-11-01) escalated to Management	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 13.60 months reserves, loan qualified with 150.10 months reserves.; Primary borrower has 8.70 years in field. ; UW guides maximum DTI of 40.00%, loan qualified with DTI of 35.24%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_556	0694-004_289
31151	289_556_8718	8718	Credit		Missing Evidence of Insurance for REO2	Missing Evidence of Insurance for property 2 on final application Missing evidence of Insurance for REO 2 located at XXXXX XXXXXXX XXXX XX. Closing Disclosure and Mortgage Statement in file is not acceptable. Additional conditions may apply.	(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient. (2021-11-01) 10/28 XX: Please see the attached mortgage statement for XXXXX XXXXXXX XXXX showing taxes and insurance being escrowed	(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-15) Lender provided a Mortgage statement for REO2 located at XXXXX XXXXXXX, with evidence of escrow acceptable. Condition Cleared. (2021-11-01) escalated to Management	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 13.60 months reserves, loan qualified with 150.10 months reserves.; Primary borrower has 8.70 years in field. ; UW guides maximum DTI of 40.00%, loan qualified with DTI of 35.24%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_556	0694-004_289
31151	289_556_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. Missing evidence of property taxes for REO 1 located at XXXXX XXXXXX XXXXXX XXXXX. Closing Disclosure and Mortgage Statement in file is not acceptable. Additional conditions may apply.	(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient. (2021-11-01) 10/28 XX: Please see the attached mortgage statement for XXXXX XXXXXX XXXXXX XX showing taxes and insurance being escrowed	(2021-11-15) Lender provided a Mortgage statement for REO1 located at XXXXX XXXXXX, with evidence of escrow acceptable. Condition Cleared. (2021-11-01) escalated to Management	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 13.60 months reserves, loan qualified with 150.10 months reserves.; Primary borrower has 8.70 years in field. ; UW guides maximum DTI of 40.00%, loan qualified with DTI of 35.24%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_556	0694-004_289
31151	289_556_12428	12428	Credit		Missing Evidence of Property Taxes for REO2	Evidence of property taxes for property 2 on the final application not provided. Missing evidence of property taxes for REO 2 located at XXXXX XXXXXXX XXXX XX. Closing Disclosure and Mortgage Statement in file is not acceptable. Additional conditions may apply.	(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient. (2021-11-01) 10/28 XX: Please see the attached mortgage statement for XXXXX XXXXXXX XXXX showing taxes and insurance being escrowed	(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-15) Lender provided a Mortgage statement for REO2 located at XXXXX XXXXXXX, with evidence of escrow acceptable. Condition Cleared. (2021-11-01) escalated to Management	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 13.60 months reserves, loan qualified with 150.10 months reserves.; Primary borrower has 8.70 years in field. ; UW guides maximum DTI of 40.00%, loan qualified with DTI of 35.24%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_556	0694-004_289
33216	289_750_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 12.55 months reserves, loan qualified with 128.14 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_750	0694-004_289
33333	289_630_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 7.00 years. ; UW Guides require 7.80 months reserves, loan qualified with 136.03 months reserves.; Primary borrower has 6.00 years in field. ; Borrower has 6.00 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_630	0694-004_289
33333	289_630_17312	17312	Compliance		Qualified Mortgage Points & Fees Failure	This loan's points and fees exceed the qualified mortgage points and fees threshold. A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount. Subject transaction is exempt. Exception is not valid. ComplianceEase successfully run with no issues.		(2021-10-20) Subject transaction is exempt. Exception is not valid. ComplianceEase successfully run with no issues.	Borrower has resided in current property for 7.00 years. ; UW Guides require 7.80 months reserves, loan qualified with 136.03 months reserves.; Primary borrower has 6.00 years in field. ; Borrower has 6.00 years self employed.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_630	0694-004_289
33500	289_679_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. The file is missing proof of the monthly property tax obligation on the property at XXX XXX XX. Additional conditions may apply.
(2021-11-15) 11/12 XX: Please rescind. Please see attached REO mortgage statement which shows escrowed. Please escalate to XXXX and XXXXXX at XXXX. See HOI premium, based on this, we can calculate that the escrow payment is more than only HOI, therefore both are in escrow.
(2021-11-03) 11/02 XX: Please rescind. Please see attached mortgage statement showing REO XXX X XXX XX. is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
(2021-11-03) 11/02 XX: Please rescind. Please see attached mortgage statement showing REO XXX X XXX XX. is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
								(2021-11-15) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-03) Lender provided a Mortgage Statement stating Escrow. Esculated to Management. (2021-10-20) The file is missing proof of the monthly property tax obligation on the property at XXX XXX XX. Additional conditions may apply.	UW Guides require 8.38 months reserves, loan qualified with 73.35 months reserves.; Primary borrower has 6.80 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_679	0694-004_289
33871	289_629_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence Missing Evidence of XXX Dues for Primary Residence at XX XXXXXXXX XXXXX in the amount of $XXX.XX as reflected on the final application.	(2021-11-02) 10/29 XX: Please rescind. Please note that the additional $XXX.XX was a duplicate expense that was never removed. Please see the first page of the appraisal for the property at XX XXXXXXXX XXXXX XXX to support that there are no dues on the property, along with the updated 1008 showing the corrected REO PITIa.	(2021-11-02) Lender provided Final CD for primary residence with Insurance policy and first page of appraisal to show no XXX associated with the property, it is SFR. Condition cleared. (2021-11-02) Lender provided Final CD for primary residence with Insurance policy and first page of appraisal to show no XXX associated with the property, it is SFR. Condition cleared. (2021-10-22) Missing Evidence of XXX Dues for Primary Residence at XX XXXXXXXX XXXXX in the amount of $XXX.XX as reflected on the final application.	Borrower has resided in current property for 17.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.38 months reserves, loan qualified with 77.11 months reserves.; Primary borrower has 19.42 years in field. ; UW guides maximum DTI of 33.48%, loan qualified with DTI of 30.67%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_629	0694-004_289
33871	289_629_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XX XXXXXXXX XXXXX.	(2021-11-02) 10/29 XX: Please see the attached HOI policy for the property located at XX XXXXXXXX XXXXX XXX.	(2021-10-22) Missing Evidence of Insurance for Primary Residence at XX XXXXXXXX XXXXX.	Borrower has resided in current property for 17.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.38 months reserves, loan qualified with 77.11 months reserves.; Primary borrower has 19.42 years in field. ; UW guides maximum DTI of 33.48%, loan qualified with DTI of 30.67%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_629	0694-004_289
33871	289_629_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 17.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.38 months reserves, loan qualified with 77.11 months reserves.; Primary borrower has 19.42 years in field. ; UW guides maximum DTI of 33.48%, loan qualified with DTI of 30.67%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_629	0694-004_289
33871	289_629_19054	19054	Credit		Required Documentation is Missing
The loan file is missing documentation to support omission of mortgage debts wiht XXX XXXX, acct XXXX, $XXX,XXX.XX and XXX XXXX, acct XXXX, $XXX,XXX.XX as required per DU #13.

The loan file is missing mortgage history for two XXX mortgages as required per DU #14.

The loan file is missing evidence of new P&I along w/proof if new payments are escrowed for REO XXXX XXXX XX and XX XXXXXXXX XXXXX.  Additional conditions may apply.

The loan file is missing documentation to support omission of mortgage debts wiht XXX XXXX, acct XXXX, $XXX,XXX.XX and XXX XXXX, acct XXXX, $XXX,XXX.XX as required per DU #13.
The loan file is missing mortgage history for two XXX mortgages as required per DU #14.
The loan file is missing evidence of new P&I along w/proof if new payments are escrowed for REO XXXX XXXX XX and XX XXXXXXXX XXXXX.  Additional conditions may apply.
							(2021-11-02) 10/29 XX: Please rescind. Loan is part of a multipack through XXX, so properties at XXXX XXXX XX and XX XXXXXXXX XXXXX were both refinanced through XXX. See the provided final CD's for both properties. Both CD's show the previous XXX XXXX mortgages paid off in full on the respective document. This also means that there is no mortgage history for the XXX mortgages since they just recently closed.
(2021-11-02) Lender provided Final CDs for primary residence located at XX XXXXXXXX XXXXX XXX and REO located at XXXX XXXX XX showing paying off XXX XXXXX on both loans and recently refinance on XX/XX/XXXX, condition cleared.
(2021-10-22) The loan file is missing documentation to support omission of mortgage debts wiht XXX XXXX, acct XXXX, $XXX,XXX.XX and XXX XXXX, acct XXXX, $XXX,XXX.XX as required per DU #13.
The loan file is missing mortgage history for two XXX mortgages as required per DU #14.
The loan file is missing evidence of new P&I along w/proof if new payments are escrowed for REO XXXX XXXX XX and XX XXXXXXXX XXXXX.  Additional conditions may apply.
									Borrower has resided in current property for 17.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.38 months reserves, loan qualified with 77.11 months reserves.; Primary borrower has 19.42 years in field. ; UW guides maximum DTI of 33.48%, loan qualified with DTI of 30.67%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_629	0694-004_289
34079	289_716_-96366	-96366	Compliance		Charges That Cannot Increase Test	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).		(2021-11-18) Added COC to Loan Origination Fee on intial CD. Condition cleared.	Borrower has resided in current property for 31.00 years. ; UW Guides require 7.04 months reserves, loan qualified with 47.53 months reserves.; Primary borrower has 29.50 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_716	0694-004_289
34079	289_716_-96362	-96362	Compliance		Reimbursement Amount Test
This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
								(2021-11-18) Added COC to Loan Origination Fee on intial CD. No Reimbusement required. Condition cleared.	Borrower has resided in current property for 31.00 years. ; UW Guides require 7.04 months reserves, loan qualified with 47.53 months reserves.; Primary borrower has 29.50 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_716	0694-004_289
34534	289_596_1455	1455	Credit		Missing Evidence of Insurance for Second Home	Missing Evidence of Insurance for Second Home Missing Evidence of Insurance for Second Home at XXX XXXX XXXXXX.	(2021-11-02) 10/29 XX: Lender is investigating	(2021-11-02) Lender provided Insurance policy for second home. Condition cleared. (2021-10-19) Missing Evidence of Insurance for Second Home at XXX XXXX XXXXXX.	UW Guides require 34.72 months reserves, loan qualified with 98.27 months reserves.; Primary borrower has 6.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_596	0694-004_289
34534	289_596_1452	1452	Credit		Missing Evidence of Property Taxes for Second Home	Missing Evidence of Property Taxes for Second Home Missing Evidence of Property Taxes for Second Home at XXX XXXX XXXXXX.	(2021-11-02) 10/29 XX: Please see attached tax documentation which shows the parcel ID for the REO in order to verify the taxes also provided for the REO	(2021-11-02) Lender provided Property tax bill with parcel number verification. Condition cleared. (2021-10-19) Missing Evidence of Property Taxes for Second Home at XXX XXXX XXXXXX.	UW Guides require 34.72 months reserves, loan qualified with 98.27 months reserves.; Primary borrower has 6.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_596	0694-004_289
34534	289_596_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, No AVM in file, No Field Review in file A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, No AVM in file, No Field Review in file		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared. (2021-10-19) A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, No AVM in file, No Field Review in file	UW Guides require 34.72 months reserves, loan qualified with 98.27 months reserves.; Primary borrower has 6.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_596	0694-004_289
34534	289_596_1111	1111	Credit		Missing third party fraud tool supporting documentation	Missing third party fraud tool supporting documentation Missing third party fraud tool supporting documentation. The credit report reflects a fraud victim - Extended Alert. The loan file is missing documentation to confirm the lender addressed the fraud alert. Additional conditions may apply.		(2021-11-02) Lender provided full fraud report to show all alerts have been addressed. Condition cleared. (2021-10-19) Missing third party fraud tool supporting documentation. The credit report reflects a fraud victim - Extended Alert. The loan file is missing documentation to confirm the lender addressed the fraud alert. Additional conditions may apply.	UW Guides require 34.72 months reserves, loan qualified with 98.27 months reserves.; Primary borrower has 6.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_596	0694-004_289
34798	289_554_18757	18757	Credit		Employment History less than 2 years for Borrower	Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Lender to provide VVOE for borrower's previous job to cover 2-year verified history.		(2021-11-18) condition cleared (2021-10-21) Lender to provide VVOE for borrower's previous job to cover 2-year verified history.	UW Guides require 6.00 months reserves, loan qualified with 67.22 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_554	0694-004_289
34798	289_554_1515	1515	Credit		Missing Documentation- Visa or Valid Passport (Borrower 1)	Missing Documentation- Visa or Valid Passport (Borrower 1)	(2021-11-01) 10/28 XX: Please see the attached driver license and 1-797A form	(2021-11-01) Lender provided Personal ID for the Borrower. Condition Cleared.	UW Guides require 6.00 months reserves, loan qualified with 67.22 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_554	0694-004_289
34798	289_554_10748	10748	Credit		OFAC Search	The OFAC search was not provided. Borrowers on loan: 1 OFAC search in file: Borrower: No CoBorrower:___ Borrower 3: ___ Borrower 4: ___	(2021-11-01) 10/28 XX: Please see the attached OFAC report	(2021-11-01) Lender provided Third Party Fraud Report including OFAC. Condition Cleared.	UW Guides require 6.00 months reserves, loan qualified with 67.22 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_554	0694-004_289
36224	289_581_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to ___ if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Subject PITI,. The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to ___ if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI, Reserves, LTV, FICO, Subject PITI,. No AUS in file The subject's monthly hazard insurance obligation on the final CD escrows shows $XX.XX while the hazard insurance policy in file shows $XX.XX.	(2021-11-01) 10/28 XX: Please see attached AUS findings	(2021-11-01) Lender provided DU showing DTI at 48.54% with all of supporting data to match the loan file, condition cleared. (2021-10-19) The subject's monthly hazard insurance obligation on the final CD escrows shows $XX.XX while the hazard insurance policy in file shows $XX.XX. (2021-10-14) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to ___ if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI, Reserves, LTV, FICO, Subject PITI,. No AUS in file	UW Guides require 6.00 months reserves, loan qualified with 15.73 months reserves.; Primary borrower has 26.75 years in field. ; UW guides maximum DTI of 48.54%, loan qualified with DTI of 18.38%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_581	0694-004_289
36224	289_581_932	932	Credit		Missing AUS results	Missing AUS results.	(2021-11-01) 10/28 XX: Please see attached AUS findings	(2021-11-01) Lender provided DU showing DTI at 48.54% with all of supporting data to match the loan file, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 15.73 months reserves.; Primary borrower has 26.75 years in field. ; UW guides maximum DTI of 48.54%, loan qualified with DTI of 18.38%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_581	0694-004_289
36766	289_657_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-09) A AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 5.98 months reserves, loan qualified with 114.20 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_657	0694-004_289
38960	289_545_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence Missing Evidence of XXX Dues for Primary Residence located at XXXXX XXXXX XXXXXXX XXXXX.	(2021-11-01) 10/28 XX: Please rescind. There are no XXX dues on the borrower's primary residence. Please see the attached Underwriting Transmittal showing the REO PITIa amounts to support.	(2021-11-01) Lender provided evidence there is no XXX Dues on primary residence. Condition Cleared.	Coborrower has 14.10 years in field.; UW Guides require 6.00 months reserves, loan qualified with 49.34 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_545	0694-004_289
38960	289_545_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application The paystub present in the loan file is dated greater than 30 days prior to the application date.	(2021-11-01) 10/28 XX: Please rescind. Please see the attached paystubs provided for XXXXX XXX XXXXXXXXXX XXXXXXXXXXX.	(2021-11-18) Lender provided paystub. Condition cleared (2021-11-12) Lender provided paystub. Condition cleared (2021-11-05) Lender provided paystub. Condition cleared	Coborrower has 14.10 years in field.; UW Guides require 6.00 months reserves, loan qualified with 49.34 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_545	0694-004_289
38960	289_545_1538	1538	Credit		Missing Rental Income Documentation for Subject Property	Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, current lease agreement. The missing documentation is: current lease agreement.	(2021-11-01) 10/28 XX: Please rescind. Please see the 1007 provided for the rental income on the subject property.	(2021-11-12) Lender provided the 1007 for subject property. Condition Cleared. (2021-11-01) Lender provided the 1007 for subject property. Condition Cleared. (2021-11-01) Lender provided the 1007 for subject property. Condition Cleared.	Coborrower has 14.10 years in field.; UW Guides require 6.00 months reserves, loan qualified with 49.34 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_545	0694-004_289
38960	289_545_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Coborrower has 14.10 years in field.; UW Guides require 6.00 months reserves, loan qualified with 49.34 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_545	0694-004_289
38960	289_545_15232	15232	Credit		Missing W-2 Job 1 (Borrower)	The exception 'Missing W-2 Job 1 (Borrower)' is cleared.		(2021-11-16) Condition cleared	Coborrower has 14.10 years in field.; UW Guides require 6.00 months reserves, loan qualified with 49.34 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_545	0694-004_289
41000	289_728_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 9.12 months reserves, loan qualified with 120.55 months reserves.; UW guides maximum DTI of 45.00%, loan qualified with DTI of 0.00%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_728	0694-004_289
41065	289_726_11312	11312	Credit		DTI Exceeds Guidelines	The exception 'DTI Exceeds Guidelines' is cleared.	(2021-11-16) 11/15 XX: Please rescind. Please clarify the DTI discrepancy, no details provided. Unsure what is being called out. $X,XXX.XX is already included in DTI and is eligible.	(2021-11-16) Lender provided a revised AUS-DU correcting the DTI to 42.67%. Condition Cleared. (2021-11-09) Lender provided approval letter with max PITI for XXXXXXXX of $XXXX.XX. This results in a DTI in excess of the AUS.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_726	0694-004_289
41065	289_726_18600	18600	Credit		Invalid AUS	The exception 'Invalid AUS' is cleared.	(2021-11-16) 11/15 XX: Please rescind. Please clarify the DTI discrepancy, no details provided. Unsure what is being called out. $X,XXX.XX is already included in DTI and is eligible.	(2021-11-16) Lender provided a revised AUS-DU correcting the DTI to 42.67%. Condition Cleared.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_726	0694-004_289
41065	289_726_8718	8718	Credit		Missing Evidence of Insurance for REO2	Missing Evidence of Insurance for property 2 on final application Missing Evidence of Insurance for property 2 on final application (XXX XXXXXXXX XXXX XX). Additional conditions may apply.	(2021-11-09) 11/08 XX: Please see HOI policy for XXX XXXXXXXX XXXX XX	(2021-11-09) Lender provided evidence of HOI premium. Condition is cleared. (2021-10-28) Missing Evidence of Insurance for property 2 on final application (XXX XXXXXXXX XXXX XX). Additional conditions may apply.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_726	0694-004_289
41065	289_726_12428	12428	Credit		Missing Evidence of Property Taxes for REO2	Evidence of property taxes for property 2 on the final application not provided. Evidence of property taxes for property 2 on the final application not provided. (XXX XXXXXXXX XXXX XX) Additional conditions may apply.	(2021-11-09) 11/08 XX: Please see tax certificate for XXX XXXXXXXX XXXX XX	(2021-11-09) Lender provided tax bill. Condition is cleared. (2021-10-28) Evidence of property taxes for property 2 on the final application not provided. (XXX XXXXXXXX XXXX XX) Additional conditions may apply.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_726	0694-004_289
41065	289_726_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_726	0694-004_289
41065	289_726_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new housing payment for REO 2 located at XXX XXXXXXXX XXXX XXXX. This property was refinanced with XXX. The loan file is missing verification of the new housing payment for REO 2 located at XXX XXXXXXXX XXXX XXXX. This property was refinanced with XXX. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please see attached approval letter for XXX XXXXXXXX XXXX XX. This loan has not yet closed, however the borrower was qualified using the higher payment for the REO.	(2021-11-09) Lender provided approval letter for refi of Cromwell. Condition is cleared. (2021-11-09) The loan file is missing verification of the new housing payment for REO 2 located at XXX XXXXXXXXX XXXX XXXX. This property was refinanced with XXX. (2021-10-29) The loan file is missing verification of the new housing payment for REO 2 located at XXX XXXXXXXX XXXX XXXX. This property was refinanced with XXX. Additional conditions may apply.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_726	0694-004_289
41065	289_726_-99944	-99944	Compliance		Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.
								(2021-11-03) Seller acknowledges the validity and grading of the exception. Exception Acknowledged (2021-11-03) Confirmed occupancy of non-owner; Downgrade of exception as most conservative approach per guidance.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_726	0694-004_289
41065	289_726_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased. ComplianceEase successfully run with no Lender Credit errors. This exception is not valid.		(2021-11-01) ComplianceEase successfully run with no Lender Credit errors. This exception is not valid.	UW Guides require 9.59 months reserves, loan qualified with 25.35 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_726	0694-004_289
42574	289_642_11312	11312	Credit		DTI Exceeds Guidelines	The exception 'DTI Exceeds Guidelines' is cleared.		(2021-11-16) Condition rescinded	Refinance reduces total housing payment by $0.00.; UW Guides require 9.43 months reserves, loan qualified with 18.19 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_642	0694-004_289
42574	289_642_18600	18600	Credit		Invalid AUS	The exception 'Invalid AUS' is cleared.		(2021-11-16) Condition rescinded	Refinance reduces total housing payment by $0.00.; UW Guides require 9.43 months reserves, loan qualified with 18.19 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_642	0694-004_289
42574	289_642_15232	15232	Credit		Missing W-2 Job 1 (Borrower)	The exception 'Missing W-2 Job 1 (Borrower)' is cleared. VSH requires borrower’s recent paystub and W2 forms covering the most recent two-year period or a completed request for verification covering 2 years of income.		(2021-11-16) Condition rescinded (2021-11-01) VSH requires borrower’s recent paystub and W2 forms covering the most recent two-year period or a completed request for verification covering 2 years of income.	Refinance reduces total housing payment by $0.00.; UW Guides require 9.43 months reserves, loan qualified with 18.19 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_642	0694-004_289
42574	289_642_15852	15852	Credit		Missing Written Verification of Employment - Bonus,OT, Commission 1(Borrower)	Written Verification of employment is missing for Borrower 1 for bonus, overtime, or commission income used to qualify. This income is for the job listed in position 1 on the application.		(2021-11-16) Condition rescinded	Refinance reduces total housing payment by $0.00.; UW Guides require 9.43 months reserves, loan qualified with 18.19 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_642	0694-004_289
42574	289_642_18723	18723	Compliance		QM ATR Failure - Current Income: Income amount does not meet requirements	The exception 'QM ATR Failure - Current Income: Income amount does not meet requirements' is cleared.		(2021-11-16) Condition rescinded	Refinance reduces total housing payment by $0.00.; UW Guides require 9.43 months reserves, loan qualified with 18.19 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_642	0694-004_289
42574	289_642_18739	18739	Compliance		QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements	The exception 'QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements' is cleared.		(2021-11-16) Condition rescinded	Refinance reduces total housing payment by $0.00.; UW Guides require 9.43 months reserves, loan qualified with 18.19 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_642	0694-004_289
42574	289_642_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing RESPA: AfBA Disclosure from Broker is Missing		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $0.00.; UW Guides require 9.43 months reserves, loan qualified with 18.19 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_642	0694-004_289
43448	289_564_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence Missing Evidence of XXX Dues reflected on final application for Primary Residence at XXXXX XXXXXX XXXXXX XXX XX. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please see XXX dues attached, which were delivered in the loan package. The address on the statement is the mailing address.	(2021-11-01) Lender provided XXX Quarterly Statement for primary residence. Condition cleared. (2021-10-20) Missing Evidence of XXX Dues reflected on final application for Primary Residence at XXXXX XXXXXX XXXXXX XXX XX. Additional conditions may apply.	UW Guides require 11.61 months reserves, loan qualified with 200.90 months reserves.; Primary borrower has 13.60 years in field. ; Borrower has 13.60 years self employed.; UW guides maximum DTI of 49.82%, loan qualified with DTI of 47.44%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_564	0694-004_289
43448	289_564_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1 Missing Evidence of XXX Dues for REO1 at XXXX. Final CD in file reflects XXX fees applicable. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please see HOI policy attached.	(2021-11-01) Lender provided Insurance policy and XXX for REO1 located at XXXX XXXXXXXX XX, condition cleared. (2021-10-20) Missing Evidence of XXX Dues for REO1 at XXXX XXXXXXXX XX. Final CD in file reflects XXX fees applicable. Additional conditions may apply.	UW Guides require 11.61 months reserves, loan qualified with 200.90 months reserves.; Primary borrower has 13.60 years in field. ; Borrower has 13.60 years self employed.; UW guides maximum DTI of 49.82%, loan qualified with DTI of 47.44%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_564	0694-004_289
43448	289_564_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residenceat XXXXX XXXXXX XXXXXX XXX XX. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please see HOI policy attached, although mortgage statement shows escrow	(2021-11-01) Lender provided Insurance policy for primary residence. Condition cleared. (2021-10-20) Missing Evidence of Insurance for Primary Residenceat XXXXX XXXXXX XXXXXX XXX XX. Additional conditions may apply.	UW Guides require 11.61 months reserves, loan qualified with 200.90 months reserves.; Primary borrower has 13.60 years in field. ; Borrower has 13.60 years self employed.; UW guides maximum DTI of 49.82%, loan qualified with DTI of 47.44%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_564	0694-004_289
43448	289_564_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXXX XXXXXX XXXXXX XXX XX. Additional conditions may apply.	(2021-11-01) 10/28 XX: Please see taxes from the primary title agreement attached, although mortgage statement shows escrow	(2021-11-01) Lender provided Title commitment to show property taxes collected. Condition cleared. (2021-10-20) Missing Evidence of Property Taxes for Primary Residence at XXXXX XXXXXX XXXXXX XXX XX. Additional conditions may apply.	UW Guides require 11.61 months reserves, loan qualified with 200.90 months reserves.; Primary borrower has 13.60 years in field. ; Borrower has 13.60 years self employed.; UW guides maximum DTI of 49.82%, loan qualified with DTI of 47.44%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_564	0694-004_289
43448	289_564_18602	18602	Credit		Missing required documentation for debt paid by others	Documentation for debt(s) paid by other than borrower does not meet requirements for exclusion from DTI calculations. Documentation for debt(s) paid by other than borrower does not meet requirements for exclusion from DTI calculations. File is missing 12 months proof of payments. Missing proof of XX/XXXX or XX/XXXX payment.	(2021-11-03) 11/2 XX: Please see XXXX XXXX payment made by the business to complete the 12 month transaction history requirement for excluded debt (2021-11-01) 10/28 XX: lender is investigating	(2021-11-03) Lender provided the missing payment for XX/XXXX to show XX is paid thru the business, document is deem acceptable to complete the 12 month requirement. Condition cleared. (2021-10-20) Documentation for debt(s) paid by other than borrower does not meet requirements for exclusion from DTI calculations. File is missing 12 months proof of payments. Missing proof of XX/XXXX or XX/XXXX payment.	UW Guides require 11.61 months reserves, loan qualified with 200.90 months reserves.; Primary borrower has 13.60 years in field. ; Borrower has 13.60 years self employed.; UW guides maximum DTI of 49.82%, loan qualified with DTI of 47.44%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_564	0694-004_289
45508	289_640_1137	1137	Credit		Missing 4506-T	Missing 4506T for borrower(s) on loan. Total number Borrowers is 2 Borrower: No CoBorrower: No Borrower 3: ___ Borrower 4: ___		(2021-11-09) Lender provided the missing 4506-C's. Condition is cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 12.09 months reserves, loan qualified with 205.25 months reserves.; Primary borrower has 15.00 years in field. ; UW guides maximum DTI of 39.26%, loan qualified with DTI of 13.78%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_640	0694-004_289
45508	289_640_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $0.00.; UW Guides require 12.09 months reserves, loan qualified with 205.25 months reserves.; Primary borrower has 15.00 years in field. ; UW guides maximum DTI of 39.26%, loan qualified with DTI of 13.78%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_640	0694-004_289
45796	289_678_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence located at XXXX XXXXX XXXXXXX XXXX. 10/29 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-02) 10/29 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-02) Lender provided Final CD for primary residence located XXXX XXXXX XXXXXXX XXXX with supporting documents with Insurance, Property tax bill, and XXX. Condition cleared. (2021-10-19) Missing Evidence of Property Taxes for Primary Residence located at XXXX XXXXX XXXXXXX XXXX.	Refinance reduces total housing payment by $0.00.; UW Guides require 17.56 months reserves, loan qualified with 183.02 months reserves.; UW guides maximum DTI of 37.12%, loan qualified with DTI of 33.06%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_678	0694-004_289
48175	289_674_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXXX XXXXXXXXXX XX.	(2021-11-01) 10/29 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance. (2021-11-01) Lender provided evidence of taxes for Borrower's Primary Residence. Condition Cleared.	(2021-10-21) Missing Evidence of Property Taxes for Primary Residence at XXXXX XXXXXXXXXX XX.	UW Guides require 6.18 months reserves, loan qualified with 35.37 months reserves.; Primary borrower has 13.08 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_674	0694-004_289
48732	289_729_18759	18759	Credit		Employment History less than 2 years for Coborrower	Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Coborrower does not have 2 years of employment history. All positions within 2 yrs, as disclosed, require VVOE's to cover a 2-yr verification of employment history.	(2021-11-09) 11/08 XX: Please rescind. Please see borrower LOXs regarding gaps in employment/employment history. VVOE from previous employers is never a conventional requirement, please escalate to XXXX or XXXXXX at XXXX. VOE/VVOE from previous employers is not required.
(2021-11-09) Lender provided letter from co-borrower to show employment history, even though she started her new position on XX/XX/XXXX, she has another position at XXXXXX from XX/XX/XX to present, which should fulfill the gap of employment. Per XXXX B3-X.X-XX gap letter does not need to be supplied if the borrower or co-borrower has been in same position and income has been stable, so letter would be acceptable for employment history since she has been in the same type of position.  Condition cleared.

(2021-10-28) All positions within 2 yrs, as disclosed, require VVOE's to cover a 2-yr verification of employment history.
									UW Guides require 10.07 months reserves, loan qualified with 133.57 months reserves.; UW guides maximum DTI of 46.32%, loan qualified with DTI of 0.00%. ; Primary borrower has 5.40 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_729	0694-004_289
48732	289_729_12428	12428	Credit		Missing Evidence of Property Taxes for REO2	Evidence of property taxes for property 2 on the final application not provided. REO2 = XXXX X XXXXXX	(2021-11-09) 11/08 XX: Please rescind. Please see attached REO multipack CD with HOI. Please note the REO transaction is a California purchase, there is no tax bill to provide. Industry standard is to use 1.25% of the purchase price, attached purchase agreement for reference. $XXX,XXX x 1.25% = $X,XXX / 12 = $XXX.XX per month	(2021-11-09) Lender provided purchase agreement to show property was recently purchase on XX/XX with Final CD, used CA tax 1.25% of purchase price with supporting document of HOI. Condition cleared. (2021-10-28) REO2 = XXXX X XXXXXX	UW Guides require 10.07 months reserves, loan qualified with 133.57 months reserves.; UW guides maximum DTI of 46.32%, loan qualified with DTI of 0.00%. ; Primary borrower has 5.40 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_729	0694-004_289
48732	289_729_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 10.07 months reserves, loan qualified with 133.57 months reserves.; UW guides maximum DTI of 46.32%, loan qualified with DTI of 0.00%. ; Primary borrower has 5.40 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_729	0694-004_289
48732	289_729_1265	1265	Credit		Missing Third Party Fraud Tool (Report)	This file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply. Borrowers on loan: 2 Fraud Report in file Borrower: Yes CoBorrower: No Borrower 3: ___ Borrower 4: ___ 11/08 XX: Please rescind. Please see attached XXXXX XXXXX report. Please note that XXXX and XXXXXX at XXXX have confirmed the full report is not necessary, first few pages addressing variances is sufficient.	(2021-11-09) 11/08 XX: Please rescind. Please see attached XXXXX XXXXX report. Please note that XXXX and XXXXXX at XXXX have confirmed the full report is not necessary, first few pages addressing variances is sufficient.	(2021-11-09) Lender provided 3 page fraud report showing all searches performed and all variances have been addressed, document is deem acceptable. condition cleared.	UW Guides require 10.07 months reserves, loan qualified with 133.57 months reserves.; UW guides maximum DTI of 46.32%, loan qualified with DTI of 0.00%. ; Primary borrower has 5.40 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_729	0694-004_289
48732	289_729_11895	11895	Compliance		Missing Initial Broker Application Date - unable to complete Compliance review	The exception 'Missing Initial Broker Application Date - unable to complete Compliance review' is cleared.		(2021-11-18) Application date in file. Condition cleared. (2021-11-18) Lender re-sent in the Initial Broker Application Date of XX/XX/XXXX, in order to clear this condition, need Lender's Initial application or loan approval, condition remains. (2021-11-11) Lender provided final application. However, initial lender application is required. Condition remains. (2021-11-11) Lender sent in the Initial Broker Application Date of XX/XX/XXXX, in order to clear this condition, need Lender's Initial application or loan approval, condition remains.	UW Guides require 10.07 months reserves, loan qualified with 133.57 months reserves.; UW guides maximum DTI of 46.32%, loan qualified with DTI of 0.00%. ; Primary borrower has 5.40 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_729	0694-004_289
48732	289_729_11910	11910	Compliance		Missing Initial Lender of Record Application Date - 30 days prior to Note Date used in review	Missing Initial Lender of Record Application Date - 30 days prior to Note Date used in review		(2021-11-18) Initial application date 30 days prior to note in file. Condition cleared.	UW Guides require 10.07 months reserves, loan qualified with 133.57 months reserves.; UW guides maximum DTI of 46.32%, loan qualified with DTI of 0.00%. ; Primary borrower has 5.40 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_729	0694-004_289
48732	289_729_11907	11907	Compliance		Missing Initial Lender of Record Application Date - unable to complete Compliance review	The exception 'Missing Initial Lender of Record Application Date - unable to complete Compliance review' is cleared.		(2021-11-18) Initial application date in file. Condition cleared. (2021-11-11) Lender provided final application. However, initial lender application is required. Condition remains. (2021-11-11) Lender sent in the Initial Broker Application Date of XX/XX/XXXX, in order to clear this condition, need Lender's Initial application or loan approval, condition remains.	UW Guides require 10.07 months reserves, loan qualified with 133.57 months reserves.; UW guides maximum DTI of 46.32%, loan qualified with DTI of 0.00%. ; Primary borrower has 5.40 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_729	0694-004_289
51062	289_641_19054	19054	Credit		Required Documentation is Missing	The loan file is missing documentation to evidence the new XXX loan, loan number ending (…XXXX), on the property located at XXXX XXXX XX X.	(2021-11-01) 10/28 XX: Please rescind. Please see attached REO multipack CD, taxes and insurance are in escrow, attached separately.	(2021-11-01) Lender provided LP showing DTI at 33% with Final CD for XXXX XXXX XX X with escrows included with supporting documents of HOI and taxes. Condition cleared	UW Guides require 6.00 months reserves, loan qualified with 12.48 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_641	0694-004_289
53806	289_671_18758	18758	Credit		Employment History has gaps in employment - Borrower	Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Borrower has gaps in employment history with no letter of explanation in file.	(2021-11-09) 11/08 XX: Please rescind. Borrower does not have a gap in employment. Borrower was previously and currently is self-employed, although the income from the business was not used to qualify. See attached business returns incorporated XXXX. Only using borrower's W-2 income to qualify.	(2021-11-09) Lender provided XXXX 1065 partnership tax returns to show self employed at the same time to show no gap in employment, even though this income was not being used to qualify. Condition cleared.	Borrower has resided in current property for 11.00 years. ; UW Guides require 9.24 months reserves, loan qualified with 22.95 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_671	0694-004_289
53806	289_671_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. Evidence of property taxes for property 1 on the final application located at XXXXX XXXXXXXXX XX not provided.	(2021-11-09) 11/08 XX: Please see attached tax certificate for XXXXX XXXXXXXXX XX.	(2021-11-09) Lender provided Property tax bill for REO1 located at XXXXX XXXXXXXXX XX, condition cleared.	Borrower has resided in current property for 11.00 years. ; UW Guides require 9.24 months reserves, loan qualified with 22.95 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_671	0694-004_289
53806	289_671_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 11.00 years. ; UW Guides require 9.24 months reserves, loan qualified with 22.95 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_671	0694-004_289
53806	289_671_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the two new XXX loans, loan numbers ending (...XXXX) and (...XXXX), loan amounts $XXX,XXX and $XXX,XXX, on properties located at XXXX XXXXXXXXX XXXXXX, XXXXXXX XXXX, XX XXXXX and XXXXX XXXXXXXXX XX, XXXXXXXX, XX XXXXX. The loan file is also missing documentation to support the omission of the following liabilities: XXXXX (XXXX), XXXXX (XXXX), XXXXX (XXXX), XXXXXXXX (XXXX), XXXXXXX XXX (XXXX), and XXXXXXXX (XXXX).	(2021-11-09) 11/08 XX: Please see attached REO documentation for XXXX XXXXXXXXX XXX and XXXXX XXXXXXXXX XX.	(2021-11-09) Lender provided 1st payment letter for XXXX XXXXXXXXX XXXXXX and XXXXX XXXXXXXXXX XX to show P&I payment with escrows included in payment with supporting documents of Insurance and Property tax bill. Condition cleared.	Borrower has resided in current property for 11.00 years. ; UW Guides require 9.24 months reserves, loan qualified with 22.95 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_671	0694-004_289
54502	289_675_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) Trailing Doc: Lender provided a Mortgage Statement for Borrower's Primary Residence that included Escrows. Per XXXX - Escalated to Management	UW Guides require 2.15 months reserves, loan qualified with 56.27 months reserves.; Primary borrower has 5.50 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_675	0694-004_289
54502	289_675_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) Trailing Doc: Lender provided a Mortgage Statement for Borrower's Primary Residence that included Escrows. Per XXXX - Escalated to Management	UW Guides require 2.15 months reserves, loan qualified with 56.27 months reserves.; Primary borrower has 5.50 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_675	0694-004_289
54502	289_675_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 2.15 months reserves, loan qualified with 56.27 months reserves.; Primary borrower has 5.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_675	0694-004_289
56125	289_604_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1 Missing Evidence of XXX Dues for REO1 at XXX XXXXXXX XXXX as reflected on the final application.	(2021-11-05) 11/04 XX: Please rescind. Please see attached evidence of REO association name and corresponding monthly charge of $XX.XX in assets along with updated AUS. XXX xXXXX in Verification of Assets shows charges on XX/XX/XXXX and XX/XX/XXXX in the amount of $XX.XX	(2021-11-05) Lender provided evidence of XXX name and evidence of monthly payment to same from asset statement. Condition is cleared. (2021-10-29) Missing Evidence of XXX Dues for REO1 at XXX XXXXXXX XXXX as reflected on the final application.	Borrower has resided in current property for 6.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.12 months reserves, loan qualified with 71.28 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_604	0694-004_289
56125	289_604_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXX XXXX.
(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
(2021-11-05) 11/04 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
(2021-11-05) 11/04 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
								(2021-11-15) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Management has advised that independent verification of T&I is required at this time. (2021-10-29) Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXX XXXX.	Borrower has resided in current property for 6.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.12 months reserves, loan qualified with 71.28 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_604	0694-004_289
56125	289_604_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXX XXXX.
(2021-11-15) 11/12 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
(2021-11-05) 11/04 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
(2021-11-05) 11/04 XX: Please rescind. Please see attached mortgage statement showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
								(2021-11-15) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Management has advised that independent verification of T&I is required at this time. (2021-10-29) Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXXX XXXX.	Borrower has resided in current property for 6.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.12 months reserves, loan qualified with 71.28 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_604	0694-004_289
56125	289_604_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 6.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.12 months reserves, loan qualified with 71.28 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_604	0694-004_289
56418	289_784_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 43.31%. Due to a miscalculation of debts to income, the actual DTI is 49.13%. Income  used includes total borrower income $XX,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $X,XXX.XX. Total debt amount used is $XX,XXX.XX.

The AUS reflects a maximum allowable DTI of 43.00%.  Due to the improper calculation of income and debts, the actual DTI is 49.13%. Total Income Variance of -$X,XXX.XX due to missing evidence/documentation of other income listed on Final 1003 ($X,XXX.XX). Total Debt Variance of -$XXX.XX due to PITIA for Primary residence. Lender used $X,XXX.XX vs. $X,XXX.XX supported by documentation in the loan file.
								(2021-11-11) Lender provided an updated AUS. Condition is cleared. (2021-10-29) The AUS reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income and debts, the actual DTI is 49.13%. Total Income Variance of -$X,XXX.XX due to missing evidence/documentation of other income listed on Final 1003 ($X,XXX.XX). Total Debt Variance of -$XXX.XX due to PITIA for Primary residence. Lender used $X,XXX.XX vs. $X,XXX.XX supported by documentation in the loan file.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_784	0694-004_289
56418	289_784_18600	18600	Credit		Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with  Income,.

The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI and Income. The AUS reflects a maximum allowable DTI of 43.00%.  Due to the improper calculation of income and debts, the actual DTI is 49.13%. Total Income Variance of -$X,XXX.XX due to missing evidence/documentation of other income listed on Final 1003 ($X,XXX.XX). Total Debt Variance of -$XXX.XX due to PITIA for Primary residence. Lender used $X,XXX.XX vs. $X,XXX.XX used by documentation in the loan file.
							(2021-11-16) 11/15 XX: Please rescind. Documentation provided in the XX/XX/XXXX credit drop, no updated response/commentary provided as to why this is not cleared. Other DTI condition on this loan was cleared. Please see attached rental income worksheet. The $X,XXX.XX cited is from the borrower's 2-4 unit primary REO. Guidelines state that rental income from borrower's multi-unit primary may not be used to offset the real estate liability and must be used as separate income. See attached AUS which matches XXXX at 49.13% (LP rounds so findings will show 49.00%) and is Approved.
(2021-11-16) Trailing Doc:   Lender provided revised AUS-LP correcting DTI to 49.00%.  Condition Cleared.
(2021-10-29) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI and Income. The AUS reflects a maximum allowable DTI of 43.00%.  Due to the improper calculation of income and debts, the actual DTI is 49.13%. Total Income Variance of -$X,XXX.XX due to missing evidence/documentation of other income listed on Final 1003 ($X,XXX.XX). Total Debt Variance of -$XXX.XX due to PITIA for Primary residence. Lender used $X,XXX.XX vs. $X,XXX.XX used by documentation in the loan file.
									Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_784	0694-004_289
56418	289_784_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_784	0694-004_289
56418	289_784_15232	15232	Credit		Missing W-2 Job 1 (Borrower)	The exception 'Missing W-2 Job 1 (Borrower)' is cleared.		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) Missing the borrower’s XXXX W-2 as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_784	0694-004_289
56418	289_784_-99944	-99944	Compliance		Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.

5% > 2% maximum late fee allowed by the state of New York.
								(2021-11-03) Seller acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-03) Confirmed occupancy of non-owner; Downgrade of exception as most conservative approach per guidance.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_784	0694-004_289
56418	289_784_18723	18723	Compliance		QM ATR Failure - Current Income: Income amount does not meet requirements	QM ATR Failure - Current Income: Income amount does not meet requirements The AUS used total income of $XX,XXX.XX resulting in an income variance of $X,XXX.XX. Loan file is missing documentation to support additional $X,XXX.XXX income listed on the Final application and used by the lender for qualifying. Total Debt Variance of -$XXX.XX due to PITIA for Primary Home. Lender used $X,XXX.XX vs. $X,XXX.XX supported by documentation in the loan file. Additional conditions may apply.		(2021-10-29) The AUS used total income of $XX,XXX.XX resulting in an income variance of $X,XXX.XX. Loan file is missing documentation to support additional $X,XXX.XX income listed on the Final application and used by the lender for qualifying. Total Debt Variance of -$XXX.XX due to PITIA for Primary Home. Lender used $X,XXX.XX vs. $X,XXX.XX supported by documentation in the loan file. Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_784	0694-004_289
56418	289_784_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements For Borrower's Wage Income, W-2 forms covering the most recent two-year period are required. The loan file only has XXXX W-2. Please provide documentation to support add'l $X,XXX.XX "other" income as reflected on the final application and used by the lender for qualifying. Additional conditions may apply. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-10-29) QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements For Borrower's Wage Income, W-2 forms covering the most recent two-year period are required. The loan file only has XXXX W-2. Please provide documentation to support add'l $X,XXX.XX "other" income as reflected on the final application and used by the lender for qualifying. Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_784	0694-004_289
56418	289_784_18739	18739	Compliance		QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements	QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements The AUS reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income and debts, the actual DTI is 49.13%. Total Income Variance of -$X,XXX.XX due to missing evidence/documentation of other income listed on Final 1003 ($X,XXX.XX). Total Debt Variance of -$XXX.XX due to PITIA for Primary Home (XXX XXXX XXXXXX). Lender used: $X,XXX.XX, Audit used: $X,XXX.XX.		(2021-10-29) The AUS reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of income and debts, the actual DTI is 49.13%. Total Income Variance of -$X,XXX.XX due to missing evidence/documentation of other income listed on Final 1003 ($X,XXX.XX). Total Debt Variance of -$XXX.XX due to PITIA for Primary Home (XXX XXXX XXXXXX). Lender used: $X,XXX.XX, Audit used: $X,XXX.XX.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_784	0694-004_289
56418	289_784_17312	17312	Compliance		Qualified Mortgage Points & Fees Failure	This loan's points and fees exceed the qualified mortgage points and fees threshold. A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount. The loan amount is $XXX,XXX.XX or more, and the transaction's total points and fees is $XX,XXX.XX, which exceeds 3 percent of the total loan amount of $XXX,XXX.XX. Provide documentation to support par rate.	(2021-11-08) XX 11/4/21 - See attached passing QM/highcost test with highlighted undiscounted rate(page 1), Par rate(also known as undiscounted rate) is within 1% higher than APOR (page 2 or 3) which allows for 2% bonafide discount to be excluded from QM. See test highlighted on page 6/7.	(2021-11-08) Lender provided evidence of Undiscounted/PAR Interest Rate, Rate Sheet and Lock Confirmation. Discount Points excludable were 1%, therefore all Discount Points were Bona fide since fees charged were under 1% of the loan amount. Documentation provided is deemed acceptable, condition cleared. (2021-10-29) The loan amount is $XXX,XXX.XX or more, and the transaction's total points and fees is $XX,XXX.XX, which exceeds 3 percent of the total loan amount of $XXX,XXX.XX. Provide documentation to support par rate.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_784	0694-004_289
56418	289_784_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) This finding is non-material and will be rated a B grade.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 19.52 months reserves.; Primary borrower has 6.75 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_784	0694-004_289
56777	289_887_5128	5128	Credit		Missing Evidence that REO2 Property is Owned Free and Clear	Missing Evidence that REO2 Property is Owned Free and Clear Missing Evidence REO #4 reflected on the final loan application is owned free and clear. Addition conditions may apply.	(2021-11-05) 11/04 XX: Please rescind. Please clarify REO address in question, not listed within original condition or additional commentary. All borrower REOs are not listed within the REO tab, unsure if information is accurate. Assuming based on REO tab REO2 is XXXX X XXXXXXX XXX. Please see attached evidence commercial property is owned by borrower's business, although income from this business was not used to qualify. Borrower is not personally obligated.	(2021-11-05) Lender provided evidence in the name of his corporation. Condition is cleared.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.94 months reserves, loan qualified with 15.98 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_887	0694-004_289
56777	289_887_5132	5132	Credit		Missing Evidence that REO5 Property is Owned Free and Clear	Missing Evidence that REO5 Property is Owned Free and Clear Missing Evidence REO #7 reflected on the final loan application is owned free and clear. Addition conditions may apply.	(2021-11-05) 11/04 XX: Please rescind. Please clarify REO address in question, not listed within original condition or additional commentary. All borrower REOs are not listed within the REO tab, unsure if information is accurate. Assuming based on REO tab REO5 is XXXX X XXXXXXXX XXXX. Please see attached evidence property is F&C.	(2021-11-05) Lender provided an acceptable Open Lien Report. Condition is cleared.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.94 months reserves, loan qualified with 15.98 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_887	0694-004_289
56777	289_887_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, Unknown, No AVM in file, No Field Review in file		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.94 months reserves, loan qualified with 15.98 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_887	0694-004_289
56777	289_887_16807	16807	Compliance		Illinois (IL) Collateral Protection Act Notice is missing or not provided	Illinois Collateral Protection Act Notice is missing or not provided	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.94 months reserves, loan qualified with 15.98 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_887	0694-004_289
57473	289_618_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Coborrower has 13.10 years in field.; Borrower has resided in current property for 12.25 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 26.74 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_618	0694-004_289
58376	289_603_19054	19054	Credit		Required Documentation is Missing	The loan file is missing proof of the new monthly PITIA obligation associated with the new XXX $XXX,XXX.XX lien secured by XXXXX X. XXXXX XXXX,, XXXXXX, XX, XXXXX, as listed on the final loan application.	(2021-11-17) 11/17 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-17) Lender provided the Final CD for refinance on Primary Residence located at XXXXX X XXXXX XXXX, evidening new PITI and payoff of previous mortgage loan with XXXXXX XXXXXXX XXX. Lender also provided evidence of taxes, insurance and XXX Dues. Condition Cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.02 months reserves, loan qualified with 183.45 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_603	0694-004_289
58376	289_603_15965	15965	Compliance		Charges That in Total Cannot Increase More Than 10% Failure	This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%. ComplianceEase successfully run with no errors. Exception is not valid.	(2021-11-08) Disagree - All title fees are not subject to tolerance as the borrower chose a title service provider that was not on the SPL. TRID 2.0 clarified in the Commentary to TILA 1026.19(e)(3)(ii) -2 that this is true even if a fee was omitted from the initial LE.
(2021-11-11) A revised disclosure was provided reflecting a valid change of circumstance allowing for the increase of the fees previously disclosed to the Borrower.
(2021-11-11) Lender provided Final Closing disclosure to show title fees were picked by the borrower and service provider addendum, fees has been entered in the section C and finding has been cleared.  Condition cleared.
(2021-11-08) Lender provided Final Closing disclosure to show title fees were picked by the borrower and service provider addendum, fees has been entered in the section C and finding has been cleared.  Condition cleared.
(2021-10-22) ComplianceEase successfully run with no errors.  Exception is not valid.
									Refinance reduces total housing payment by $0.00.; UW Guides require 6.02 months reserves, loan qualified with 183.45 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_603	0694-004_289
59311	289_602_16923	16923	Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX.	(2021-11-03) 11/02 XX: Please rescind. Subject is an attached PUD, see master insurance policy. Borrower only carries HO-6 which is acceptable to have lower dwelling coverage.	(2021-11-03) Lender provided the master policy to show property has sufficient coverage from Home Owners Association since property is PUD. Conditon cleared.	UW Guides require 6.00 months reserves, loan qualified with 33.45 months reserves.; Primary borrower has 7.30 years in field. ; Borrower has 7.30 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_602	0694-004_289
59311	289_602_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 33.45 months reserves.; Primary borrower has 7.30 years in field. ; Borrower has 7.30 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_602	0694-004_289
59871	289_817_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, Unknown, No AVM in file, No Field Review in file		(2021-11-12) CDA received for loan review, value is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 17.25 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_817	0694-004_289
59871	289_817_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payment for the borrower's primary residence (Acct# XXXX). Additional conditions may apply. The loan file is missing verification of the new XXX PITI payment for the borrower's primary residence (Acct# XXXX). Additional conditions may apply.	(2021-11-05) 11/04 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-05) Lender provided the Final CD evidencing the new P&I and payoff of previous mortgage with Amerihome Mortgage. Lender also provided evidence of insurance and taxes for primary residence. Condition Cleared. (2021-11-03) The loan file is missing verification of the new XXX PITI payment for the borrower's primary residence (Acct# XXXX). Additional conditions may apply.	UW Guides require 6.00 months reserves, loan qualified with 17.25 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_817	0694-004_289
61984	289_632_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence	(2021-11-02) 10/29 XX: Please see uploaded HOI document for verification	(2021-11-02) Lender provided Final CD for primary residence located at XXXX XX XXXXX XXXXXX with supporting documents of Insurance and Property taxes bill, condition cleared.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_632	0694-004_289
61984	289_632_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence	(2021-11-02) 10/29 XX: Please see uploaded tax document for verification	(2021-11-02) Lender provided Final CD for primary residence located at XXXX XX XXXXX XXXXXX with supporting documents of Insurance and Property taxes bill, condition cleared.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_632	0694-004_289
61984	289_632_18529	18529	Credit		Missing Executed Business Returns for S Corporation 1 (Borrower 1)	Borrower 1 is self-employed and is missing the executed business returns for the S Corporation listed in position 1 on the application. The business returns in file is Yes, the number of years returns are 1, and the override condition exists and met for less than 2 years returns is No. Missing the borrower’s XXXX business tax return as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_632	0694-004_289
61984	289_632_19591	19591	Credit		Missing Executed Personal Tax Returns for Borrower	Guidelines state: At least 2 years personal returns required. Status of Personal Tax Return: No. Tax Transcripts in file: N/A. Details: Missing the borrower’s XXXX personal tax return as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_632	0694-004_289
61984	289_632_19593	19593	Credit		Missing Executed Personal Tax Returns for CoBorrower	Guidelines state: At least 2 years personal returns required . Personal Tax Return in File: No. Tax Transcripts - income supported: N/A. Details: Missing the co-borrower’s XXXX personal tax return as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_632	0694-004_289
61984	289_632_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of P&I for XXXX XX XXXXX XXXXXX. Loan is part of a multipack. XXX loan #XXXX. Additional conditions may apply. The loan file is missing evidence of P&I for XXXX XX XXXXX XXXXXX. Loan is part of a multipack. XXX loan #XXXX. Additional conditions may apply.	(2021-11-02) 10/29 XX: Please see final CD for concurrent refinance transaction	(2021-11-02) Lender provided Final CD for primary residence located at XXXX XX XXXXX XXXXXX with supporting documents of Insurance and Property taxes bill, condition cleared. (2021-10-22) The loan file is missing evidence of P&I for XXXX XX XXXXX XXXXXX. Loan is part of a multipack. XXX loan #XXXX. Additional conditions may apply.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_632	0694-004_289
61984	289_632_-96348	-96348	Compliance		Lender Credits That Cannot Decrease Test
This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

The consummation CD reflects a lender credit in the amount of $X,XXX.XX. The PCCD dated XX/XX/XXXX reflects a lender credit of $0.00. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
							(2021-11-11) There were no lender credits present on this file for the entirety of the transaction. The loan locked on XX/XX/XXXX with a charge of $X,XXX.XX and remained a charge. Please see attached initial lock confirmation and locked LE in addition to final CD reflecting discount points of $XXX.XX.	(2021-11-11) Lender provided Initial LE, Lock confirmation, and Final CD, Final CD showed a credit for $X,XXX.XX for an increase in closing cost, once applied to Appraisal Fee and Credit Report Fee, ComplianceEase was re-ran and finding was cleared. Condition cleared.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_632	0694-004_289
61984	289_632_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements Missing both borrowers 2-years' evidence of self-employment income as required per the enumerated guidelines. The loan file only contains XXXX information. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-16) This finding is non-material and will be rated a B grade.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_632	0694-004_289
61984	289_632_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements Missing evidence of property taxes, insurance and newly obtained P & I for the primary residence.		(2021-11-02) Lender provided Final CD for primary residence located at XXXX XX XXXXX XXXXXX with supporting documents of Insurance and Property taxes bill, condition cleared.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_632	0694-004_289
61984	289_632_18738	18738	Compliance		QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements	QM ATR Failure - Monthly Debt Obligations validation/verification standards do not meet requirements Missing evidence of property taxes, insurance and newly obtained P & I for the primary residence. This finding is non-material and will be rated a B grade.		(2021-11-02) Lender provided Final CD for primary residence located at XXXX XX XXXXX XXXXXX with supporting documents of Insurance and Property taxes bill, condition cleared.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_632	0694-004_289
61984	289_632_-96362	-96362	Compliance		Reimbursement Amount Test
This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X,XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X,XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
								(2021-11-11) Lender provided Initial LE, Lock confirmation, and Final CD, Final CD showed a credit for $X,XXX.XX for an increase in closing cost, once applied to Appraisal Fee and Credit Report Fee, ComplianceEase was re-ran and finding was cleared. Condition cleared.	Borrower has resided in current property for 26.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.67 months reserves, loan qualified with 77.46 months reserves.; Primary borrower has 20.50 years in field. ; Borrower has 20.50 years self employed.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_632	0694-004_289
62762	289_631_12430	12430	Credit		Missing Evidence of Property Taxes for REO4	Evidence of property taxes for property 4 on the final application not provided.		(2021-11-02) Lender provided property tax bill for XXXX XXXXXXXX XX. Condition cleared.		Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_631	0694-004_289
62762	289_631_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_631	0694-004_289
67224	289_635_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 39.00%. Due to a miscalculation of debts to income, the actual DTI is 42.87%. Income used includes total borrower income $X,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX. The AUS reflects a maximum allowable DTI of 39%. Due to the improper calculation of debts, the actual DTI is 42.87%. The Lender did not include the XXXXX XXXX revolving account with a balance of $X,XXX.XX and monthly payment of $XXX.XX.	(2021-11-09) "(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender ratios " (2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender ratios	(2021-11-09) Lender provided updated LP showing DTI at 43% to support loan documents being used for Cash out review, condition cleared. (2021-11-02) Review Lender's DTI breakdown of income and expenses, matched DTI of 42.87% from the loan documentation in the file, need an updated AUS to match, condition remains. (2021-10-19) The AUS reflects a maximum allowable DTI of 39%. Due to the improper calculation of debts, the actual DTI is 42.87%. The Lender did not include the XXXXX XXXX revolving account with a balance of $X,XXX.XX and monthly payment of $XXX.XX.	Borrower has resided in current property for 4.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 52.42 months reserves.; Primary borrower has 5.42 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_635	0694-004_289
67224	289_635_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 39%, however the actual DTI is 42.87% based on monthly consumer debts of $XXX.XX.	(2021-11-09) "(2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender ratios " (2021-11-02) 10/29 XX: Please see DTI breakdown to verify lender ratios	(2021-11-09) Lender provided updated LP showing DTI at 43% to support loan documents being used for Cash out review, condition cleared. (2021-11-02) Review Lender's DTI breakdown of income and expenses, matched DTI of 42.87% from the loan documentation in the file, need an updated AUS to match, condition remains. (2021-10-19) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 39%, however the actual DTI is 42.87% based on monthly consumer debts of $XXX.XX.	Borrower has resided in current property for 4.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 52.42 months reserves.; Primary borrower has 5.42 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_635	0694-004_289
67224	289_635_1265	1265	Credit		Missing Third Party Fraud Tool (Report)	This file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply. Borrowers on loan: 1 Fraud Report in file Borrower: No CoBorrower: ___ Borrower 3: ___ Borrower 4: ___	(2021-11-02) 10/29 XX: Please see fraud report uploaded for review of the variances and watch list	(2021-11-02) Lender provided 3 page of Fraud report showing all searches performed with no variances and no alerts. Document is deem acceptable. Condition cleared.	Borrower has resided in current property for 4.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 52.42 months reserves.; Primary borrower has 5.42 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_635	0694-004_289
68164	289_800_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) Lender provided the Mortgage Statement which included escrow for primary residence. Per XXXX - Escalated to Management.	UW Guides require 10.22 months reserves, loan qualified with 44.95 months reserves.; Primary borrower has 17.25 years in field. ; UW guides maximum DTI of 46.76%, loan qualified with DTI of 39.27%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_800	0694-004_289
68164	289_800_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared.	UW Guides require 10.22 months reserves, loan qualified with 44.95 months reserves.; Primary borrower has 17.25 years in field. ; UW guides maximum DTI of 46.76%, loan qualified with DTI of 39.27%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_800	0694-004_289
70623	289_615_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 13.76%. Due to a miscalculation of debts to income, the actual DTI is 21.37%. Income used includes total borrower income $X,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX. The AUS reflects a maximum allowable DTI of 16.76%. Due to the improper calculation of rental income on the XXXXXXXXXXX XXXXXX property, the actual DTI is 21.37%.		(2021-11-12) Condition cleared	Borrower has resided in current property for 3.02 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.19 months reserves, loan qualified with 44.98 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_615	0694-004_289
70623	289_615_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,.		(2021-11-02) Lender provided updated 1008 and AUS to match loan documents with DTI at 21.45%, condition cleared.	Borrower has resided in current property for 3.02 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.19 months reserves, loan qualified with 44.98 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_615	0694-004_289
70623	289_615_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, CDA Not Required, AVM not required, Field Review not required		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 3.02 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.19 months reserves, loan qualified with 44.98 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_615	0694-004_289
70623	289_615_11895	11895	Compliance		Missing Initial Broker Application Date - unable to complete Compliance review	The exception 'Missing Initial Broker Application Date - unable to complete Compliance review' is cleared.		(2021-11-18) Captured application date from initial application in the loan file.	Borrower has resided in current property for 3.02 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.19 months reserves, loan qualified with 44.98 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_615	0694-004_289
70623	289_615_11907	11907	Compliance		Missing Initial Lender of Record Application Date - unable to complete Compliance review	The exception 'Missing Initial Lender of Record Application Date - unable to complete Compliance review' is cleared.		(2021-11-18) Captured initial lender application date from initial application in the loan file.	Borrower has resided in current property for 3.02 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.19 months reserves, loan qualified with 44.98 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_615	0694-004_289
74831	289_760_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence located at XXXX X XXXXXX XXX.	(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. Please escalate to XXXX and XXXXXX at XXXX.	(2021-11-16) Mortgage statement with evidence of escrow of taxes and insurance acceptable, condition cleared. (2021-10-31) Missing Evidence of Property Taxes for Primary Residence located at XXXX X XXXXXX XXX.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 18.17 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_760	0694-004_289
75201	289_901_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 2 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: From forms in template: Form : Liquid Assets [Row 1]		(2021-11-19) Condition Rescinded.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_901	0694-004_289
75201	289_901_12426	12426	Credit		Missing asset documentation - Retirement accounts	Lender's guidelines require 2 months' 401K or other retirement account statements. The loan file is missing: From forms in template: Form : Vested Interest Retirement Funds [Row 1]		(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-19) Missing evidence the retirement account allows for all types of withdrawls - for Verified Safe Harbor testing only . This finding is non-material and will be rated a B grade.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_901	0694-004_289
75201	289_901_18749	18749	Compliance		QM ATR Failure - Credit History: Mortgage payment history documentation does not meet Lender Guideline requirements	QM ATR Failure - Credit History: Mortgage payment history documentation does not meet Lender Guideline requirements		(2021-11-19) Condition Rescinded.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_901	0694-004_289
75201	289_901_18730	18730	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements	QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements		(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-19) Missing evidence the retirement account allows for all types of withdrawls - for Verified Safe Harbor testing only . This finding is non-material and will be rated a B grade.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_901	0694-004_289
75201	289_901_18731	18731	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements' is cleared.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Missing evidence the retirement account allows for all types of withdrawls - for Verified Safe Harbor testing only . This finding is non-material and will be rated a B grade.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_901	0694-004_289
75201	289_901_18723	18723	Compliance		QM ATR Failure - Current Income: Income amount does not meet requirements	QM ATR Failure - Current Income: Income amount does not meet requirements		(2021-11-19) Condition Rescinded.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_901	0694-004_289
75201	289_901_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements		(2021-11-19) Condition Rescinded.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_901	0694-004_289
75201	289_901_18739	18739	Compliance		QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements	QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements		(2021-11-19) Condition Rescinded.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_901	0694-004_289
75201	289_901_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing		(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-19) This finding is non-material and will be rated a B grade.	UW Guides require 6.72 months reserves, loan qualified with 48.41 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_901	0694-004_289
75733	289_775_16575	16575	Credit		HELOC Closure Letter Not Provided	The Borrower Authorization to Close Out Home Equity Line of Credit (HELOC) was not provided.	(2021-11-04) 11/03 XX: Please rescind. Please see attached HELOC close out letter.	(2021-11-04) Lender provided the HELOC Closure Letter, signed and dated by the Borrowers. Condition Cleared.	UW Guides require 6.00 months reserves, loan qualified with 23.05 months reserves.; Primary borrower has 6.33 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_775	0694-004_289
75733	289_775_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence	(2021-11-04) 11/03 XX: Please rescind. Please see attached mortgage payment history showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that evidence of escrow alone is sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-04) Lender provided the Mortgage Statement. Per XXXX, esculated to Management.	UW Guides require 6.00 months reserves, loan qualified with 23.05 months reserves.; Primary borrower has 6.33 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_775	0694-004_289
75733	289_775_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Lender provided the Mortgage Statement. Per XXXX, esculated to Management. 11/03 XX: Please rescind. Please see attached mortgage payment history showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that evidence of escrow alone is sufficient.	(2021-11-04) 11/03 XX: Please rescind. Please see attached mortgage payment history showing REO is escrowed. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that evidence of escrow alone is sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-04) Lender provided the Mortgage Statement. Per XXXX, esculated to Management.	UW Guides require 6.00 months reserves, loan qualified with 23.05 months reserves.; Primary borrower has 6.33 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_775	0694-004_289
75750	289_634_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Coborrower has 8.00 years in field.; Refinance reduces total housing payment by $0.00.; UW Guides require 5.98 months reserves, loan qualified with 79.04 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_634	0694-004_289
76966	289_696_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to ___ if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Subject PITI,.	(2021-11-15) 11/12 XX: Please rescind. Please see attached AUS.	(2021-11-18) Lender provided the final AUS-DU. Condition Cleared. (2021-11-15) Lender provided the final AUS-DU. Condition Cleared.	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_696	0694-004_289
76966	289_696_932	932	Credit		Missing AUS results	Missing AUS results.	(2021-11-15) 11/12 XX: Please rescind. Please see attached AUS.	(2021-11-15) Lender provided the final AUS-DU. Condition Cleared.	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_696	0694-004_289
76966	289_696_18446	18446	Credit		Missing Evidence of Self Employment - CoBorrower Schedule C Business	CoBorrower is self-employed and is missing verification of self-employment dated within 30 prior to the Note date on the schedule C business listed in position XXXXXX on the application. Documentation Requirements: Allow XXXX or Business License. Status of possible documentation for verification of self-employment: XXXX is Not in File, Business license is Not in File, Other verification is NA. The note date is XX/X/XXXX. ___ ___	(2021-11-15) 11/12 XX: Please rescind. Please see attached VOB.	(2021-11-15) Lender provided verificiation of employment for CB's Schedule C Business dated XX/XX/XXXX. Condition Cleared.	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_696	0694-004_289
76966	289_696_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_696	0694-004_289
76966	289_696_-96366	-96366	Compliance		Charges That Cannot Increase Test	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).		(2021-11-12) Condition rescinded	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_696	0694-004_289
76966	289_696_15965	15965	Compliance		Charges That in Total Cannot Increase More Than 10% Failure	This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%.		(2021-11-08) A revised disclosure was provided reflecting a valid change of circumstance allowing for the increase of the fees previously disclosed to the Borrower.	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_696	0694-004_289
76966	289_696_-96368	-96368	Compliance		Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.		(2021-11-12) Condition rescinded	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_696	0694-004_289
76966	289_696_17468	17468	Compliance		ECOA: Appraisal Not Provided to Applicant	ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant.		(2021-11-12) Condition cleared	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_696	0694-004_289
76966	289_696_17470	17470	Compliance		ECOA: Delivery of Appraisal/Valuation to Applicant Not Timely	The exception 'ECOA: Delivery of Appraisal/Valuation to Applicant Not Timely' is cleared.		(2021-11-12) Condition cleared	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_696	0694-004_289
76966	289_696_16059	16059	Compliance		Initial Closing Disclosure timing requirement not met	Based on the date of the initial CD, the borrower was not in receipt of the initial CD 3 business days prior to consummation.		(2021-11-08) CD provided reflecting proper timing.	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_696	0694-004_289
76966	289_696_16061	16061	Compliance		Initial Closing Disclosure timing requirement not met - missing consummation date
This loan failed the initial CD delivery date test due to one of the following findings: The initial CD delivery date is provided and the initial CD disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial CD delivery date is less than six business days before the consummation date, or the closing/settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial CD delivery date is less than three business days before the consummation date, or the closing/settlement date if no consummation date is provided, of the transaction; or the initial CD receipt date is provided and the initial CD receipt date is less than three business days before consummation date, or closing/settlement date if no consummation date is provided, of the transaction.
								(2021-11-08) Initial CD provided meeting appropriate timing requirements.	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_696	0694-004_289
76966	289_696_-96369	-96369	Compliance		Reimbursement Amount Validation Test	This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.		(2021-11-12) Condition rescinded	UW Guides require 61.00 months reserves, loan qualified with 283.34 months reserves.; UW guides maximum DTI of 38.46%, loan qualified with DTI of 33.63%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_696	0694-004_289
78037	289_719_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 35.29%. Due to a miscalculation of debts to income, the actual DTI is 41.30%. Income used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX. The AUS reflects a maximum allowable DTI of 35.29%. Due to the improper calculation of debts, the actual DTI is 41.30%. The Lender did not include the monthly taxes and insurance on the borrower's primary residence in the amount of $XXX.XX.	(2021-11-02) 10/29 XX: Please rescind. Agree that full primary REO PITIA was not included. Please see attached updated AUS with full payment included. XXX DTI now matches XXXX at 41.30%.	(2021-11-02) Lender provided updated DU to show full PITIA for primary with the DTI at 41.30%, condition cleared. (2021-10-24) The AUS reflects a maximum allowable DTI of 35.29%. Due to the improper calculation of debts, the actual DTI is 41.30%. The Lender did not include the monthly taxes and insurance on the borrower's primary residence in the amount of $XXX.XX.	UW Guides require 8.83 months reserves, loan qualified with 230.65 months reserves.; Primary borrower has 12.92 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_719	0694-004_289
78037	289_719_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI. The DU was submitted with a DTI of 35.92%, however due to the improper calculation of debts, the updated DTI is 41.30%.	(2021-11-02) 10/29 XX: Please rescind. Agree that full primary REO PITIA was not included. Please see attached updated AUS with full payment included. XXX DTI now matches XXXX at 41.30%.	(2021-11-02) Lender provided updated DU to show full PITIA for primary with the DTI at 41.30%, condition cleared. (2021-10-24) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI. The DU was submitted with a DTI of 35.92%, however due to the improper calculation of debts, the updated DTI is 41.30%.	UW Guides require 8.83 months reserves, loan qualified with 230.65 months reserves.; Primary borrower has 12.92 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_719	0694-004_289
78611	289_682_17355	17355	Credit		Missing Paystubs (CoBorrower)	CoBorrower is missing Paystubs for the job listed in position 1 on the application Lender of record date XX/XX/XXXX, Co-borrower most recent paystub dated XX/XX/XXXX.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-01) 10/29 XX: Please rescind. Please see attached paystub.	(2021-11-19) This finding is non-material and will be rated a B grade. (2021-11-01) Paystub provided dated XX/XX/XXXX is acceptable. Guidance states that paystubs need to be within 120 days of closing, and the closing date on this loan was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX. (2021-10-19) Lender of record date XX/XX/XXXX, Co-borrower most recent paystub dated XX/XX/XXXX.	UW Guides require 9.10 months reserves, loan qualified with 68.88 months reserves.; Primary borrower has 12.83 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_682	0694-004_289
79827	289_768_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 11.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 193.39 months reserves.; Primary borrower has 10.42 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.34%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_768	0694-004_289
79827	289_768_15852	15852	Credit		Missing Written Verification of Employment - Bonus,OT, Commission 1(Borrower)	Written Verification of employment is missing for Borrower 1 for bonus, overtime, or commission income used to qualify. This income is for the job listed in position 1 on the application.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 11.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 193.39 months reserves.; Primary borrower has 10.42 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.34%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_768	0694-004_289
79827	289_768_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing Missing evidence the retirement account allows for all types of withdrawls. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Finding is non-material and will b rated a B grade.	Borrower has resided in current property for 11.00 years. ; UW Guides require 6.00 months reserves, loan qualified with 193.39 months reserves.; Primary borrower has 10.42 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.34%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_768	0694-004_289
80048	289_769_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 4.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.18 months reserves, loan qualified with 28.64 months reserves.; UW guides maximum DTI of 49.36%, loan qualified with DTI of 28.79%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_769	0694-004_289
80922	289_702_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 11.03 months reserves, loan qualified with 265.58 months reserves.; Primary borrower has 17.40 years in field. ; Borrower has 17.40 years self employed.; UW guides maximum DTI of 32.22%, loan qualified with DTI of 7.85%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_702	0694-004_289
82330	289_627_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence	(2021-11-03) 11/02 XX: Please rescind. Please see attached REO HOI for primary residence.	(2021-11-03) Lender provided Insurance policy for primary residence. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 61.46 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_627	0694-004_289
83566	289_626_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 7.14 months reserves, loan qualified with 58.18 months reserves.; Primary borrower has 6.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_626	0694-004_289
83781	289_773_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1 The file is missing proof of the monthly XXX dues obligation attached to the XXXX X. XXXXXXXXXX XX property.	(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-04) Lender provided the final CD for XXXX X XXXXXXXXXX evidencing new P&I. Lender also provided evidence of taxes, insurance and XXX dues. Condition Cleared. (2021-10-29) The file is missing proof of the monthly XXX dues obligation attached to the XXXX X XXXXXXXXXX XX property.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.96 months reserves, loan qualified with 12.51 months reserves.; Primary borrower has 25.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_773	0694-004_289
83781	289_773_1456	1456	Credit		Missing Evidence of Insurance for REO1	The exception 'Missing Evidence of Insurance for REO1' is cleared.	(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-04) Trailing Doc: Lender provided the final CD for XXXX X XXXXXXXXXX evidencing new P&I. Lender also provided evidence of taxes, insurance and XXX dues. Condition Cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.96 months reserves, loan qualified with 12.51 months reserves.; Primary borrower has 25.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_773	0694-004_289
83781	289_773_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.96 months reserves, loan qualified with 12.51 months reserves.; Primary borrower has 25.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_773	0694-004_289
83781	289_773_19054	19054	Credit		Required Documentation is Missing	The loan file is missing proof of the principal/interest monthly obligation on XXXX X. XXXXXXXXXX XX associated with the new XXX lien for $XXX,XXX listed on the final 1003. Additional conditions may apply.	(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-04) Lender provided the final CD for XXXX X XXXXXXXXXX evidencing new P&I. Lender also provided evidence of taxes, insurance and XXX dues. Condition Cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.96 months reserves, loan qualified with 12.51 months reserves.; Primary borrower has 25.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_773	0694-004_289
84893	289_759_19054	19054	Credit		Required Documentation is Missing	The loan file is missing documentation to evidence the new XXX loan, loan number ending (...XXXX), balance $XXX,XXX, on the primary residence. The loan file is also missing documentation support the omission of XXXXXXXX, loan number ending (...XXXX), balance $XXX,XXX.	(2021-11-05) 11/04 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues. Evidence of previous mortgage paid in full is also on the CD provided.	(2021-11-05) Lender provided missing documentation. Condition is cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 185.00 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_759	0694-004_289
84990	289_625_19054	19054	Credit		Required Documentation is Missing	Missing evidence DU condition 15 all mortgages are paid in full. Missing DU condition 16 VOM for all mortgages. Missing evidence DU condition 15 all mortgages are paid in full. Missing DU condition 16 VOM for all mortgages.	(2021-11-01) 10/28 XX: Please rescind. Please see attached REO multipack CDs, taxes and insurance are in escrow, attached separately with XXX dues. Evidence of mortgages paid in full is evidenced on CDs provided.	(2021-11-01) Lender provided Final CDs for XXX XXXXX XXXXX, XXXX XXXX XXXXXXX XX, and XXXX XXXXX XXXX XX with supporting documents of Taxes, HOI, and XXX. Condition cleared.	Borrower has resided in current property for 3.16 years. ; UW Guides require 9.23 months reserves, loan qualified with 37.25 months reserves.; Primary borrower has 8.75 years in field. ; Borrower has 8.75 years self employed.; UW guides maximum DTI of 29.89%, loan qualified with DTI of 27.21%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_625	0694-004_289
86491	289_790_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence	(2021-11-09) 11/08 XX: Please see attached mortgage statement for XXXX XXXXX XX. Taxes and insurance are showing as being escrowed.	(2021-11-09) Lender provided Mortgage statement with breakdown of Insurance and Taxes being escrowed, at the same time with Note showing the debt does not belong to him. Condition cleared.	Borrower has resided in current property for 3.08 years. ; UW Guides require 5.89 months reserves, loan qualified with 95.31 months reserves.; Borrower has 5.75 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_790	0694-004_289
86491	289_790_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence	(2021-11-09) 11/08 XX: Please see attached mortgage statement for XXXX XXXXX XX. Taxes and insurance are showing as being escrowed.	(2021-11-09) Lender provided Mortgage statement with breakdown of Insurance and Taxes being escrowed, at the same time with Note showing the debt does not belong to him. Condition cleared.	Borrower has resided in current property for 3.08 years. ; UW Guides require 5.89 months reserves, loan qualified with 95.31 months reserves.; Borrower has 5.75 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_790	0694-004_289
86491	289_790_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 3.08 years. ; UW Guides require 5.89 months reserves, loan qualified with 95.31 months reserves.; Borrower has 5.75 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_790	0694-004_289
86491	289_790_19054	19054	Credit		Required Documentation is Missing	The loan file is missing the documentation for the omission of debt for XXXXXXXX ******XXXX, for $XXX,XXX.XX The loan file is missing the documentation for the omission of debt for XXXXXXXX ******XXXX, for $XXX,XXX.XX	(2021-11-09) 11/08 XX: Please see the attached note for the primary residence located at XXXX XXXXX XX. The debt is excluded because it is not the borrower's debt. The borrower is not on the mortgage and therefore not responsible for the debt.	(2021-11-09) Lender provided Mortgage statement with breakdown of Insurance and Taxes being escrowed, at the same time with Note showing the debt does not belong to him. Condition cleared.	Borrower has resided in current property for 3.08 years. ; UW Guides require 5.89 months reserves, loan qualified with 95.31 months reserves.; Borrower has 5.75 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_790	0694-004_289
87219	289_891_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 35.50%. Due to a miscalculation of debts to income, the actual DTI is 39.78%. Income used includes total borrower income $X,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.		(2021-11-10) Lender provided a revised AUS-LP correcting DTI to 41%.. Condition Cleared.	Borrower has resided in current property for 3.00 years. ; UW Guides require 8.48 months reserves, loan qualified with 16.91 months reserves.; UW guides maximum DTI of 41.00%, loan qualified with DTI of 39.78%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_891	0694-004_289
87219	289_891_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Income,. Guidelines reflect a DTI of 35.50%. Due to a miscalculation of debts to income, the actual DTI is 39.78%. Income used includes total borrower income $X,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00.		(2021-11-12) Per XXXXX 5104.2 Age of documents (XX/XX/XXXX)is 120 days old, application date is XX/XX/XXXX with the Note date of XX/XX/XXXX pasws the date of XX/XX/XXXX, paystub in loan file is deem acceptable, condition cleared. (2021-11-10) Lender provided a revised AUS-LP correcting DTI to 41%. (2021-11-05) Guidelines reflect a DTI of 35.50%. Due to a miscalculation of debts to income, the actual DTI is 39.78%. Income used includes total borrower income $X,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00.	Borrower has resided in current property for 3.00 years. ; UW Guides require 8.48 months reserves, loan qualified with 16.91 months reserves.; UW guides maximum DTI of 41.00%, loan qualified with DTI of 39.78%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_891	0694-004_289
87219	289_891_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application Paystub in file is dated XX/XX/XXXX, which is more than 30 days prior to the application date of XX/XX/XXXX.	(2021-11-12) 11/11 XX: Please rescind. Please see LP guideline (https://guide.XXXXXXXXX) which states must be within 120 days of note date. Paystub dated XX/XX/XXXX would expire XX/XX/XXXX which is after both closing and disbursement date.	(2021-11-12) Per XXXXX 5104.2 Age of documents (XX/XX/XXXX)is 120 days old, application date is XX/XX/XXXX with the Note date of XX/XX/XXXX pasws the date of XX/XX/XXXX, paystub in loan file is deem acceptable, condition cleared. (2021-11-05) Paystub in file is dated XX/XX/XXXX, which is more than 30 days prior to the application date of XX/XX/XXXX.	Borrower has resided in current property for 3.00 years. ; UW Guides require 8.48 months reserves, loan qualified with 16.91 months reserves.; UW guides maximum DTI of 41.00%, loan qualified with DTI of 39.78%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_891	0694-004_289
87219	289_891_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payments for the borrower's primary residence and second homes (Acct's #XXXX and #XXXX). Additional conditions may apply. The loan file is missing verification of the new XXX PITI payments for the borrower's primary residence and second homes (Acct's #XXXX and #XXXX). Additional conditions may apply.	(2021-11-10) 11/09 XX: Please see attached documentation for the PITIA of the primary and secondary residences.	(2021-11-10) Lender provided evidence of the P&I, taxes and insurance for Primary Residence located at XX XXXXX XX and 2nd home located at XX XXXXXXXX XX. Condition Cleared. (2021-11-05) The loan file is missing verification of the new XXX PITI payments for the borrower's primary residence and second homes (Acct's #XXXX and #XXXX. Additional conditions may apply.	Borrower has resided in current property for 3.00 years. ; UW Guides require 8.48 months reserves, loan qualified with 16.91 months reserves.; UW guides maximum DTI of 41.00%, loan qualified with DTI of 39.78%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_891	0694-004_289
87563	289_816_17037	17037	Credit		Appraisal is more than 120 days before note date	The appraisal is dated XX/XX/XXXX which is greater than 120 days of note date XX/XX/XXXX. Appraisal in file dated XX/XX/XXXX.	(2021-11-17) 11/17 XX: Please rescind. DU guideline states 4 months, not 120 days specifically. Appraisal dated XX/XX/XXXX is exactly 4 months based on calendar days, based on business days, is only 83 days old and not expired. Please escalate to XXXX and XXXXXX at XXXX.	(2021-11-18) Appraisal exactly 4 months old - condition cleared (2021-11-17) ESCALATED AS REQUESTED.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_816	0694-004_289
87563	289_816_1472	1472	Credit		Borrower's financed properties exceed guideline maximum	A borrower is not eligible for financing if they currently have 2 financed properties. Per the schedule of real estate owned, the borrower(s) currently (has/have) 4 financed properties, which makes them ineligible for financing. DU stated 2 because of other REO should be 3		(2021-11-12) Condition rescinded. (2021-11-11) The file is missing information validating exclusion of PITI for REO2 located at XXXX XX XXXX, as shown on 1040 Sched E. Condition Remains.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_816	0694-004_289
87563	289_816_8718	8718	Credit		Missing Evidence of Insurance for REO2	Missing Evidence of Insurance for property 2 on final application	(2021-11-17) 11/17 XX: Please rescind. REO address cited is the borrower's business address and is not in their name. Please escalate to XXXX and XXXXXX at XXXX.	(2021-11-19) Borrower not claiming business property as income on 1003 - claiming as loss. Condition cleared (2021-11-17) ESCALATED AS REQUESTED. (2021-11-11) Lender provided a Mortgage Statement for REO 1 located at XXXX XX XXXXXXXXXX XXX; however, file is missing evidence of insurance for REO2 located at XXXX XX XXXX XX. Condition Remains.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_816	0694-004_289
87563	289_816_18251	18251	Credit		Missing Evidence of Self Employment - Borrower 1 S Corporation	Borrower 1 is self-employed and is missing verification of self-employment dated within 120 prior to the Note date on the S corporation listed in position 1 on the application. Documentation Requirements: Allow XXX or Business License or other valid verification. Status of possible documentation for verification of self-employment: XXX is Not in File, Business license is Not in File, Other verification is Not in File. The note date is XX/XX/XXXX. ___ ___ Missing Documents 11/11 XX: Please rescind. Please see attached VOB and UW attestation.	(2021-11-12) 11/11 XX: Please rescind. Please see attached VOB and UW attestation.	(2021-11-12) Lender provided UW attestation with borrower's website for self-employed S Corporation business. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_816	0694-004_289
87563	289_816_18530	18530	Credit		Missing Executed Business Returns for S Corporation 2 (Borrower 1)	Borrower 1 is self-employed and is missing the executed business returns for the S Corporation listed in position 1 on the application. The business returns in file is No, the number of years returns are ___, and the override condition exists and met for less than 2 years returns is ___. Missing Documents	(2021-11-17) 11/17 XX: Please rescind. Information for these condition has been provided multiple times with no updated commentary. XXXXXXXXX XXXX XXXX XXX is Sch C income which does not have separate business returns or a K-1. XXXXXX XXXXX XXXX XXX is hitting for a loss, full business returns and K-1 are not required for losses if borrower qualifies. Please escalate to XXXX and XXXXXX at XXXX.	(2021-11-18) Borrower claiming a loss with this business - condition cleared (2021-11-17) ESCALATED AS REQUESTED.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_816	0694-004_289
87563	289_816_7908	7908	Credit		Missing K-1 for S Corporation 2 (Borrower 1)	Borrower 1 is self-employed and is missing the K-1 for the S-Corporation listed in position 1 on the application. Missing Documents	(2021-11-17) 11/17 XX: Please rescind. Information for these condition has been provided multiple times with no updated commentary. XXXXXXXXX XXXX XXXX XXX is Sch C income which does not have separate business returns or a K-1. XXXXXX XXXXX XXXX XXX is hitting for a loss, full business returns and K-1 are not required for losses if borrower qualifies. Please escalate to XXXX and XXXXXX at XXXX.	(2021-11-18) Borrower claiming a loss with this business - condition cleared (2021-11-17) ESCALATED AS REQUESTED.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_816	0694-004_289
87563	289_816_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_816	0694-004_289
87563	289_816_7911	7911	Credit		Missing YTD Profit & Loss for S Corporation 2 (Borrower 1)	Borrower 1 is self-employed and the YTD Profit & Loss is either missing or not executed for the S-Corporation listed in position B1_SC2_ID_On_Application on the application. Profit & Loss in File: No Missing Documents	(2021-11-12) 11/11 XX: Please rescind. Please clarify the business in question, unsure what XXX_On_Application means. If referring to XXXXXX XXXXX XXXX, P&L is not required for losses.	(2021-11-12) Lender provided Provided the Profit & Loss for S Corporation 2 from XX/XX/XXXX to XX/XX/XXXX, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_816	0694-004_289
87563	289_816_19054	19054	Credit		Required Documentation is Missing	The loan file is missing business bank statements for XXX through XXXXXXXXX XXXX to prove business paid mortgage debt on REO1. Loan file is also missing information validating exclusion of PITI for REO2 as shown on 1040 Sched E.	(2021-11-16) 11/15 XX: Please rescind. Borrower is qualifying with income from Sch C business XXXXXXXXX XXXX XXXX XXX, Sch C does not have separate business returns or K-1. If referring to XXXXXX XXXXX XXXX XXX, this is a loss. Full returns and K-1 are not required if the borrower qualifies with the loss.	(2021-11-16) The REO located at XXXX XX XXXX is the Borrower's business address for XXXXXX XXX XXXXXX. Borrower is not personnally obligated on Mortgage. The Lender provided 12 months bank statements evidencing mortgage is paid by the business. Condition Cleared. (2021-11-11) (11/11/2021): Lender provided 12 monthsBusiness Bank statements evidencing the Business pays the Mortgage debt for REO XXXX XXXXXXXXXX. However, the file is missing information validating exclusion of PITI for REO2 located at XXXX XX XXXX, as shown on 1040 Sched E. Condition Remains.	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_816	0694-004_289
87563	289_816_18590	18590	Credit		Residual Income does not meet guideline minimum	The exception 'Residual Income does not meet guideline minimum' is cleared.		(2021-11-18) Condition cleared	UW Guides require 6.00 months reserves, loan qualified with 8.55 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_816	0694-004_289
88116	289_826_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 43.00%. Due to a miscalculation of debts to income, the actual DTI is 47.82%. Income used includes total borrower income $XX,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $0.00. Total debt amount used is $XX,XXX.XX.		(2021-11-12) Condition cleared	Borrower has resided in current property for 13.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.27 months reserves, loan qualified with 106.29 months reserves.; Primary borrower has 22.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_826	0694-004_289
88116	289_826_18757	18757	Credit		Employment History less than 2 years for Borrower	Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Guidelines require a VVOE from prior employer.		(2021-11-12) Evidence of steady income per XXXX 1040 returns, satisfies Selling Guide requirement for 12-24 months verification, condition rescinded. (2021-11-12) Evidence of steady income per XXXX 1040 returns, satisfies Selling Guide requirement for 12-24 months verification. (2021-11-04) Guidelines require a VVOE from prior employer.	Borrower has resided in current property for 13.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.27 months reserves, loan qualified with 106.29 months reserves.; Primary borrower has 22.00 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_826	0694-004_289
88116	289_826_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Income,.		(2021-11-12) Condition rescinded.	Borrower has resided in current property for 13.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.27 months reserves, loan qualified with 106.29 months reserves.; Primary borrower has 22.00 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_826	0694-004_289
88116	289_826_5136	5136	Credit		Missing Evidence of Property Taxes for REO5	Evidence of property taxes for property 5 on the final application not provided. REO5=XXXXXX	(2021-11-10) 11/09 XX: Please see attached property profile report for XXXXX XXXXXX XXX which documents the taxes.	(2021-11-10) Lender provided a Title Pro Property Detail Report which reflects taxes. Condition is cleared. (2021-11-10) (2021-11-04) REO5=XXXXXX (2021-11-04) REO5=XXXXXX	Borrower has resided in current property for 13.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.27 months reserves, loan qualified with 106.29 months reserves.; Primary borrower has 22.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_826	0694-004_289
88116	289_826_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application More recent pay stub required.		(2021-11-19) Condition cleared (2021-11-12) Condition cleared. (2021-11-04) More recent pay stub required.	Borrower has resided in current property for 13.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.27 months reserves, loan qualified with 106.29 months reserves.; Primary borrower has 22.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_826	0694-004_289
88116	289_826_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 13.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.27 months reserves, loan qualified with 106.29 months reserves.; Primary borrower has 22.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_826	0694-004_289
88572	289_633_10278	10278	Credit		Incomplete Credit Report - Borrower	All pages of the most recent/ original credit report was not provided.	(2021-11-01) 10/29 XX: Please see the attached merged credit report including information for both the borrower and co-borrower.	(2021-11-01) Lender provided the Complete Credit Report, all pages for both Borrower and Co-Borrowr. Condition Cleared.	Borrower has resided in current property for 3.25 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.66 months reserves, loan qualified with 359.38 months reserves.; Primary borrower has 7.30 years in field. ; Borrower has 7.25 years self employed.; UW guides maximum DTI of 45.48%, loan qualified with DTI of 38.99%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_633	0694-004_289
88572	289_633_725	725	Credit		Incomplete Credit Report - Coborrower	All pages of the most recent/ original credit report was not provided.	(2021-11-01) 10/29 XX: Please see the attached merged credit report including information for both the borrower and co-borrower.	(2021-11-01) Lender provided the Complete Credit Report, all pages for both Borrower and Co-Borrowr. Condition Cleared.	Borrower has resided in current property for 3.25 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.66 months reserves, loan qualified with 359.38 months reserves.; Primary borrower has 7.30 years in field. ; Borrower has 7.25 years self employed.; UW guides maximum DTI of 45.48%, loan qualified with DTI of 38.99%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_633	0694-004_289
88572	289_633_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 3.25 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.66 months reserves, loan qualified with 359.38 months reserves.; Primary borrower has 7.30 years in field. ; Borrower has 7.25 years self employed.; UW guides maximum DTI of 45.48%, loan qualified with DTI of 38.99%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_633	0694-004_289
88572	289_633_19054	19054	Credit		Required Documentation is Missing	The loan file is missing proof of the new principal/interest monthly obligations associated with the new XXX liens for $XXX,XXX.XX on XXXX XXXXX XXXX XXX, XXX XXXXX, XX, and $XXX,XXX.XX on XXXX-XXXX XXXX XXXXXX, XXX XXXXX, XX, listed on the final loan application.	(2021-11-01) 10/29 XX: Please rescind. Please see the attached documents showing the final CD for each REO property requested.	(2021-11-01) Lender provided the Final CD for REO XXXX XXXXX XXXX XXX evidencing the New XXX P&I payment. Lender also provided the Final CD for REO XXXX-XXXX XXXX XXX. Condition Cleared.	Borrower has resided in current property for 3.25 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.66 months reserves, loan qualified with 359.38 months reserves.; Primary borrower has 7.30 years in field. ; Borrower has 7.25 years self employed.; UW guides maximum DTI of 45.48%, loan qualified with DTI of 38.99%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_633	0694-004_289
88572	289_633_15965	15965	Compliance		Charges That in Total Cannot Increase More Than 10% Failure	This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%. ComplianceEase run successfully with no tolerance errors. This exception is not valid.		(2021-11-01) A revised disclosure was provided reflecting a valid change of circumstance allowing for the increase of the fees previously disclosed to the Borrower. (2021-10-26) ComplianceEase run successfully with no tolerance errors. This exception is not valid.	Borrower has resided in current property for 3.25 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.66 months reserves, loan qualified with 359.38 months reserves.; Primary borrower has 7.30 years in field. ; Borrower has 7.25 years self employed.; UW guides maximum DTI of 45.48%, loan qualified with DTI of 38.99%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_633	0694-004_289
90580	289_838_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2021-11-16) Condition cleared.	UW Guides require 9.07 months reserves, loan qualified with 18.83 months reserves.; Borrower has 6.00 years self employed.; UW guides maximum DTI of 38.45%, loan qualified with DTI of 29.45%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_838	0694-004_289
90580	289_838_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payment for REO2 (Acct#XXXX). The loan file is missing evidence to support omission of the following debts as required per AUS: XXXX #XXXX and XXXXXXXXXXX XXXX XXX #XXXX. Additional conditions may apply. The loan file is missing verification of the new XXX PITI payment for REO2 (Acct#XXXX). The loan file is missing evidence to support omission of the following debts as required per AUS: XXXX #XXXX and XXXXXXXXXXX XXXX XXX #XXXX. Additional conditions may apply.	(2021-11-10) 11/09 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance. Evidence of cited debts paid in full is also present on the CD. There is no payment history to provide as this loan did not exist yet.	(2021-11-10) Lender provided the Final CD for REO2 located at XXXX X XXXX evidencing the new P&I and payoff of XXXX account #XXXX and XXXXXXXXXXX XXXX XXX $X,XXX.XXX Lender also provided evidence of taxes and insurance. Condition Cleared. (2021-11-05) The loan file is missing verification of the new XXX PITI payment for REO2 (Acct#XXXX). The loan file is missing evidence to support omission of the following debts as required per AUS: XXXX #XXXX and XXXXXXXXXXX XXXX XXX #XXXX. Additional conditions may apply.	UW Guides require 9.07 months reserves, loan qualified with 18.83 months reserves.; Borrower has 6.00 years self employed.; UW guides maximum DTI of 38.45%, loan qualified with DTI of 29.45%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_838	0694-004_289
92495	289_741_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application The subject transaction loan origination date was XX/XX/XXXX and the most recent pay stub was dated XX/XX/XXXX which excceds the 30 day maximum limit as listed in DU condition #15.	(2021-11-05) 11/04 XX: Please rescind. Please see attached paystub. XXX has a variance with XXXXXX XXX that paystubs may be dated up to 4 months prior to application and would still be acceptable (https://XXXXXXXXX.). Paystubs would expire XX/XX/XXXX which is after note and disbursement date.	(2021-11-05) The Lender provided a paystub dated XX/XX/XXXX is acceptable. XXXX guidance states that paystubs need to be within 120 days of closing, and the closing date on this loan was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX. Condition Cleared.	UW Guides require 6.00 months reserves, loan qualified with 9.38 months reserves.; Primary borrower has 5.58 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_741	0694-004_289
92495	289_741_17312	17312	Compliance		Qualified Mortgage Points & Fees Failure
This loan's points and fees exceed the qualified mortgage points and fees threshold.

A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount.
This loan's points and fees exceed the qualified mortgage points and fees threshold.

A qualified mortgage is a covered transaction that limits the points and fees charged at consummation to a specific percentage or flat dollar amounts dependent upon the mortgage's total loan amount.

When discount points are involved, the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet, PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate.
							(2021-11-11) Please see the provided High Cost Test. P&Fs = $X,XXX.XX, or XXXX%.	(2021-11-11) Lender provided evidence of Undiscounted/PAR Interest Rate, Rate Sheet and Lock Confirmation. Discount Points excludable were 2%, therefore all Discount Points were Bona fide since fees charged were under 2% of the loan amount. Documentation provided is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 9.38 months reserves.; Primary borrower has 5.58 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_741	0694-004_289
92495	289_741_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) This finding is non-material and will be rated a B grade.	UW Guides require 6.00 months reserves, loan qualified with 9.38 months reserves.; Primary borrower has 5.58 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_741	0694-004_289
94300	289_717_1455	1455	Credit		Missing Evidence of Insurance for Second Home	Missing Evidence of Insurance for Second Home Missing Evidence of Insurance for Second Home located at XX XXXXX XXXXXX. Additional conditions may apply. 11/02 XX: Please rescind. Please see attached evidence that REO is vacant land, there is no HOI on the REO as there is no home to insure.	(2021-11-03) 11/02 XX: Please rescind. Please see attached evidence that REO is vacant land, there is no HOI on the REO as there is no home to insure.	(2021-11-03) Lender provided evidence via XXXX, property is vacant land, no insurance is needed. Document is deem acceptable, condition cleared. (2021-10-29) Missing Evidence of Insurance for Second Home located at XX XXXXX XXXXXX. Additional conditions may apply.	Borrower has resided in current property for 5.00 years. ; UW Guides require 6.56 months reserves, loan qualified with 17.08 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_717	0694-004_289
94300	289_717_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased. ComplianceEase was successfully run with no Lender Credit errors. This exception is not valid.		(2021-10-29) ComplianceEase was successfully run with no Lender Credit errors. This exception is not valid.	Borrower has resided in current property for 5.00 years. ; UW Guides require 6.56 months reserves, loan qualified with 17.08 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_717	0694-004_289
94908	289_695_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing evidence of insurance for Borrower's primary residence located at XXXX XXXXXXXX XXXXX. Additional conditions may apply.		(2021-11-02) Lender provided credit report supplemental to show mortgage includes escrows, document is deem acceptable. Conditon cleared. (2021-11-02) 10/29 XX: Please rescind. Please see credit supplement, comments from verified source state taxes and insurance are escrowed.	UW Guides require 6.00 months reserves, loan qualified with 1113.90 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_695	0694-004_289
94908	289_695_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing evidence of property taxes for Borrower's primary residence located at XXXX XXXXXXXX XXXXX. Additional conditions may apply.	(2021-11-02) 10/29 XX: Please rescind. Please see credit supplement, comments from verified source state taxes and insurance are escrowed.	(2021-11-02) Lender provided credit report supplemental to show mortgage includes escrows, document is deem acceptable. Conditon cleared.	UW Guides require 6.00 months reserves, loan qualified with 1113.90 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_695	0694-004_289
94920	289_607_1811	1811	Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $0.00 less cash to close $XX,XXX.XX and less unverified earnest money $0.00 results in $-XX,XXX.XX shortage of funds to close. Lender to provide documentation to source and season 3 large deposits made into the borrower's bank accounts listed on the 1003 on the following dates: XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX.	(2021-11-02) 10/29 XX: Please rescind. Please see the AUS findings provided to show that the borrower has more than enough avavilable funds to cover the amount of funds needed for closing and for reserves. Please also see the provided XXXXX XXXX statements that were used to cover the required funds. The earnest money was also backed out of the available funds.	(2021-11-02) Lender provided 2 months of bank statements from accounts listed on the application to support reserves and AUS requirements. Condition cleared. (2021-10-25) Lender to provide documentation to source and season 3 large deposits made into the borrower's bank accounts listed on the 1003 on the following dates: XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX.	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_607	0694-004_289
94920	289_607_11547	11547	Credit		Insufficient Reserves	Verified assets of $0.00 minus cash to close of $XX,XXX.XX minus the unverified earnest money deposit of $0.00 equates to -44.82 months of reserves, or $-XX,XXX.XX, which is less than the required 9.21 months reserves, totaling $XX,XXX.XX.	(2021-11-02) 10/29 XX: Please rescind. Please see the AUS findings provided to show that the borrower has more than enough avavilable funds to cover the amount of funds needed for closing and for reserves. Please also see the provided XXXX statements that were used to cover the required funds.	(2021-11-02) Lender provided 2 months of bank statements from accounts listed on the application to support reserves and AUS requirements. Condition cleared.	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_607	0694-004_289
94920	289_607_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Reserves,.		(2021-11-02) Lender provided AUS/DU and 2 months of bank statements from accounts listed on the application to support reserves and AUS requirements. Condition cleared.	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_607	0694-004_289
94920	289_607_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1	(2021-11-02) 10/29 XX: Please rescind. Please see the attached document showing the first page of the appraisal for the property at XXXX X XXX XXXX XXX to document the XXX dues on the property.	(2021-11-02) Lender provided the first page of the appraisal for XXXX XXX XXXX XXX to show XXX monthly fee. Condition cleared.	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_607	0694-004_289
94920	289_607_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application	(2021-11-02) 10/29 XX: Please rescind. The property at XXXX XXXXXXXXXXX XXX has their insurance escrowed into the mortgage payment, I have provided the mortgage statement from XXXXXX XXXX to support this. For the property at XXXX XXX XXXX XXX, the insurance is covered by the Master insurance policy for the XXX. I have included the HOI documentation to show that the master policy covers walls in and a separate HO6 is not required.	(2021-11-02) Lender provided the Master H06 policy to show XXX covers walls in and no additional insurance needed for property located at XXXX XXX XXXX XXX . Condition cleared	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_607	0694-004_289
94920	289_607_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. REO1=XXXX X XXX XXXX or XXXX X XXXXXX.	(2021-11-02) 10/29 XX: Please rescind. Please see the document from title showing the estimated tax amounts for the property at XXXX X XXX XXXX XXX	(2021-11-02) Lender provided Title Insurance to show property tax calculation for XXXX XXXX XXX XXXX XXX. Condition cleared. (2021-10-25) REO1=XXXX X XXX XXXX or XXXX X XXXXXX.	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_607	0694-004_289
94920	289_607_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_607	0694-004_289
94920	289_607_1306	1306	Credit		The property address on the sales contract does not match the property address on the Note	The property address on the sales contract does not match the property address on the Note The subject property address reflected on the LE's, Sales Contract and Flood Cert reflect XXXX X XXXXXX XXX. However, the address reflected on the note, DOT, and URAR is XXXX X XXX XXXX XXX. Documented evidence is required to confirm the properties are one and ther same.	(2021-11-02) 10/29 XX: Please rescind. Please see the provided addendum to the purchase agreement that clarifies the address of the subject property. The property is a new construction, the address was changed during construction from XXXX X XXXXXX XXX to XXXX XXX XXXX XXX.	(2021-11-02) Lender provided purchase contract addendum to show proper address of XXXX X XXX XXXX XXX, condition cleared. (2021-10-25) The subject property address reflected on the LE's, Sales Contract and Flood Cert reflect XXXX X XXXXXX XXX. However, the address reflected on the note, DOT, and URAR is XXXX X XXX XXXX XXX. Documented evidence is required to confirm the properties are one and ther same.	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_607	0694-004_289
94920	289_607_-99349	-99349	Compliance		TILA Finance Charge Test	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX.XX; orIt is greater than the amount required to be disclosed.		(2021-11-19) Condition cleared	UW Guides require 9.21 months reserves, loan qualified with 21.23 months reserves.; Primary borrower has 7.90 years in field. ; Borrower has 7.90 years self employed.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_607	0694-004_289
95466	289_792_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 15.00 years. ; UW Guides require 9.49 months reserves, loan qualified with 51.11 months reserves.; Primary borrower has 10.42 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_792	0694-004_289
95852	289_738_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 18.90%. Due to a miscalculation of debts to income, the actual DTI is 22.95%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.

Guidelines reflect a DTI of 18.90%. Due to a miscalculation of debts to income, the actual DTI is 22.95%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.
Variance is due to the subject REO calculation.  Lender used an amount resulting in monthly income of $XXX.XX vs. Audit used XXXX Schedule E which resulted in monthly losses of $XX.XX.
							(2021-11-03) 11/02 XX: Please rescind. Agree that incorrect rental income was used, see attached updated AUS with matching rental income to XXXX.
(2021-11-03) Lender provided updated DU with DTI at 22.95% matches loan file documents for rental income, condition cleared.
(2021-10-29) Guidelines reflect a DTI of 18.90%. Due to a miscalculation of debts to income, the actual DTI is 22.95%. Income  used includes total borrower income $X,XXX.XX plus subject property positive rental income $XXXX plus other REO positive rental income $XXXX. Total debt amount used is $X,XXX.XX.
Variance is due to the subject REO calculation.  Lender used an amount resulting in monthly income of $XXX.XX vs. Audit used XXXX Schedule E which resulted in monthly losses of $XX.XX.
									UW Guides require 6.67 months reserves, loan qualified with 882.49 months reserves.; Borrower has resided in current property for 26.00 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_738	0694-004_289
95852	289_738_18600	18600	Credit		Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with  Income,.

The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI, Income,.
Variance is due to the subject REO calculation.  Lender used an amount resulting in monthly income of $XXX.XX vs. Audit used XXXX Schedule E which resulted in monthly losses of $XX.XX.

11/02 XX: Please rescind. Agree that incorrect rental income was used, see attached updated AUS with matching rental income to XXXX.
							(2021-11-03) 11/02 XX: Please rescind. Agree that incorrect rental income was used, see attached updated AUS with matching rental income to XXXX.	(2021-11-03) Lender provided updated DU with DTI at 22.95% matches loan file documents for rental income, condition cleared. (2021-10-29) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI, Income,. Variance is due to the subject REO calculation. Lender used an amount resulting in monthly income of $XXX.XX vs. Audit used XXXX Schedule E which resulted in monthly losses of $XX.XX.	UW Guides require 6.67 months reserves, loan qualified with 882.49 months reserves.; Borrower has resided in current property for 26.00 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_738	0694-004_289
97062	289_824_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 69.17 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_824	0694-004_289
97167	289_778_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Evidence of insurance for Primary Residence on the final application not provided.	(2021-11-05) "11/04 XX: Please rescind. Please see attached REO mortgage statement that indicates both taxes and insurance are escrowed. Please escalate to XXXX and XXXXXX at XXXX, so far we have determined only XXX multipack loans need additional taxes and insurance separately, although for non-XXX multipack REOs, the mortgage statement alone is sufficient if escrow is indicated. "	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Lender provided a Mortgage Statement for Primary Residence. Per XXXX: Esculate to Management. Condition Remains. (2021-11-02) Evidence of insurance for Primary Residence on the final application not provided.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 12.46 months reserves, loan qualified with 28.74 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_778	0694-004_289
97167	289_778_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Evidence of property taxes for Primary Residence on the final application not provided.	(2021-11-05) "11/04 XX: Please rescind. Please see attached REO mortgage statement that indicates both taxes and insurance are escrowed. Please escalate to XXXX and XXXXXX at XXXX, so far we have determined only XXX multipack loans need additional taxes and insurance separately, although for non-XXX multipack REOs, the mortgage statement alone is sufficient if escrow is indicated. "	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Lender provided a Mortgage Statement for Primary Residence. Per XXXX: Esculate to Management. Condition Remains. (2021-11-02) Evidence of property taxes for Primary Residence on the final application not provided.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 12.46 months reserves, loan qualified with 28.74 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_778	0694-004_289
99003	289_761_10278	10278	Credit		Incomplete Credit Report - Borrower	All pages of the most recent/ original credit report was not provided. A credit report for the borrower was not provided.	(2021-11-09) (2021-11-01) A credit report for the borrower was not provided.	(2021-11-09) Lender provided completed credit report with FICO scores and OFAC search for both borrowers, condition cleared (2021-11-01) A credit report for the borrower was not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.16 months reserves, loan qualified with 43.44 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_761	0694-004_289
99003	289_761_725	725	Credit		Incomplete Credit Report - Coborrower	All pages of the most recent/ original credit report was not provided. A credit report for the co-borrower was not provided.	(2021-11-09) (2021-11-01) A credit report for the co-borrower was not provided.	(2021-11-09) Lender provided completed credit report with FICO scores and OFAC search for both borrowers, condition cleared (2021-11-01) A credit report for the co-borrower was not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.16 months reserves, loan qualified with 43.44 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_761	0694-004_289
99003	289_761_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Evidence of insurance for XXXX XXXX XXXXXXXXX XXXXXX, XXXXXXXX, XX XXXXX on the final application not provided.	(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. Please escalate to XXXX and XXXXXX at XXXX.
(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared.
(2021-11-09) Escalate to Management
(2021-11-09) 11/08 XX: Please rescind. Please see attached REO mortgage statement which indicates taxes and insurance in escrow. Please note, this REO is not a multipack, this loan closed with XXX in XX/XXXX. Please escalate to XXXX and XXXXXX at XXXX, we have determined only XXX multipack REOs require additional breakdown of taxes and insurance. As this is not a multipack, the mortgage statement alone should be sufficient.

(2021-11-01) Evidence of insurance for XXXX XXXX XXXXXXXXX XXXXXX, XXXXXXXX, XX XXXXX on the final application not provided.
									Refinance reduces total housing payment by $0.00.; UW Guides require 6.16 months reserves, loan qualified with 43.44 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_761	0694-004_289
99003	289_761_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Evidence of property taxes for XXXX XXXX XXXXXXXXX XXXXXX, XXXXXXXX, XX XXXXX on the final application not provided.	(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-09) 11/08 XX: Please rescind. Please see attached REO mortgage statement which indicates taxes and insurance in escrow. Please note, this REO is not a multipack, this loan closed with XXX in XXXXXXXX of XXXX. Please escalate to XXXX and XXXXXX at XXXX, we have determined only XXX multipack REOs require additional breakdown of taxes and insurance. As this is not a multipack, the mortgage statement alone should be sufficient.	(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-09) Escalate to Management (2021-11-01) Evidence of property taxes for XXXX XXXX XXXXXXXXX XXXXXX, XXXXXXXX, XX XXXXX on the final application not provided.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.16 months reserves, loan qualified with 43.44 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_761	0694-004_289
00972	289_785_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Income,. Missing borrower W2. W2 in file is blank.	(2021-11-05) 11/04 XX: Please rescind. Please see attached W-2. Verified when PDF opens that there is information present on the document upon my download.	(2021-11-05) Loan was not compliant due to missing Borrower's XXXX. Lender provided the Borrower's XXXX W-2. Condition Cleared. (2021-11-02) Missing borrower W2. W2 in file is blank.	UW Guides require 10.03 months reserves, loan qualified with 155.35 months reserves.; Primary borrower has 14.00 years in field. ; Refinance reduces total housing payment by $0.00.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_785	0694-004_289
00972	289_785_15232	15232	Credit		Missing W-2 Job 1 (Borrower)	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided for Borrower's job listed in position 1 on the application. Number of W-2s in file is 1 Missing W2. W2 in file is blank.	(2021-11-05) 11/04 XX: Please rescind. Please see attached W-2. Verified when PDF opens that there is information present on the document upon my download.	(2021-11-05) Lender provided the Borrower's XXXX W-2. Condition Cleared. (2021-11-02) Missing W2. W2 in file is blank.	UW Guides require 10.03 months reserves, loan qualified with 155.35 months reserves.; Primary borrower has 14.00 years in field. ; Refinance reduces total housing payment by $0.00.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_785	0694-004_289
01514	289_664_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1 Missing evidence of XXX Dues for REO 1 property located at XXXX X XXXXXXXXXX XXXXX. Final loan application reflects dues in the amount of $XXX. Additional conditions may apply.	(2021-11-02) 10/29 XX: Please rescind. Please clarify REO address in question, not listed in condition or additional comments. REO tab seems to indicate XXXX X XXXXXXXXXX XX. If this is accurately the REO called out, see attached XXX dues.	(2021-11-02) Lender provided XXX monthly statement for REO1 located at XXXX XXXXXXXXXX XX, condition cleared.	UW Guides require 11.07 months reserves, loan qualified with 1165.70 months reserves.; Primary borrower has 7.80 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_664	0694-004_289
02110	289_723_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing Evidence of Insurance for property 1 on final application. (XXXX XXXXXXXXXXX XXXXXX). Additional conditions may apply.	(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues. (2021-11-04) Trailing Doc: Lender provided the Final CD, evidence of taxes, insurance and XXX Dues. Condition Cleared.	(2021-10-29) Missing Evidence of Insurance for property 1 on final application. (XXXX XXXXXXXXXX XXXXXX). Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.22 months reserves, loan qualified with 41.22 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_723	0694-004_289
02110	289_723_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. Evidence of property taxes for property 1 on the final application not provided. (XXXX XXXXXXXXXX XXXXXX). Additional conditions may apply.	(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-04) Trailing Doc: Lender provided the Final CD, evidence of taxes, insurance and XXX Dues. Condition Cleared. (2021-10-29) Evidence of property taxes for property 1 on the final application not provided. (XXXX). Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.22 months reserves, loan qualified with 41.22 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_723	0694-004_289
02110	289_723_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.22 months reserves, loan qualified with 41.22 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_723	0694-004_289
02110	289_723_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased. ComplianceEase successfully run with no Lender Credit errors. This exception is not valid.		(2021-11-04) Re-ran Compliance to clear. (2021-11-01) ComplianceEase successfully run with no Lender Credit errors. This exception is not valid.	Refinance reduces total housing payment by $0.00.; UW Guides require 8.22 months reserves, loan qualified with 41.22 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_723	0694-004_289
02133	289_724_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXX X XXXXXXXX.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-03) 11/01 XX: Please clear based on documentation and response to other condition. Thank you!	(2021-11-19) This finding is non-material and will be rated a B grade. (2021-11-03) Condition NOT cleared = Primary Residence is not XXX X XXXXX - it is XXX XXXXXXXX per Final 1003 p 38. Lender provided a mortgage statement. Esculated to Management. (2021-10-27) Missing Evidence of Insurance for Primary Residence at XXX X XXXXXXXX.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.68 months reserves, loan qualified with 66.26 months reserves.; Primary borrower has 8.00 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_724	0694-004_289
02133	289_724_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing Evidence of Insurance for property 1 on final application at XXX X XXXXX.	(2021-11-03) 11/1 XX: Please rescind. Please see the attached HOI statement for the property at XXX X XXXXX.	(2021-11-03) Lender provided evidence of property insurance for REO1 at XXX X XXXXX. Condition Cleared. (2021-10-27) Missing Evidence of Insurance for property 1 on final application at XXX X XXXXX.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.68 months reserves, loan qualified with 66.26 months reserves.; Primary borrower has 8.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_724	0694-004_289
02133	289_724_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence missing taxes and insurance for XXX X XXXXXXXX	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-03) 11/1 XX: Please rescind. Please see the attached tax document for the property at XXX X XXXXX.	(2021-11-19) This finding is non-material and will be rated a B grade. (2021-11-03) Condition NOT cleared = Primary Residence is not XXX X XXXXX - it is XXX XXXXXXXX per Final 1003 p 38. Lender provided a mortgage statement. Esculated to Management. (2021-11-03) Lender provided evidence of property insurance for primary residence at XXX X XXXXX. Condition Cleared. (2021-10-25) missing taxes and insurance for XXX X XXXXXXXX	Refinance reduces total housing payment by $0.00.; UW Guides require 7.68 months reserves, loan qualified with 66.26 months reserves.; Primary borrower has 8.00 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_724	0694-004_289
02133	289_724_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. missing property taxes and Insurance for XXX X XXXXX		(2021-10-25) missing property taxes and Insurance for XXX X XXXXX	Refinance reduces total housing payment by $0.00.; UW Guides require 7.68 months reserves, loan qualified with 66.26 months reserves.; Primary borrower has 8.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_724	0694-004_289
02133	289_724_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 7.68 months reserves, loan qualified with 66.26 months reserves.; Primary borrower has 8.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_724	0694-004_289
02133	289_724_19054	19054	Credit		Required Documentation is Missing	The loan file is missing documentation to support omission of mortgage debt with XXXXXXX XXXXXXX: Acct: XXXX, Balance $XXX,XXX.XX. Missing evidence of new P&I with XXX mortgage on REO at XXX X XXXXX. Additional conditions may apply. The loan file is missing documentation to support omission of mortgage debt with XXXXXXX XXXXXXX: Acct: XXXX, Balance $XXX,XXX.XXX. Missing evidence of new P&I with XXX mortgage on REO at XXX X XXXX. Additional conditions may apply.	(2021-11-17) 11/16 XX: Please rescind. Please see attached REO mortgage statement forXXX X XXXXX showing escrowed. This is not a multipack loan, this REO was refinanced with XXX XXXXXXX of XXXX. Mortgage statement alone should be sufficient. (2021-11-15) 11/12 XX: Please rescind. Please see attached signed seller CD. (2021-11-15) 11/12 XX: Please rescind. Please see attached signed seller CD.
(2021-11-17) Lender provided a mortgage statement from XXX for the XXXXX property.  Condition is cleared.
(2021-11-15) Lender provided evidence to support omission of mortgage debt with XXXXXXX XXXXXXX  Acct: XXXX, Balance $XXX,XXX.XX. This condition is cleared.

Missing evidence of new P&I with XXX mortgage on REO at XXX X XXXXX.  Additional conditions may apply.   This condition remains active.

(2021-11-03) Lender provided a Mortgage Stmt, taxes and insurance evidence.  File is missing the Final CD to support omission of mortgage debt with XXXXXX as required by AUS-LP #FCL0257.  Condition Remains.
(2021-10-27) The loan file is missing documentation to support omission of mortgage debt with XXXXXXX XXXXXXXX:  Acct: XXXX, Balance $XXX,XXX.XX.  Missing evidence of new P&I with XXX mortgage on REO at XXX X XXXX.  Additional conditions may apply.
									Refinance reduces total housing payment by $0.00.; UW Guides require 7.68 months reserves, loan qualified with 66.26 months reserves.; Primary borrower has 8.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_724	0694-004_289
02848	289_739_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing HOI documentation for primary residence: XXX X XXXXXXXX XXX. The closing disclosure on page 553 cannot be used for validating HOI.	(2021-11-03) 11/02 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues. (2021-11-03) 11/02 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-03) Lender provided Final CD for primary residence with supporting documents of HOI,XXX, and Property Taxes. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 43.64 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_739	0694-004_289
02848	289_739_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Tax documentation for primary residence: XXX X XXXXXXXX XXX. The closing disclosure on page 553 cannot be used for validating taxes.		(2021-11-03) Lender provided Final CD for primary residence with supporting documents of HOI,XXX, and Property Taxes. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 43.64 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_739	0694-004_289
02848	289_739_17468	17468	Compliance		ECOA: Appraisal Not Provided to Applicant	ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant.		(2021-11-12) Condition cleared	UW Guides require 6.00 months reserves, loan qualified with 43.64 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_739	0694-004_289
02848	289_739_17470	17470	Compliance		ECOA: Delivery of Appraisal/Valuation to Applicant Not Timely	The exception 'ECOA: Delivery of Appraisal/Valuation to Applicant Not Timely' is cleared.		(2021-11-12) Condition cleared	UW Guides require 6.00 months reserves, loan qualified with 43.64 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_739	0694-004_289
03824	289_777_19054	19054	Credit		Required Documentation is Missing	Missing evidence of the borrower’s primary residence PITI, loan application in file reflects a recent refinance. Missing evidence REO2 has no monthly property tax or homeowners insurance payment, loan application reflect no payments. Missing evidence of the borrower’s primary residence PITI, loan application in file reflects a recent refinance. Missing evidence REO2 has no monthly property tax or homeowners insurance payment, loan application reflect no payments.	(2021-11-05) 11/04 XX: Please rescind. Please clarify REO address relating to REO2 cited, not listed within original condition. All borrower REOs are not listed in the REO tab of report, unsure if address is accurate to the one being called out. Assuming based on REO tab that REO2 is XXX XXXXXXX XX, please see attached taxes and insurance. REO mortgage XX XXXXX was paid off through subject cash-out refi, so only taxes and insurance are on the REO now. In regards to borrower's primary, please see attached REO multipack CD with taxes and insurance.	(2021-11-05) Lender provided missing documentation. Condition is cleared.	UW Guides require 8.96 months reserves, loan qualified with 47.71 months reserves.; Primary borrower has 16.10 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_777	0694-004_289
06696	289_665_16923	16923	Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX. The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XXXXXX.XX.	(2021-11-15) 11/12 XX: Please rescind. Document and response has been provided multiple times now with no updated commentary. See attached RCE again, the replacement is clearly listed at the top left of the document indicating $XXX,XXX (2021-11-01) 10/29 XX: Please rescind. Please see attached RCE which was included on the last page of the HOI policy provided. This indicates replacement cost of $XXX,XXX which would make dwelling of $XXX,XXX sufficient.	(2021-11-15) Lender provided evidence of replacement cost of #XXX,XXX. Hazard Insurance Coverage amount is for $XXX,XXX. Condition Cleared. (2021-11-01) Lender provided a quote for replacement cost; however there is no value stated. Condition Remains.	UW Guides require 10.26 months reserves, loan qualified with 66.72 months reserves.; Borrower has 8.75 years self employed.; UW guides maximum DTI of 40.52%, loan qualified with DTI of 39.09%. ; Primary borrower has 8.75 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_665	0694-004_289
07712	289_782_18446	18446	Credit		Missing Evidence of Self Employment - CoBorrower Schedule C Business	CoBorrower is self-employed and is missing verification of self-employment dated within 120 prior to the Note date on the schedule C business listed in position 1 on the application. Documentation Requirements: Allow XXXX or Business License or other valid verification. Status of possible documentation for verification of self-employment: XXXX is Not in File, Business license is Not in File, Other verification is dated more than the maximum allowable days prior to the Note date. The note date is XX/XX/XXXX. ___ ___ No VOE in file for Sch C	(2021-11-04) 11/03 XX: Please rescind. Positive income is not being used from Sch C, we are hitting for a loss. Guidelines state that if borrower qualifies with the loss, we do not require additional documentation. Borrower qualifies, therefore no additional information is required. VOB is not required for businesses we are hitting for losses.	(2021-11-04) Positive Income was not used from Schedule C, hitting for a lost. XXXX XXXX Guidelines state that "Fannie Mae does not require lenders to review or document income from secondary sources when that income is not needed to qualify. Business-related debt for which the borrower or co-borrower is personally obligated would likely be on their credit report and therefore already included in the debt-to-income (DTI) ratio." Condition Cleared.	Borrower has resided in current property for 15.00 years. ; UW Guides require 7.89 months reserves, loan qualified with 99.68 months reserves.; Primary borrower has 15.50 years in field. ; Borrower has 15.50 years self employed.; UW guides maximum DTI of 39.62%, loan qualified with DTI of 35.49%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_782	0694-004_289
07712	289_782_19054	19054	Credit		Required Documentation is Missing	The loan file is missing the CD from the XXX refinance of the primary residence.	(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-04) Trailing Doc: Lender provided the Trailing Doc: Lender providedFinal CD, evidence of taxes, insurance and XXX dues for Borrower's primary residence at XXXX X XXXXXX. corrected payment from $X,XXX.XX to $$X,XXX.XX. Lender also provided corrected AUS-DU. Condition Cleared.	Borrower has resided in current property for 15.00 years. ; UW Guides require 7.89 months reserves, loan qualified with 99.68 months reserves.; Primary borrower has 15.50 years in field. ; Borrower has 15.50 years self employed.; UW guides maximum DTI of 39.62%, loan qualified with DTI of 35.49%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_782	0694-004_289
08612	289_875_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 44.00%. Due to a miscalculation of debts to income, the actual DTI is 46.10%. Income used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX.		(2021-11-16) Lender provided XXXX 1040 with Schedule E and revised LP for subject property.	UW Guides require 6.02 months reserves, loan qualified with 17.01 months reserves.; Primary borrower has 23.00 years in field. ; Borrower has resided in current property for 41.00 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_875	0694-004_289
08612	289_875_18600	18600	Credit		Invalid AUS	The exception 'Invalid AUS' is cleared.		(2021-11-16) Lender provided XXXX 1040 with Schedule E and revised LP for subject property.	UW Guides require 6.02 months reserves, loan qualified with 17.01 months reserves.; Primary borrower has 23.00 years in field. ; Borrower has resided in current property for 41.00 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_875	0694-004_289
08612	289_875_1135	1135	Credit		Open Collection Account	There are open Collection items which have yet to be paid. Form : Collections and Judgments There is no proof of satisfaction for the P&L writeoff with XXXXX (Acct# XXXX) in the amount of $XXX as required by the AUS in file.	(2021-11-16) 11/15 XX: Please rescind. Please see attached evidence that loan has been flipped to LP. LP takes the collection into consideration for the whole credit profile, if LP came back with Ineligible or Refer with Caution findings, we would need to address the collection. Due to LP giving Approved findings, the collection does not need to be paid. See attached LP findings with supporting documentation.	(2021-11-16) Lender provided a revised LP - loan was flipped from DU to LP. LP rating is Eligible/Accept with no additional documentation required. Condition Cleared. (2021-11-09) There is no proof of satisfaction for the P&L writeoff with XXXXX (Acct# XXXX) in the amount of $XXX as required by the AUS in file.	UW Guides require 6.02 months reserves, loan qualified with 17.01 months reserves.; Primary borrower has 23.00 years in field. ; Borrower has resided in current property for 41.00 years.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_875	0694-004_289
08612	289_875_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new PITI payment with XXX for the borrower's primary residence (Acct# XXXX). The loan file is missing verification of the new PITI payment with XXX for the borrower's primary residence (Acct# XXXX).	(2021-11-16) 11/15 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-16) The Lender provided the Final CD for refiance of Primary Residence located at XXXX XXXXX, evidencing payoff of Mortgage with XXXXXXXXXX/XX XXXXXX and evidencing new P&I payment. Lender also provided evidence of taxes and insurance. (2021-11-09) The loan file is missing verification of the new PITI payment with XXX for the borrower's primary residence (Acct# XXXX).	UW Guides require 6.02 months reserves, loan qualified with 17.01 months reserves.; Primary borrower has 23.00 years in field. ; Borrower has resided in current property for 41.00 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_875	0694-004_289
09513	289_876_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, Unknown, Field Review not required The CU Risk Score is 3.6. If both reports are obtained and one assessment passes, but the other assessment reflects a risk score over 2.5, a secondary valuation tool is still required.		(2021-11-11) AVM received for loan review, value is deemed acceptable, condition cleared.	Refinance reduces total housing payment by $0.00.; UW guides maximum DTI of 49.60%, loan qualified with DTI of 47.70%. ; Borrower has resided in current property for 4.00 years. ; UW Guides require 7.21 months reserves, loan qualified with 271.76 months reserves.; Primary borrower has 21.08 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_876	0694-004_289
09513	289_876_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new housing payment for the borrower's primary residence, REO 3b reflected on the final loan application. This property was refinanced with XXX #XXXX. Additional conditions may apply. The loan file is missing verification of the new housing payment for the borrower's primary residence, REO 3b reflected on the final loan application. This property was refinanced with XXX #XXXX. Additional conditions may apply.	(2021-11-11) 11/10 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-11) Lender provided the Final CD for refiance of Primary Residence located at XX XXXXXXXXX XX, evidencing the new PITI payment and payoff of Mortgage Loan account with XXXXX XXXXX XXX. The Lender also provided evidence of taxes and insurance. Condition Cleared. (2021-11-09) The loan file is missing verification of the new housing payment for the borrower's primary residence, REO 3b reflected on the final loan application. This property was refinanced with XXX #XXXX. Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW guides maximum DTI of 49.60%, loan qualified with DTI of 47.70%. ; Borrower has resided in current property for 4.00 years. ; UW Guides require 7.21 months reserves, loan qualified with 271.76 months reserves.; Primary borrower has 21.08 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_876	0694-004_289
09513	289_876_-99944	-99944	Compliance		Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.
								(2021-11-12) Client acknowledges the validity and grading of the exception. Exception Acknowledged (2021-11-12) Confirmed occupancy of non-owner; Downgrade of exception as most conservative approach per guidance.	Refinance reduces total housing payment by $0.00.; UW guides maximum DTI of 49.60%, loan qualified with DTI of 47.70%. ; Borrower has resided in current property for 4.00 years. ; UW Guides require 7.21 months reserves, loan qualified with 271.76 months reserves.; Primary borrower has 21.08 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_876	0694-004_289
11833	289_911_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing evidence of insurance for REO #1, Borrower's primary residence. Additional conditions may apply.	(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-05) "11/04 XX: Please rescind. Please see attached REO mortgage statement that indicates both taxes and insurance are escrowed. Please escalate to XXXX and XXXXXX at XXXX, so far we have determined only XXX multipack loans need additional taxes and insurance separately, although for non-XXX multipack REOs, the mortgage statement alone is sufficient if escrow is indicated. "	(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Lender provided a Mortgag statement which was already in file. Per XXXX: esculated to Management. Condition Remains.	Primary borrower has 6.25 years in field. ; Borrower has 6.25 years self employed.; UW guides maximum DTI of 36.00%, loan qualified with DTI of 33.75%. ; UW Guides require 7.14 months reserves, loan qualified with 79.02 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_911	0694-004_289
11833	289_911_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing evidence of property taxes for REO #1, Borrower's primary residence. Additional conditions may apply.	(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-05) "11/04 XX: Please rescind. Please see attached REO mortgage statement that indicates both taxes and insurance are escrowed. Please escalate to XXXX and XXXXXX at XXXX, so far we have determined only XXX multipack loans need additional taxes and insurance separately, although for non-XXX multipack REOs, the mortgage statement alone is sufficient if escrow is indicated. "	(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-05) Lender provided a Mortgag statement which was already in file. Per XXXX: esculated to Management. Condition Remains.	Primary borrower has 6.25 years in field. ; Borrower has 6.25 years self employed.; UW guides maximum DTI of 36.00%, loan qualified with DTI of 33.75%. ; UW Guides require 7.14 months reserves, loan qualified with 79.02 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_911	0694-004_289
11833	289_911_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Primary borrower has 6.25 years in field. ; Borrower has 6.25 years self employed.; UW guides maximum DTI of 36.00%, loan qualified with DTI of 33.75%. ; UW Guides require 7.14 months reserves, loan qualified with 79.02 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_911	0694-004_289
15011	289_737_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.81 months reserves, loan qualified with 73.24 months reserves.; Primary borrower has 16.16 years in field. ; UW guides maximum DTI of 39.81%, loan qualified with DTI of 32.07%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_737	0694-004_289
15295	289_710_16923	16923	Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX. The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XXXX.XX.	(2021-11-03) 11/02 XX: Please rescind. Please see attached RCE that shows replacement cost at $XXX,XXX which would make dwelling coverage of $XXX,XXX (which includes the extended replacement) sufficient.	(2021-11-03) Lender provided Replacement Cost Estimator at XXX,XXX and insurance coverage $XXX,XXX is sufficient coverage for loan amount of $XXX,XXX. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 11.00 months reserves, loan qualified with 29.13 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_710	0694-004_289
15295	289_710_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 11.00 months reserves, loan qualified with 29.13 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_710	0694-004_289
18106	289_863_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-16) Condition cleared.	Borrower has resided in current property for 6.00 years. ; UW Guides require 14.55 months reserves, loan qualified with 373.59 months reserves.; Primary borrower has 23.75 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_863	0694-004_289
18118	289_781_8718	8718	Credit		Missing Evidence of Insurance for REO2	Missing Evidence of Insurance for property 2 on final application Missing Evidence of Insurance for property 2 on final application at XXXXX XXXXX XX.		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-10) Esculated to Management (2021-10-28) Missing Evidence of Insurance for property 2 on final application at XXXXX XXXXX XX.	UW Guides require 16.03 months reserves, loan qualified with 111.70 months reserves.; Primary borrower has 12.83 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_781	0694-004_289
18118	289_781_12428	12428	Credit		Missing Evidence of Property Taxes for REO2	Evidence of property taxes for property 2 on the final application not provided. Evidence of property taxes for property 2 on the final application not provided. (XXXXX XXXXX XX)		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-10) Esculated to Management (2021-10-28) Evidence of property taxes for property 2 on the final application not provided. (XXXXX XXXXX XX)	UW Guides require 16.03 months reserves, loan qualified with 111.70 months reserves.; Primary borrower has 12.83 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_781	0694-004_289
18118	289_781_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-09) Received the AVM, value is deemed acceptable, condition cleared.	UW Guides require 16.03 months reserves, loan qualified with 111.70 months reserves.; Primary borrower has 12.83 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_781	0694-004_289
18118	289_781_19054	19054	Credit		Required Documentation is Missing	The loan file is missing the borrower's Year-to-date documentation of current earnings dated w/in 30 days of application and verification of employment/partnership with XXXXXXXX XX XXXXXXXXXX XXXXXXX XXXXX. Additional conditions may apply. The loan file is missing the borrower's Year-to-date documentation of current earnings dated w/in 30 days of application and verification of employment/partnership with XXXXXXXX XX XXXXXXXXXX XXXXXXX XXXXX. Additional conditions may apply.	(2021-11-10) 11/09 XX: Please rescind. Please see attached paystub.	(2021-11-10) Lender provided a ytd paystub for the Borrower dated XX/XX/XXXX within 30 days of Note date of XX/XX/XXXX. Condition Cleared. (2021-10-28) The loan file is missing the borrower's Year-to-date documentation of current earnings dated w/in 30 days of application and verification of employment/partnership with XXXXXXXX XX XXXXXXXXXX XXXXXXX XXXXX. Additional conditions may apply.	UW Guides require 16.03 months reserves, loan qualified with 111.70 months reserves.; Primary borrower has 12.83 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_781	0694-004_289
18485	289_837_10278	10278	Credit		Incomplete Credit Report - Borrower	All pages of the most recent/ original credit report was not provided. Missing Pages 2-7 of the origination credit report.	(2021-11-05) 11/04 XX: Please rescind. Please see attached credit report.	(2021-11-05) Lender provided complete Credit Report, all pages. Condition Cleared. (2021-11-03) Missing Pages 2-7 of the origination credit report.	Borrower has resided in current property for 3.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 30.88 months reserves.; UW guides maximum DTI of 27.90%, loan qualified with DTI of 25.22%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_837	0694-004_289
18894	289_902_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 31.74%. Due to a miscalculation of debts to income, the actual DTI is 1150.06%. Income used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXXXX.XX.		(2021-11-12) Condition cleared	UW Guides require 7.85 months reserves, loan qualified with 174.11 months reserves.; Primary borrower has 15.25 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_902	0694-004_289
18894	289_902_18600	18600	Credit		Invalid AUS	The exception 'Invalid AUS' is cleared.		(2021-11-12) Condition cleared	UW Guides require 7.85 months reserves, loan qualified with 174.11 months reserves.; Primary borrower has 15.25 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_902	0694-004_289
18894	289_902_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 7.85 months reserves, loan qualified with 174.11 months reserves.; Primary borrower has 15.25 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_902	0694-004_289
18894	289_902_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payment for REO2 on the final loan application (Acct#XXXX). The loan file is missing verification of the new XXX PITI payment for REO2 on the final loan application (Acct#XXXX).	(2021-11-05) 11/04 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance. REO is in closing but has not completed the process, signed CD not yet available from title.	(2021-11-05) Trailing Doc: Lender provided the CD for REO2 at XXXX XXXXXXX verifying the P&I along with evidence of taxes, insurance and XXX Dues. Condition Cleared. (2021-11-03) The loan file is missing verification of the new XXX PITI payment for REO2 on the final loan application (Acct#XXXX).	UW Guides require 7.85 months reserves, loan qualified with 174.11 months reserves.; Primary borrower has 15.25 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_902	0694-004_289
18894	289_902_18590	18590	Credit		Residual Income does not meet guideline minimum	The exception 'Residual Income does not meet guideline minimum' is cleared.		(2021-11-12) Condition cleared	UW Guides require 7.85 months reserves, loan qualified with 174.11 months reserves.; Primary borrower has 15.25 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_902	0694-004_289
20254	289_923_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 44.00%. Due to a miscalculation of debts to income, the actual DTI is 50.11%. Income used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXXX.XX.		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_923	0694-004_289
20254	289_923_16577	16577	Credit		Excessive Seller Concessions	Lender guidelines allow maximum seller concessions of 2.00% or $0.00 for this transaction. According to the Closing Disclosure, the borrower(s) received $XXX.XX or 0.00% seller concessions		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_923	0694-004_289
20254	289_923_18600	18600	Credit		Invalid AUS	The exception 'Invalid AUS' is cleared.		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_923	0694-004_289
20254	289_923_18044	18044	Credit		Missing 3rd Party Verbal Verification of Employment (Borrower)	The exception 'Missing 3rd Party Verbal Verification of Employment (Borrower)' is cleared.		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_1137	1137	Credit		Missing 4506-T	Missing 4506T for borrower(s) on loan. Total number Borrowers is 1 Borrower: Final Only CoBorrower: ___ Borrower 3: ___ Borrower 4: ___		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_17346	17346	Credit		Missing Paystubs (Borrower 1)	The exception 'Missing Paystubs (Borrower 1)' is cleared.		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_17345	17345	Credit		Missing Paystubs (Borrower 1)	The exception 'Missing Paystubs (Borrower 1) ' is cleared.		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_1540	1540	Credit		Missing Rental Income Documentation for REO1	Missing Rental Income Documentation for REO1. The required documentation is: current lease agreement. The missing documentation is: current lease agreement		(2021-11-18) condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_15233	15233	Credit		Missing W-2 Job 2 (Borrower)	The exception 'Missing W-2 Job 2 (Borrower)' is cleared.		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_15234	15234	Credit		Missing W-2 Job 3 (Borrower)	The exception 'Missing W-2 Job 3 (Borrower)' is cleared.		(2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new XXX PITI payment for rental property XX (Acct# XXXX) and verification of rents of $X,XXX.XX per month. Additional conditions may apply.	(2021-11-17) 11/17 XX: Please rescind. Loan was previously cleared entirely on XX/XX/XXXX, please do not add conditions onto a loan so long after it was previously cleared. This causes issues with reporting. Please see attached REO multipack CD with taxes, insurance, and XXX dues. REO XXXX XXXXXXX XXXXXXXX is a purchase transaction, 1040s not required, no lease to provide. See attached 1007 for rental. Please escalate to XXXX and XXXXXX at XXXX.	(2021-11-18) condition cleared (2021-11-17) Lender provided CD with new payment for loan #XXXX. This condition is cleared. Lender provided the 1007 market rent schedule to verify rents. However, the loan file contains several pages of an executed lease to confirm currently rented. Please provide all pages of the current lease for XXXXXXX XXXXXXXX. Condition remains active. (2021-11-11) The loan file is missing verification of the new XXX PITI payment for rental property XX (Acct# XXXX) and verification of rents of $X,XXX per month. Additional conditions may apply.	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_923	0694-004_289
20254	289_923_-96366	-96366	Compliance		Charges That Cannot Increase Test	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).		(2021-11-19) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_923	0694-004_289
20254	289_923_15965	15965	Compliance		Charges That in Total Cannot Increase More Than 10% Failure	This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%.		(2021-11-18) A revised disclosure was provided reflecting a valid change of circumstance allowing for the increase of the fees previously disclosed to the Borrower. (2021-11-18) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_923	0694-004_289
20254	289_923_-96368	-96368	Compliance		Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.		(2021-11-19) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_923	0694-004_289
20254	289_923_-96369	-96369	Compliance		Reimbursement Amount Validation Test	This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.		(2021-11-19) Condition cleared	UW Guides require 14.33 months reserves, loan qualified with 94.25 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_923	0694-004_289
23685	289_827_17355	17355	Credit		Missing Paystubs (CoBorrower)	CoBorrower is missing Paystubs for the job listed in position 1 on the application The most recent pay stub for the co-borrower is dated XX/XX/XXXX and the initial loan application date is XX/XX/XXXX. DU condition #16 requires a pay stub dated no earlier than 30 days prior to the initial loan application date.	(2021-11-09) 11/08 XX: Please rescind. Paystub is dated within 25 days of application counting business days. Paystub does not expire until XX/XX/XXXX. XXX has a variance with DU that allows for paystubs to be dated earlier. XXX uses the check paid date.	(2021-11-09) Paystub provided dated 08/15/2021 is acceptable. XXXX guidance (B3-3.1-02) states that paystubs need to be within 120 days of closing, and the closing date on this loan was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX. (2021-11-05) The most recent pay stub for the co-borrower is dated XX/XX/XXXX and the initial loan application date is XX/XX/XXXX. DU condition #16 requires a pay stub dated no earlier than 30 days prior to the initial loan application date.	Refinance reduces total housing payment by $-2579.73.; UW Guides require 10.48 months reserves, loan qualified with 32.51 months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_827	0694-004_289
23685	289_827_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Refinance reduces total housing payment by $-2579.73.; UW Guides require 10.48 months reserves, loan qualified with 32.51 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_827	0694-004_289
24256	289_862_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-12) AVM received for loan review, value is deemed acceptable, condition cleared.	UW Guides require 8.86 months reserves, loan qualified with 572.08 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_862	0694-004_289
31218	289_897_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Borrower's Primary Residence (REO 1) reflected on the final loan application. Additional conditions may apply.	(2021-11-10) 11/09 XX: Please rescind. Please see attached credit report. Please note that XXXXXXXXXX/XX XXXXXX XXXX is an FHA loan, which is always automatically escrowed for taxes and insurance. Please escalate to XXXX and XXXXXX at XXXX, per past conversations this should be sufficient for FHA REO mortgages. Additional breakdown of taxes and insurance is not required.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-10) ESCALATED TO MANAGEMENT	UW Guides require 6.00 months reserves, loan qualified with 15.44 months reserves.; Primary borrower has 5.25 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_897	0694-004_289
31218	289_897_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Borrower's Primary Residence (REO 1) reflected on the final loan application. Additional conditions may apply.	(2021-11-10) 11/09 XX: Please rescind. Please see attached credit report. Please note that XXXXXXXXXX/XX XXXXXX XXXX is an FHA loan, which is always automatically escrowed for taxes and insurance. Please escalate to XXXX and XXXXXX at XXXX, per past conversations this should be sufficient for FHA REO mortgages. Additional breakdown of taxes and insurance is not required.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-10) ESCALATED TO MANAGEMENT	UW Guides require 6.00 months reserves, loan qualified with 15.44 months reserves.; Primary borrower has 5.25 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_897	0694-004_289
31218	289_897_19054	19054	Credit		Required Documentation is Missing
The loan file is missing evidence of P&I payment for Borrower's primary residence (REO 1) reflected on the final loan application.  Additional conditions may apply.

The loan file is missing LOE from employer why paystub monthly income of $XX,XXX ($XX,XXX x 24 months / 12) does not support monthly income of $XX,XXX (XX,XXX/ 12 months) based on written verification of employment (WVOE). WVOE indicates last raise was XX/XX/XXXX, therefore, paystubs should reflect higher income.  Additional conditions may apply.

The loan file is missing evidence of P&I payment for Borrower's primary residence (REO 1) reflected on the final loan application.  Additional conditions may apply.

The loan file is missing LOE from employer why paystub monthly income of $XX,XXX ($XX,XXX x 24 months / 12) does not support monthly income of $XX,XXX (XX,XXX / 12 months) based on written verification of employment (WVOE). WVOE indicates last raise was XX/XX/XXXX, therefore, paystubs should reflect higher income.  Additional conditions may apply.
							(2021-11-10) 11/09 XX: Please rescind. Please see attached credit report. Please note that XXXXXXXXXX/XX XXXXXX XXXX is an FHA loan, which is always automatically escrowed for taxes and insurance. Please escalate to XXXX and XXXXXX at XXXX, per past conversations this should be sufficient for FHA REO mortgages. Additional breakdown of taxes and insurance is not required.
(2021-11-12) FHA loans are necessarily escowed, rescind. No paystub dated after 09/15/2021 in file, WVOE is accepted.
(2021-11-12) FHA documentation is rescinded. Following condition remains: The loan file is missing LOE from employer why paystub monthly income of $XX,XXX ($XX,XXX x 24 months / 12) does not support monthly income of $XX,XXX (XX,XXX / 12 months) based on written verification of employment (WVOE). WVOE indicates last raise was XX/XX/XXXX, therefore, paystubs should reflect higher income.  Additional conditions may apply.
(2021-11-10) ESCALATED TO MANAGEMENT
(2021-11-10) Will escalate 1st part  as requested.  2nd part of mising docs still active.
(2021-11-10) The loan file is missing evidence of P&I payment for Borrower's primary residence (REO 1) reflected on the final loan application.  Additional conditions may apply.

The loan file is missing LOE from employer why paystub monthly income of $XX,XXX ($XX,XXX x 24 months / 12) does not support monthly income of $XX,XXX (XX,XXX / 12 months) based on written verification of employment (WVOE). WVOE indicates last raise was XX/XX/XXXX, therefore, paystubs should reflect higher income.  Additional conditions may apply.
									UW Guides require 6.00 months reserves, loan qualified with 15.44 months reserves.; Primary borrower has 5.25 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_897	0694-004_289
34835	289_921_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 0.54%. Due to a miscalculation of debts to income, the actual DTI is 37.87%. Income used includes total borrower income $XX,XXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $X,XXX.XX.		(2021-11-11) Lender provided an updated AUS. Condition is cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.01 months reserves, loan qualified with 27.56 months reserves.; Primary borrower has 7.42 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_921	0694-004_289
34835	289_921_10285	10285	Credit		Incomplete AUS Results	AUS Results are incomplete.		(2021-11-11) Lender provided an updated AUS. Condition is cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.01 months reserves, loan qualified with 27.56 months reserves.; Primary borrower has 7.42 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_921	0694-004_289
34835	289_921_10278	10278	Credit		Incomplete Credit Report - Borrower	All pages of the most recent/ original credit report was not provided.		(2021-11-11) Lender provided complete credit report. Condition is cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.01 months reserves, loan qualified with 27.56 months reserves.; Primary borrower has 7.42 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_921	0694-004_289
34835	289_921_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,.		(2021-11-11) Lender provided an updated AUS. Condition is cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.01 months reserves, loan qualified with 27.56 months reserves.; Primary borrower has 7.42 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_921	0694-004_289
34852	289_848_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-19) Condition cleared. (2021-11-16) Condition cleared.	UW Guides require 6.85 months reserves, loan qualified with 28.05 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_848	0694-004_289
37774	289_847_15232	15232	Credit		Missing W-2 Job 1 (Borrower)	The exception 'Missing W-2 Job 1 (Borrower)' is cleared. Missing the borrower’s XXXX W-2 as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Finding is non-material and will b rated a B grade.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.32 months reserves, loan qualified with 11.91 months reserves.; Primary borrower has 20.42 years in field. ; UW guides maximum DTI of 34.11%, loan qualified with DTI of 32.60%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_847	0694-004_289
37774	289_847_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements Missing the borrower’s XXXX W-2 as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Finding is non-material and will b rated a B grade.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.32 months reserves, loan qualified with 11.91 months reserves.; Primary borrower has 20.42 years in field. ; UW guides maximum DTI of 34.11%, loan qualified with DTI of 32.60%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_847	0694-004_289
37774	289_847_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements Invalid finding. Finding rescinded.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.32 months reserves, loan qualified with 11.91 months reserves.; Primary borrower has 20.42 years in field. ; UW guides maximum DTI of 34.11%, loan qualified with DTI of 32.60%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_847	0694-004_289
37774	289_847_18739	18739	Compliance		QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements	QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements Invalid finding. Finding rescinded.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.32 months reserves, loan qualified with 11.91 months reserves.; Primary borrower has 20.42 years in field. ; UW guides maximum DTI of 34.11%, loan qualified with DTI of 32.60%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_847	0694-004_289
37774	289_847_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Finding is non-material and will b rated a B grade.	Borrower has resided in current property for 7.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.32 months reserves, loan qualified with 11.91 months reserves.; Primary borrower has 20.42 years in field. ; UW guides maximum DTI of 34.11%, loan qualified with DTI of 32.60%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_847	0694-004_289
38739	289_859_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence (REO1) reflected on the final loan application. Additional conditions may apply.	(2021-11-10) 11/09 XX: Please rescind. Please see attached REO mortgage statement showing escrow. Please note this is not a XXX multipack loan, the mortgage on XXXX XXXXX XX XX was completed early XXXXX XXXX. Please escalate to XXXX and XXXXXX at XXXX. Currently we have determined only XXX multipack REOs require additional taxes and insurance breakdown. Non multipack loans, the mortgage statement alone should be sufficient.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-10) ESCALATED AS REQUESTED (2021-11-10) (2021-11-07) Missing Evidence of Property Taxes for Primary Residence (REO1) reflected on the final loan application. Additional conditions may apply. (2021-11-07) Missing Evidence of Property Taxes for Primary Residence (REO1) reflected on the final loan application. Additional conditions may apply.	UW Guides require 6.61 months reserves, loan qualified with 76.12 months reserves.; Primary borrower has 6.83 years in field. ; UW guides maximum DTI of 30.00%, loan qualified with DTI of 28.40%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_859	0694-004_289
40377	289_735_19054	19054	Credit		Required Documentation is Missing	The loan file is missing verification of the new PITI payment with XXX for the property located at XXXX XXXXXXXXXX XXX (Acct # XXXX). Additional conditions may apply. The loan file is missing verification of the new PITI payment with XXX for the property located at XXXX XXXXXXXXXX XXX (Acct # XXXX). Additional conditions may apply.	(2021-11-03) 11/02 XX: Please rescind. Please see attached REO multipack documentation.	(2021-11-03) Lender provided Final CD for XXXX XXXXXXXXXX to show P&I payment with supporting documents of XXX, HOI, and Property Taxes. Condition cleared. (2021-10-28) The loan file is missing verification of the new PITI payment with XXX for the property located at XXXX XXXXXXXXXX XXX (Acct # XXXX). Additional conditions may apply.	UW Guides require 14.41 months reserves, loan qualified with 268.08 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_735	0694-004_289
40457	289_845_1467	1467	Credit		Missing Evidence of XXX Dues for Second Home	Missing Evidence of XXX Dues for Second Home Missing evidence of XXX Dues for REO #3, Borrower's second home reflected on the final loan application. Additional conditions may apply.		(2021-11-09) Lender provided XXX monthly statement for 2nd home. Condition cleared.	UW Guides require 12.30 months reserves, loan qualified with 1261.81 months reserves.; UW guides maximum DTI of 46.07%, loan qualified with DTI of 23.50%. ; Borrower has resided in current property for 25.00 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_845	0694-004_289
40457	289_845_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of mortgage payment for REO #3 located on the final loan application with XXX #XXXX. Additional conditions may apply. The loan file is missing evidence of mortgage payment for REO #3 located on the final loan application with XXX #XXXX. Additional conditions may apply.		(2021-11-09) Lender provided Final CD to show P&I Payment with supporting documents of XXX, HOI, and Property tax bill. Condition cleared.	UW Guides require 12.30 months reserves, loan qualified with 1261.81 months reserves.; UW guides maximum DTI of 46.07%, loan qualified with DTI of 23.50%. ; Borrower has resided in current property for 25.00 years.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_845	0694-004_289
44507	289_846_1126	1126	Credit		CLTV exceeds guidelines	Lender guidelines requires a maximum CLTV of 75.00%. However, the current CLTV of the subject is 78.53%. The appraisal or sales price value used was $XXX,XXX.XX having a loan purpose of Refinance-CashOut. Lender guidelines requires a maximum CLTV of 75.00% however the current CLTV of the subject is 78.53%. Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.	(2021-11-10) 11/09 XX: Please rescind. Please see attached appraisal supporting $XXX,XXX.XX used by XXX.
(2021-11-10) Lender provided 2nd appraisal with higher value.  Condition is cleared.
(2021-11-10) (2021-11-08) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with LTV/CLTV. Lender guidelines requires a maximum LTV/CLTV of 75.00% however the current LTV/CLTV of the subject is 78.53%.  Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.
(2021-11-08) Lender guidelines requires a maximum CLTV of 75.00% however the current CLTV of the subject is 78.53%.  Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.
									UW Guides require 8.68 months reserves, loan qualified with 345.82 months reserves.; Primary borrower has 16.58 years in field. ; Borrower has 16.58 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_846	0694-004_289
44507	289_846_18600	18600	Credit		Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with  LTV, CLTV,.

The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with LTV/CLTV. Lender guidelines requires a maximum LTV/CLTV of 75.00% however the current LTV/CLTV of the subject is 78.53%.  Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.
							(2021-11-10) 11/09 XX: Please rescind. Please see attached appraisal supporting $XXX,XXX.XX used by XXX.
(2021-11-10) Lender provided 2nd appraisal with higher value.  Condition is cleared.
(2021-11-10) (2021-11-08) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with LTV/CLTV. Lender guidelines requires a maximum LTV/CLTV of 75.00% however the current LTV/CLTV of the subject is 78.53%.  Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.
(2021-11-08) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with LTV/CLTV. Lender guidelines requires a maximum LTV/CLTV of 75.00% however the current LTV/CLTV of the subject is 78.53%.  Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.
									UW Guides require 8.68 months reserves, loan qualified with 345.82 months reserves.; Primary borrower has 16.58 years in field. ; Borrower has 16.58 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_846	0694-004_289
44507	289_846_1120	1120	Credit		LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 75.00%. However, the current LTV of the subject is 78.53%. The appraisal or sales price value used was $XXX,XXX.XX having a loan purpose of Refinance-CashOut. Lender guidelines requires a maximum LTV of 75.00% however the current LTV of the subject is 78.53%. Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.	(2021-11-10) 11/09 XX: Please rescind. Please see attached appraisal supporting $XXX,XXX.XX used by XXX.
(2021-11-10) Lender provided 2nd appraisal with higher value.  Condition is cleared.
(2021-11-10) (2021-11-08) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with LTV/CLTV. Lender guidelines requires a maximum LTV/CLTV of 75.00% however the current LTV/CLTV of the subject is 78.53%.  Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.
(2021-11-08) Lender guidelines requires a maximum LTV of 75.00% however the current LTV of the subject is 78.53%.  Lower appraisal value of $XXX,XXX.XX was used vs $XXX,XXX.XX used by lender. Second appraisal missing from loan file.
									UW Guides require 8.68 months reserves, loan qualified with 345.82 months reserves.; Primary borrower has 16.58 years in field. ; Borrower has 16.58 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_846	0694-004_289
46485	289_850_1135	1135	Credit		Open Collection Account	There are open Collection items which have yet to be paid. Form : Collections and Judgments		(2021-11-15) Condition rescinded.	Coborrower has 8.08 years in field.; UW Guides require 6.00 months reserves, loan qualified with 18.95 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_850	0694-004_289
49430	289_853_8718	8718	Credit		Missing Evidence of Insurance for REO2	Missing Evidence of Insurance for property 3 on final application Missing evidence of insurance for XXXX X XXXXXXX XX XXXXXX XX XXXXX.	(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-09) 11/08 XX: Please rescind. Please see attached REO mortgage statement showing taxes and insurance are in escrow. Please escalate to XXXX and XXXXXX at XXXX. Currently we have determined that only XXX multipack loans require additional taxes and insurance breakdown. Non-XXX REOs the mortgage statement is sufficient if escrow is indicated.	(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-09) Escalate to management. (2021-11-05) Missing evidence of insurance for XXXX X XXXXXXX XX XXXXXX XX XXXXX.	Primary borrower has 15.58 years in field. ; UW Guides require 9.53 months reserves, loan qualified with 202.50 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_853	0694-004_289
49430	289_853_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence of PITI for XXXX X XXXX XXX XXXXXX XX XXXXX. New XXX loan #XXXX. Additional conditions may apply. The loan file is missing evidence of PITI for XXXX X XXXX XXX XXXXXX XX XXXXX. New XXX loan #XXXX. Missing evidence of payoff and closure HELOC acct #XXXX. Missing evidence of payoff of acct #XXXX. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Please see attached REO multipack CD with taxes, insurance, and XXX dues.	(2021-11-09) Lender provided Final CD for XXXX XXXX XXXX XXXXXX to escrows included in P&I payment with supporting documements of XXX, HOI, and Property tax Bill. Condition cleared. (2021-11-05) The loan file is missing evidence of PITI for XXXX X XXXX XXX XXXXXX XX XXXXX. New XXX loan #XXXX. Missing evidence of payoff and closure HELOC acct #XXXX. Missing evidence of payoff of acct #XXXX. Additional conditions may apply.	Primary borrower has 15.58 years in field. ; UW Guides require 9.53 months reserves, loan qualified with 202.50 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_853	0694-004_289
58233	289_920_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence The file is missing proof of the monthly hazard insurance obligation on XXXX XXXXX XXX XXXXX. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Please see attached REO mortgage statement that indicates both taxes and insurance are escrowed. Please escalate to XXXX and XXXXXX at XXXX, so far we have determined only XXX multipack loans need additional taxes and insurance separately, although for non-XXX multipack REOs, the mortgage statement alone is sufficient if escrow is indicated.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-09) Escalate to Management (2021-11-04) The file is missing proof of the monthly hazard insurance obligation on XXXX XXXXX XXX XXXXX. Additional conditions may apply.	UW Guides require 15.28 months reserves, loan qualified with 97.37 months reserves.; Primary borrower has 5.75 years in field. ; Borrower has 5.75 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_920	0694-004_289
58233	289_920_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence The file is missing proof of the monthly property tax obligation on XXXX XXXXX XXX XXXXX Additional conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Please see attached REO mortgage statement that indicates both taxes and insurance are escrowed. Please escalate to XXXX and XXXXXX at XXXX, so far we have determined only XXX multipack loans need additional taxes and insurance separately, although for non-XXX multipack REOs, the mortgage statement alone is sufficient if escrow is indicated.	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-09) Escalate to Management (2021-11-04) The file is missing proof of the monthly property tax obligation on XXXX XXXX XXX XXXXX. Additional conditions may apply.	UW Guides require 15.28 months reserves, loan qualified with 97.37 months reserves.; Primary borrower has 5.75 years in field. ; Borrower has 5.75 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_920	0694-004_289
58268	289_812_16575	16575	Credit		HELOC Closure Letter Not Provided	The Borrower Authorization to Close Out Home Equity Line of Credit (HELOC) was not provided.	(2021-11-16) 11/15 XX: Please see the payoff letter for the HELOC. The letter has the lien release procedure indicating that the HELOC will be closed once the payoff is received.	(2021-11-16) Lender provided HELOC payoff letter which includes lien release language. Condition is cleared. (2021-11-10) Trailing Doc: Lender provided the payoff statement for the HELOC. Required Documentation: A close out letter in the file from the lender stating that HELOC will be closed upon receipt of payoff funds or an actual signed letter from the borrower.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 6.35 months reserves.; Primary borrower has 10.67 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_812	0694-004_289
58268	289_812_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Other Debt,. Missing evidence of payoff for debts omitted. Accounts #XXXX$XX,XXX.XX, #XXXX $XX, #XXXX $XX, #XXXX $XX, #XXXX $XX,XXX	(2021-11-10) 11/09 XX: Please see attached final CD for XXX XXXXXX XX documenting the payoff of debts.	(2021-11-10) Lender provided the Final CD evidencing payoff of required debts. Condition Cleared. (2021-11-04) Missing evidence of payoff for debts omitted. Accounts #XXXX$XX,XXX.XX, #XXXX $XX, #XXXX $XX, #XXXX $XX, #XXXX $XX,XXX	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 6.35 months reserves.; Primary borrower has 10.67 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_812	0694-004_289
58268	289_812_1538	1538	Credit		Missing Rental Income Documentation for Subject Property	Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, signed federal tax return and Schedule E. The missing documentation is: signed federal tax return and Schedule E.	(2021-11-10) 11/09 XX: Please see attached 1007	(2021-11-10) Lender provided Form 1007 for subject property. XXXX Guidelines B3.1-08 requires Form 1007 and either Schedule E or Lease Agreement. Lease Agreement in file. Condition Cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 6.35 months reserves.; Primary borrower has 10.67 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_812	0694-004_289
58268	289_812_19054	19054	Credit		Required Documentation is Missing	The loan file is missing mortgage statement for XXX XXXXXX XX XXXXXXXX CA XXXXX. The loan file is missing mortgage statement for XXX XXXXXX XX XXXXXXXX CA XXXXX. Missing evidence of payoff for debts omitted. Accounts #XXXX$XX,XXX.XX, #XXXX $XX, #XXXX $XX, #XXXX $XX, #XXXX $XX,XXX	(2021-11-10) 11/09 XX: Please see attached final CD for XXX XXXXXX XX documenting the PITIA and payoff of debts.	(2021-11-10) Lender provided the Final CD for REO located at XXX XXXXXX XX XXXXXXXX CA XXXXX., evidencing the new P&I and payoff of debts, along with evidence of taxes and insurance. Condition Cleared. (2021-11-03) The loan file is missing mortgage statement for XXX XXXXXX XX XXXXXXXX CA XXXXX. Missing evidence of payoff for debts omitted. Accounts #XXXX$XX,XXX.XX, #XXXX $XX, #XXXX $XX, #XXXX $XX, #XXXX $XX,XXX	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 6.35 months reserves.; Primary borrower has 10.67 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_812	0694-004_289
060184	289_783_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 7.41 months reserves, loan qualified with 31.02 months reserves.; Primary borrower has 11.34 years in field. ; UW guides maximum DTI of 22.64%, loan qualified with DTI of 20.32%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_783	0694-004_289
60844	289_844_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 209.16 months reserves.; Primary borrower has 9.67 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_844	0694-004_289
63485	289_849_18760	18760	Credit		Employment History has Gaps in employment - Coborrower	Per applicable guidelines, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Coborrower has gaps in employment history with no letter of explanation in file. Missing LOE in file for co-borrower employment gap from XX/XX/XXXX to 1XX/XX/XXXX.		(2021-11-12) Condition rescinded. (2021-11-08) Missing LOE in file for co-borrower employment gap from XX/XX/XXXX to XX/XX/XXXX.	UW Guides require 8.53 months reserves, loan qualified with 670.68 months reserves.; UW guides maximum DTI of 49.44%, loan qualified with DTI of 43.44%. ; Primary borrower has 7.80 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_849	0694-004_289
63485	289_849_1468	1468	Credit		Missing Evidence of XXX Dues for REO1	Missing Evidence of XXX Dues for REO1 Missing XXX dues for REO 3b as reflected on the final loan application. Additional conditions may apply.	(2021-11-11) 11/10 XX: Please see attached XXX documentation for both properties located at XXXX XXXXX XXXXXXX XXXXX XXXXX	(2021-11-11) Lender provided evidence of XXX dues for REO 1 located at XXXX XX XXXXXXX XXX. Condition Cleared. (2021-11-08) Missing XXX dues for REO 3b as reflected on the final loan application. Additional conditions may apply.	UW Guides require 8.53 months reserves, loan qualified with 670.68 months reserves.; UW guides maximum DTI of 49.44%, loan qualified with DTI of 43.44%. ; Primary borrower has 7.80 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_849	0694-004_289
63485	289_849_5128	5128	Credit		Missing Evidence that REO2 Property is Owned Free and Clear	Missing Evidence that REO2 Property is Owned Free and Clear Missing proof of Free and clear of lines for REO 3c as reflected on the final loan application. Additional conditions may apply.	(2021-11-16) 11/15 XX: Please rescind. Please see attached showing REO is F&C.	(2021-11-16) Lender provided evidence that REO2, located at X XXXXXXX XXXX, is owned free and clear. Condition Cleared. (2021-11-09) Missing proof of Free and clear of lines for REO 3c as reflected on the final loan application. Additional conditions may apply.	UW Guides require 8.53 months reserves, loan qualified with 670.68 months reserves.; UW guides maximum DTI of 49.44%, loan qualified with DTI of 43.44%. ; Primary borrower has 7.80 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_849	0694-004_289
73487	289_843_19054	19054	Credit		Required Documentation is Missing	The loan file is missing proof of the monthly PITI obligation associated with the new XXX lien for $XXX,XXX on the proeprty at XXXXX XXXXX XXXXXXX XXXXX XXXXX as shown on the final loan application. Additional conditions may apply.	(2021-11-16) 11/15 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance.	(2021-11-16) Lender provided the final CD for primary residence located at XXXX XXXXX XXXXXXX XXXXX XXXXX, evidencing the new PITI mortgage payment. Lender also provided evidence of taxes and insurance. Condition Cleared.	Borrower has resided in current property for 22.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 10.90 months reserves, loan qualified with 53.25 months reserves.; Primary borrower has 12.00 years in field. ; UW guides maximum DTI of 44.79%, loan qualified with DTI of 18.96%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_843	0694-004_289
80843	289_570_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Income,. The audit income matches the income used by LP to qualify the borrower.		(2021-10-20) The audit income matches the income used by LP to qualify the borrower.	UW Guides require 18.06 months reserves, loan qualified with 55.32 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_570	0694-004_289
80843	289_570_15965	15965	Compliance		Charges That in Total Cannot Increase More Than 10% Failure	This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%. ComplianceEase successfully run with no fee-related issues. Exception is not valid.		(2021-11-08) A revised disclosure was provided reflecting a valid change of circumstance allowing for the increase of the fees previously disclosed to the Borrower. (2021-10-20) ComplianceEase successfully run with no fee-related issues. Exception is not valid.	UW Guides require 18.06 months reserves, loan qualified with 55.32 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_570	0694-004_289
80843	289_570_16059	16059	Compliance		Initial Closing Disclosure timing requirement not met	Based on the date of the initial CD, the borrower was not in receipt of the initial CD 3 business days prior to consummation. The borrower received the initial CD on XX/XX/XXXX and the subject transaction consummation date was XX/XX/XXXX meeting the 3 day minimum period.		(2021-11-08) CD provided reflecting proper timing. (2021-10-20) The borrower received the initial CD on XX/XX/XXXX and the subject transaction consummation date was XX/XX/XXXX meeting the 3 day minimum period.	UW Guides require 18.06 months reserves, loan qualified with 55.32 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_570	0694-004_289
80843	289_570_16061	16061	Compliance		Initial Closing Disclosure timing requirement not met - missing consummation date
This loan failed the initial CD delivery date test due to one of the following findings: The initial CD delivery date is provided and the initial CD disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial CD delivery date is less than six business days before the consummation date, or the closing/settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial CD delivery date is less than three business days before the consummation date, or the closing/settlement date if no consummation date is provided, of the transaction; or the initial CD receipt date is provided and the initial CD receipt date is less than three business days before consummation date, or closing/settlement date if no consummation date is provided, of the transaction.
								(2021-11-08) Initial CD provided meeting appropriate timing requirements.	UW Guides require 18.06 months reserves, loan qualified with 55.32 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_570	0694-004_289
05656	289_650_1538	1538	Credit		Missing Rental Income Documentation for Subject Property	Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, current lease agreement, signed federal tax return and Schedule E. The missing documentation is: current lease agreement. Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, current lease agreement, signed federal tax return and Schedule E. The missing documentation is: current lease agreement and XXXX 1040s Schedule E.	(2021-11-01) 10/29 XX: Please rescind. Please see attached Sch E + signature page of returns requested. Guidelines do not state lease is a requirement, can only be used on refinances with qualifying exception. Guidelines state if 1040s are used for calculation lease is not required. See XXXX filing extension.	(2021-11-01) Lender provided XXXX Tax returns signature page with SCH E and XXXX Tax return extension for subject property. Condition cleared. (2021-10-19) Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, current lease agreement, signed federal tax return and Schedule E. The missing documentation is: current lease agreement and XXXX 1040s Schedule E.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_650	0694-004_289
05656	289_650_19054	19054	Credit		Required Documentation is Missing	Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXX. Missing evidence to support omission of the following debt as required per AUS: XXXXXXXX XXXX XXXt #XXXX.. Additional conditions may apply. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXX. Missing evidence to support omission of the following debt as required per AUS: XXXXXXXX XXXX XXXt #XXXX.. Additional conditions may apply.	(2021-11-01) 10/29 XX: Please rescind. Mortgage history for cited XXX xXXXX is not available as this loan did not exist, this is a XXX multipack, there is not mortgage statement. See attached REO multipack CD with taxes and insurance. CD also serves as evidence of paid in full of previous mortgage. REO had a PACE lien, taxes are lower due to payoff of the PACE lien, PACE charges are no longer included in taxes.	(2021-11-01) Lender provided final CD for primary residence to show payoff of mortgage with XXXX and XXXX with supporting documents of taxes and Insurance. Condition cleared. (2021-10-19) Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXX. Missing evidence to support omission of the following debt as required per AUS: XXXXXXXX XXXX XXXt #XXXX. Additional conditions may apply.		Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_650	0694-004_289
106043	289_600_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 49.58%. Due to a miscalculation of debts to income, the actual DTI is 51.64%. Income used includes total borrower income XXXXXXX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX. The AUS (DU) reflects a maximum allowable DTI of 49.58%. Due to the improper calculation of monthly rental payment on primary residence, the actual DTI is 51.64%. Lender used $XXXX.XX for rent payment as reflected on the 1008, however, lease in file which expires XX/XX/XXXX reflects $XXXX.XX per month.	(2021-11-01) 10/29 XX: Please rescind. Please see the attached AUS report showing the income and the liabilities for eliigble findings at 49.58% DTI. Please also see the attached DTI breakdown calculation that matches the AUS findings.	(2021-11-01) Lender provided AUS with breakdown of DTI for income and expenses, further review of loan file, borrower's primary residence rental payment was higher than the 1008 and 1003 shows, made adjustment, DTI now matches Lender's approval at 49.58%. Condition cleared.	UW Guides require 7.08 months reserves, loan qualified with 10.01 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_600	0694-004_289
106043	289_600_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The Agency Guidelines requires loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI. The AUS (DU) reflects a maximum allowable DTI of 49.58%. Due to the improper calculation of monthly rental payment on primary residence, the actual DTI is 51.64%.	(2021-11-01) 10/29 XX: Please rescind. Please see the attached AUS report showing the income and the liabilities for eliigble findings at 49.58% DTI. Please also see the attached DTI breakdown calculation that matches the AUS findings.	(2021-11-01) Lender provided AUS with breakdown of DTI for income and expenses, further review of loan file, borrower's primary residence rental payment was higher than the 1008 and 1003 shows, made adjustment, DTI now matches Lender's approval at 49.58%. Condition cleared.	UW Guides require 7.08 months reserves, loan qualified with 10.01 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_600	0694-004_289
23966	289_655_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 6.08 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 12.88 months reserves, loan qualified with 19.62 months reserves.; Primary borrower has 10.00 years in field. ; Borrower has 10.00 years self employed.; UW guides maximum DTI of 36.78%, loan qualified with DTI of 10.74%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_655	0694-004_289
25831	289_576_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 27.75%. Due to a miscalculation of debts to income, the actual DTI is 44.24%. Income used includes total borrower income $XXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $XXXX.XX. Total debt amount used is $XXXX.XX. The AUS reflects a maximum allowable DTI of 30.75%. Due to the improper calculation of rental income, the actual DTI is 44.24%.
(2021-11-15) 11/12 XX: Please rescind. Please enter XXXX commentary in the column O of report, additional commentary was listed in column N which is for lender responses. Please see attached rental income worksheets and updated AUS. OT income was added per WVOE.
(2021-11-01) 10/28 XX: Please rescindd.  Please see the DTI breakdown showing the liabilities versus the income on the file.  Please also see the most recent AUS run to support.

(2021-11-01) Lender provided updated LP with DTI at 28% and a DTI breakdown showing income $XXXX.XX(borrower income $XXXX.XX, rental income $XXXX.XX, actual $XXXX.XX (Borrower income at XXXX.XX, rental income at $XXXX.XX) which the difference is $XXXX.XX, difference is the purchasing property is showing a Negative $XXXX.XX rental income, not positive.   Lender’s expenses show Total of $XXXX.XX(Primary PITIA $1XXXX.XX with debts $XXXX.XX) Total expense $XXXX.XX(primary PITIA $XXXX.XX with debts based on credit report $XXXX.XX, and then the Neg rental income of $5XXXX.XX) The difference in the calculations is due rental income Lender at $1XXXX.XX, Actual XXXX.XX, which shows Lender positive rental income $XXXX.XX, however is Negative rental $XXXX.XX.  Therefore, there is a difference in the DTI, which is at 42.46%. Condition remains.
(2021-11-01) 10/28 XX: Please rescindd.  Please see the DTI breakdown showing the liabilities versus the income on the file.  Please also see the most recent AUS run to support.
								(2021-11-15) Lender provided an updated AUS. Condition is cleared. (2021-11-09) Lender provided rental income breakdown worksheet. It appears that the discrepancy lies with the calculation sheet for XXXX which reflects some incorrect calculations. The net rental income should be deducted by the total expenses. Condition remains.	UW Guides require 6.00 months reserves, loan qualified with 49.74 months reserves.; Primary borrower has 20.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_576	0694-004_289
25831	289_576_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Other if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI, Occupancy,.	(2021-11-15) 11/12 XX: Please rescind. Please enter XXXX commentary in the column O of report, additional commentary was listed in column N which is for lender responses. Please see attached rental income worksheets and updated AUS. OT income was added per WVOE. (2021-11-01) 10/28 XX: Please rescindd. Please see the DTI breakdown showing the liabilities versus the income on the file. Please also see the most recent AUS run to support. (2021-11-01) 10/28 XX: Please rescind. Please see the most recent AUS run to support the occupancy on the file.
(2021-11-15) Lender provided an updated AUS.  Condition is cleared.
(2021-11-01) Lender provided updated LP with DTI at 28% and a DTI breakdown showing income $XXXX.XX(borrower income $XXXX.XX, rental income $XXXX.XX, actual $XXXX.XX (Borrower income at XXXX.XX, rental income at $XXXX.XX) which the difference is $XXXX.XX, difference is the purchasing property is showing a Negative $XXXX.XX rental income, not positive.   Lender’s expenses show Total of $XXXX.XX(Primary PITIA $XXXX.XX with debts $XXXX.XX) Total expense $XXXX.XX(primary PITIA $XXXX.XX with debts based on credit report $XXXX.XX, and then the Neg rental income of $XXXX.XX) The difference in the calculations is due rental income Lender at $XXXX.XX, Actual XXXX.XX, which shows Lender positive rental income $XXXX.XX, however is Negative rental $XXXX.XX.  Therefore, there is a difference in the DTI, which is at 42.46%. Condition remains.
									UW Guides require 6.00 months reserves, loan qualified with 49.74 months reserves.; Primary borrower has 20.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_576	0694-004_289
25831	289_576_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, Unknown, AVM not required, Field Review not required		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 49.74 months reserves.; Primary borrower has 20.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_576	0694-004_289
26886	289_807_1052	1052	Credit		Borrower credit report dated greater than 120 days from Note date	Borrower's credit report is dated XX/XX/XXXX which is greater than 120 days before the note date.	(2021-11-09) 11/08 XX: Please see attached updated credit report	(2021-11-09) Lender provided an updated credit report. Condition is cleared.	UW Guides require 9.31 months reserves, loan qualified with 18.40 months reserves.; Primary borrower has 17.17 years in field. ; Borrower has 17.17 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_807	0694-004_289
26886	289_807_1053	1053	Credit		CoBorrower credit report dated greater than 120 days from Note date.	Co-borrower's credit report is dated XX/XX/XXXX which is greater than 120 days before the note date.	(2021-11-09) 11/08 XX: Please see attached updated credit report	(2021-11-09) Lender provided an updated credit report. Condition is cleared.	UW Guides require 9.31 months reserves, loan qualified with 18.40 months reserves.; Primary borrower has 17.17 years in field. ; Borrower has 17.17 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_807	0694-004_289
26886	289_807_1175	1175	Credit		Credit score does not meet guidelines	Credit score of 751 is less than 755, the minimum credit score required per lender guidelines	(2021-11-09) 11/08 XX: Please see the attached credit report showing the median credit score as 755.	(2021-11-09) Lender provided an updated credit report. Condition is cleared.	UW Guides require 9.31 months reserves, loan qualified with 18.40 months reserves.; Primary borrower has 17.17 years in field. ; Borrower has 17.17 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_807	0694-004_289
26886	289_807_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 44.82%. Due to a miscalculation of debts to income, the actual DTI is 48.40%. Income used includes total borrower income $XXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $XXXX.XX. Total debt amount used is $XXXX.XX. LP reflects a maximum allowable DTI of 45%. Due to the improper calculation of income, the actual DTI is 47.29%. Lender income for borrower $XXXX.XX. Audit income $XXXX.XX. Difference due to depreciation on self employed income. Additional conditions may apply.		(2021-11-18) Condition is cleared (2021-11-03) LP reflects a maximum allowable DTI of 45%. Due to the improper calculation of income, the actual DTI is 47.29%. Lender income for borrower $XXXX.XX. Audit income $XXXX.XX. Difference due to depreciation on self employed income. Additional conditions may apply.	UW Guides require 9.31 months reserves, loan qualified with 18.40 months reserves.; Primary borrower has 17.17 years in field. ; Borrower has 17.17 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_807	0694-004_289
26886	289_807_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI, FICO,.		(2021-11-18) Condition is cleared (2021-11-09) Lender provided an updated credit report. Condition is cleared.	UW Guides require 9.31 months reserves, loan qualified with 18.40 months reserves.; Primary borrower has 17.17 years in field. ; Borrower has 17.17 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_807	0694-004_289
26886	289_807_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 9.31 months reserves, loan qualified with 18.40 months reserves.; Primary borrower has 17.17 years in field. ; Borrower has 17.17 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_807	0694-004_289
26886	289_807_19054	19054	Credit		Required Documentation is Missing	The loan file is missing documentation to verify the new XXX loan, loan number ending (…XXXX), loan amount $XXX,XXX, on REO 3 disclosed on the final application.	(2021-11-09) 11/08 XX: Please see attached PITIA documentation for XXXXX XXXXX XX	(2021-11-09) Lender provided missing documentation. Condition is cleared. (2021-11-09) The loan file is missing documentation to verify the new XXX loan, loan number ending (…XXXX), loan amount $XXX,XXX, on REO 3 disclosed on the final application.	UW Guides require 9.31 months reserves, loan qualified with 18.40 months reserves.; Primary borrower has 17.17 years in field. ; Borrower has 17.17 years self employed.; Refinance reduces total housing payment by $0.00.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_807	0694-004_289
29317	289_637_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application AUS (DU) is requiring paystub (dated XX/XX/XXXX) to be within 30 days of the initial loan application date (XX/XX/XXXX). Need more recent paystub.	(2021-11-01) 10/28 XX: Please rescind. Please see attached paystub.	(2021-11-01) Lender provided updated paystub within the proper timeline with Note date. Condition cleared. (2021-10-20) AUS (DU) is requiring paystub (dated XX/XX/XXXX) to be within 30 days of the initial loan application date (XX/XX/XXXX). Need more recent paystub.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.73 months reserves, loan qualified with 22.62 months reserves.; Primary borrower has 7.16 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_637	0694-004_289
29963	289_874_19054	19054	Credit		Required Documentation is Missing
The loan file is missing evidence of payment for Borrower's primary residence, REO 3b reflected on the final loan application with XXX #XXXX.  Additional conditions may apply.

The loan file is missing evidence of payoff of mortgage with XXX #XXXX to meet LP requirement, Item #FCL0257.  Additional conditons may apply.

The loan file is missing evidence of payment for Borrower's primary residence, REO 3b reflected on the final loan application with XXX #XXXX.  Additional conditions may apply.

The loan file is missing evidence of payoff of mortgage with XXX #XXXX to meet LP requirement, Item #FCL0257.  Additional conditons may apply.
								(2021-11-16) Condition cleared	Borrower has resided in current property for 13.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 53.25 months reserves.; Primary borrower has 18.33 years in field. ; Borrower has 18.33 years self employed.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_874	0694-004_289
30946	289_746_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence	(2021-11-10) 11/09 XX: Please rescind. Please see attached REO XXX dues for XXX XXXXXXXXX XXXXX	(2021-11-10) Lender provided evidence of XXX dues of $XXX.XX/month for Borrower's Primary Residence located at XXX XXXXXXXXX XXXXX. Condition Cleared.	Borrower has resided in current property for 12.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 5.76 months reserves, loan qualified with 11.09 months reserves.; Primary borrower has 20.50 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_746	0694-004_289
30946	289_746_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, Field Review not required		(2021-11-16) Condition cleared.	Borrower has resided in current property for 12.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 5.76 months reserves, loan qualified with 11.09 months reserves.; Primary borrower has 20.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_746	0694-004_289
32908	289_883_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-11) Lender provided a high-quality AVM. Condition is cleared.	UW Guides require 6.00 months reserves, loan qualified with 10.81 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_883	0694-004_289
34538	289_712_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 42.00%. Due to a miscalculation of debts to income, the actual DTI is 60.51%. Income  used includes total borrower income $XXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX.

Unable to determine how Lender calculated total debt for entry into LP.  LP (FCL0325) did exclude the primary residence PITI of $XXXX/month based on the debt being classified as an installment loan with less than 10 remaining payments.
11/03 XX: Please rescind. Agree that primary expenses were not included. Please see attached updated AUS. Taxes and insurance for borrower's primary were taken from mortgage statement escrow breakdown showing $XXX.XX in taxes and $XX.XX for HOI per month. Mortgage itself is able to be excluded for less than 10 months remaining as long as we still hit for taxes/insurance. In order to get DTI back under 50% self employment income was included, see attached P&L, business assets, VOB, income worksheet, and P&L analysis worksheet for support.

Lender provided DTI breakdown DTI 35.55% with updated LP DTI 36% to add borrower’s income into the DTI calculations, income now matches DTI breakdown. Per DTI breakdown for the expenses- debt from credit report, X-X XXXXXXX XXX, and Subject property rent loss match; Items that do not match-1) primary residence located XX XXXXXXXX is supposed to have only property taxes and HOI, based on the mortgage statement received from the Lender, it shows Outstanding principal balance of $XX,XXX.XX, need proof this is paid off. 2) Need clarification for rental income for XX XXXXXXX XX, which shows -$XXX.XX5 per DTI breakdown, with some of the corrections per DTI breakdown-DTI at 58.01%, condition remains.

(2021-11-16) 11/15 XX: Please rescind. Information was provided in previous remedy. Documentation of payoff is not required as it is excluded for 10 months or less payments remaining, not paid in full and REO is not being sold. Please review response and all documentation in full before rejection. This is not a loss, it is shown as positive income (negative on the liability side would mean it is being subtracted from liabilities). XX XXXXXXXX is only considering taxes and insurance. See attached rental income worksheet.
(2021-11-04) 11/03 XX: Please rescind. Agree that primary expenses were not included. Please see attached updated AUS. Taxes and insurance for borrower's primary were taken from mortgage statement escrow breakdown showing $XXX.XX in taxes and $XX.XX for HOI per month. Mortgage itself is able to be excluded for less than 10 months remaining as long as we still hit for taxes/insurance. In order to get DTI back under 50% self employment income was included, see attached P&L, business assets, VOB, income worksheet, and P&L analysis worksheet for support.

(2021-11-04) 11/03 XX: Please rescind. Agree that primary expenses were not included. Please see attached updated AUS. Taxes and insurance for borrower's primary were taken from mortgage statement escrow breakdown showing $XXX.XX in taxes and $XX.XX for HOI per month. Mortgage itself is able to be excluded for less than 10 months remaining as long as we still hit for taxes/insurance. In order to get DTI back under 50% self employment income was included, see attached P&L, business assets, VOB, income worksheet, and P&L analysis worksheet for support.

(2021-11-18) condition cleared
(2021-11-16) Lender provided DTI Breakdown and Rental Income Worksheet.  Discrepancy in DTI due to lender omission of XXXX mortgage payment.  However, documentation is required to support mortgage is paid off.  Condition remains.
(2021-11-04) Lender provided DTI breakdown DTI 35.55% with updated LP DTI 36% to add borrower’s income into the DTI calculations, income now matches DTI breakdown. Per DTI breakdown for the expenses- debt from credit report, X-X XXXXXX XXXX, and Subject property rent loss match; Items that do not match-1) primary residence located XX XXXXXXXX is supposed to have only property taxes and HOI, based on the mortgage statement received from the Lender, it shows Outstanding principal balance of $XX,XXX.XX, need proof this is paid off. 2) Need clarification for rental income for XX XXXXXXX XX, which shows -$XXX.XX per DTI breakdown, with some of the corrections per DTI breakdown-DTI at 58.01%, condition remains.
(2021-10-28) Unable to determine how Lender calculated total debt for entry into LP.  LP (XXXX) did exclude the primary residence PITI of $XXX/month based on the debt being classified as an installment loan with less than 10 remaining payments.
									UW Guides require 10.11 months reserves, loan qualified with 20.52 months reserves.; Primary borrower has 16.00 years in field. ; Borrower has resided in current property for 13.00 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_712	0694-004_289
34538	289_712_18600	18600	Credit		Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with  Income,.

11/03 XX: Please rescind. Agree that primary expenses were not included. Please see attached updated AUS. Taxes and insurance for borrower's primary were taken from mortgage statement escrow breakdown showing $XXX.XX in taxes and $XX.XX for HOI per month. Mortgage itself is able to be excluded for less than 10 months remaining as long as we still hit for taxes/insurance. In order to get DTI back under 50% self employment income was included, see attached P&L, business assets, VOB, income worksheet, and P&L analysis worksheet for support.

Lender provided DTI breakdown DTI 35.55% with updated LP DTI 36% to add borrower’s income into the DTI calculations, income now matches DTI breakdown. Per DTI breakdown for the expenses- debt from credit report,X-X XXXXXX XXX, and Subject property rent loss match; Items that do not match-1) primary residence located XX XXXXXXX is supposed to have only property taxes and HOI, based on the mortgage statement received from the Lender, it shows Outstanding principal balance of $XX,XXX.XX, need proof this is paid off. 2) Need clarification for rental income for XX XXXXXXX XX, which shows -$XXX.XX per DTI breakdown, with some of the corrections per DTI breakdown-DTI at 58.01%, condition remains.
Lender provided DTI Breakdown and Rental Income Worksheet.  Discrepancy in DTI due to lender omission of XXXXXXXX mortgage payment.  However, documentation is required to support mortgage is paid off.  Condition remains.

(2021-11-16) Lender provided DTI Breakdown and Rental Income Worksheet.  Discrepancy in DTI due to lender omission of Flagstar mortgage payment.  However, documentation is required to support mortgage is paid off.  Condition remains.
(2021-11-04) 11/03 XX: Please rescind. Agree that primary expenses were not included. Please see attached updated AUS. Taxes and insurance for borrower's primary were taken from mortgage statement escrow breakdown showing $XXX.XX in taxes and $XX.XX for HOI per month. Mortgage itself is able to be excluded for less than 10 months remaining as long as we still hit for taxes/insurance. In order to get DTI back under 50% self employment income was included, see attached P&L, business assets, VOB, income worksheet, and P&L analysis worksheet for support.

(2021-11-18) Condition cleared
(2021-11-04) Lender provided DTI breakdown DTI 35.55% with updated LP DTI 36% to add borrower’s income into the DTI calculations, income now matches DTI breakdown. Per DTI breakdown for the expenses- debt from credit report, -XX XXXXXX XX, and Subject property rent loss match; Items that do not match-1) primary residence located XX XXXXXXX is supposed to have only property taxes and HOI, based on the mortgage statement received from the Lender, it shows Outstanding principal balance of $XXXXX.XX, need proof this is paid off. 2) Need clarification for rental income for XX XXXXXXX XX, which shows -$XXX.XX per DTI breakdown, with some of the corrections per DTI breakdown-DTI at 58.01%, condition remains.
									UW Guides require 10.11 months reserves, loan qualified with 20.52 months reserves.; Primary borrower has 16.00 years in field. ; Borrower has resided in current property for 13.00 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_712	0694-004_289
34538	289_712_18041	18041	Credit		Missing Evidence of Self Employment - Borrower 1 Corporation	The exception 'Missing Evidence of Self Employment - Borrower 1 Corporation' is cleared.		(2021-11-18) condition cleared.	UW Guides require 10.11 months reserves, loan qualified with 20.52 months reserves.; Primary borrower has 16.00 years in field. ; Borrower has resided in current property for 13.00 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_712	0694-004_289
34538	289_712_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 10.11 months reserves, loan qualified with 20.52 months reserves.; Primary borrower has 16.00 years in field. ; Borrower has resided in current property for 13.00 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_712	0694-004_289
34538	289_712_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased. ComplianceEase successfully run with no errors related to Lender Credits. Exception is not valid.		(2021-11-18) Condition cleared (2021-10-28) ComplianceEase successfully run with no errors related to Lender Credits. Exception is not valid.	UW Guides require 10.11 months reserves, loan qualified with 20.52 months reserves.; Primary borrower has 16.00 years in field. ; Borrower has resided in current property for 13.00 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_712	0694-004_289
34955	289_669_19054	19054	Credit		Required Documentation is Missing	The loan file is missing documentation supporting monthly payment of $XXXX.XX with XXX #XXXX reflected on the final loan application on borrower's primary residence located at XXXX XXXXXXXX XXX. Additional conditions may apply. The loan file is missing documentation supporting monthly payment of $XXXX.XX with XXX #XXXX reflected on the final loan application on borrower's primary residence located at XXXX XXXXXXXX XXX. Additional conditions may apply.	(2021-11-01) 10/29 XX: Please rescind. Please see attached REO multipack CD and HOI. Please note that the XXX multipack is a California purchase transaction, tax bill cannot be provided for this specific amount, bill will not match calculation. Industry standard is to use 1.25% of the purchase price for California purchase taxes, although it is acceptable for a broker to provide a current tax bill to show the current millage rate. $X,XXX,XXX x 1.081% new effective millage rate = $XX,XXX.XX annual / 12 = $XXXX.XX per month.	(2021-11-01) Lender provided final CD for REO Located at XXXX XXXXXXXX XXX, along with evidence of taxes and insurance. Lender also provided revised AUS-DU correcting the DTI.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 125.31 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_669	0694-004_289
36512	289_654_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 1 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets Lender's guidelines require 1 month bank statements. The loan file is missing 1 month bank statements for account listed on the 1003.	(2021-11-05) "11/04 XX: Please rescind. Assets were already previously provided in the XX/XX credit drop. Attached again. (2021-11-01) 10/29 XX: Please rescind. Please see attached asset statement. " (2021-11-01) 10/29 XX: Please rescind. Please see attached asset statement.	(2021-11-05) Lender provided the bank statement listed on the 1003 account# XXXX. Condition Cleared. (2021-11-01) Lender provided 1007, XXXX Tax returns, and rental worksheet, still missing 1 month of asset statement, condition remains. (2021-10-20) Lender's guidelines require 1 month bank statements. The loan file is missing 1 month bank statements for account listed on the 1003.	UW Guides require 7.80 months reserves, loan qualified with 16.01 months reserves.; Primary borrower has 17.58 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_654	0694-004_289
36512	289_654_1538	1538	Credit		Missing Rental Income Documentation for Subject Property	Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, signed federal tax return and Schedule E. The missing documentation is: signed federal tax return and Schedule E. Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, signed federal tax return and Schedule E. The missing documentation is: signed federal tax return and Schedule E.	(2021-11-01) 10/29 XX: Please rescind. Please see attached tax returns with Sch E along with rental income worksheet. 1007 is the most conservative calculation to use.	(2021-11-01) Lender provided 1007, XXXX Tax returns, and rental worksheet for subject property. Condition cleared. (2021-10-20) Missing Rental Income Documentation for Subject Property. The required documentation is: 1007 or 1025, signed federal tax return and Schedule E. The missing documentation is: signed federal tax return and Schedule E.	UW Guides require 7.80 months reserves, loan qualified with 16.01 months reserves.; Primary borrower has 17.58 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_654	0694-004_289
38297	289_670_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXX XXX	(2021-11-02) 11/1 XX: Please rescind. Please see attached REO closing disclosure and mortgage statement which shows escrowed. Please escalate to XXXX and XXXXXX at XXXX. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXX multipack, documentation provided should be sufficient.	(2021-11-02) Lender provided policy declaration verifying insurance for primary residence at XXXX XXXXXXX XXX. Condition Cleared. (2021-10-26) Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXX XXX	UW Guides require 10.62 months reserves, loan qualified with 141.07 months reserves.; Primary borrower has 9.50 years in field. ; Borrower has 9.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_670	0694-004_289
38297	289_670_8719	8719	Credit		Missing Evidence of Insurance for REO3	Missing Evidence of Insurance for property 3 on final application XXXX XXXXXXX XXX		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) 11/02/2021-The file is missing verification of Taxes & Insurace for REO 3, Per XXXX - Escalated to Management.	UW Guides require 10.62 months reserves, loan qualified with 141.07 months reserves.; Primary borrower has 9.50 years in field. ; Borrower has 9.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_670	0694-004_289
38297	289_670_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXXX XXXXXXXXX XXX. Lender provided Mortgage Statement. Per XXXX - Escalated to Management. Condition Remains.		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) Lender provided Mortgage Statement. Per XXXX - Escalated to Management. Condition Remains. (2021-10-26) Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXX XXX	UW Guides require 10.62 months reserves, loan qualified with 141.07 months reserves.; Primary borrower has 9.50 years in field. ; Borrower has 9.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_670	0694-004_289
38297	289_670_12429	12429	Credit		Missing Evidence of Property Taxes for REO3	Evidence of property taxes for property 3 on the final application not provided. XXX		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) 11/02/2021-The file is missing verification of Taxes & Insurace for REO 3, Per XXXX - Escalated to Management.	UW Guides require 10.62 months reserves, loan qualified with 141.07 months reserves.; Primary borrower has 9.50 years in field. ; Borrower has 9.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_670	0694-004_289
38297	289_670_19054	19054	Credit		Required Documentation is Missing
The loan file is missing documentation to support omission of mortgage debt with XXXXXXXX - XXXX, Acct: XXXXX, Bal: $XXXXXX.XX as required per LP condition XXXXXXX.   Missing proof of P&I payment for REO2 at XXXX XXXXXX XXXXX XXX and proof of PITI for REO3 at XXXX XXXXXXX.  Additional conditions may apply.

The loan file is missing documentation to support omission of mortgage debt with XXXXXXXX - XXXX, Acct: XXXXX, Bal: $XXXXXX.XX as required per LP condition XXXXXXX.   Missing proof of P&I payment for REO2 at XXXX XXXXXX XXXXX XXX and proof of PITI for REO3 at XXXX XXXXXXX.  Additional conditions may apply.
							(2021-11-02) 11/1 XX: please see the final CDs for the concurrent transactions. The final CD for XXXX XXXXXX XXXX verifies the XXXXXXXX XXXXXX payoff.	(2021-11-02) Lender provided final CD's for REO2 at XXXX XXXXXX and for REO3 at XXXX XXXXXXX evidencing new PITI payment and payoff of previous mortgage. Condition Cleared. (2021-10-26) The loan file is missing documentation to support omission of mortgage debt with XXXXXXXX XXX - XXXX, Acct: XXXXX, Bal: $XXXXXX.XX as required per LP condition XXXXXX. Missing proof of P&I payment for REO2 at XXXX XXXXXX XXXX XXXX and proof of PITI for REO3 at XXXX XXXXXXX XX. Additional conditions may apply.	UW Guides require 10.62 months reserves, loan qualified with 141.07 months reserves.; Primary borrower has 9.50 years in field. ; Borrower has 9.50 years self employed.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_670	0694-004_289
42317	289_704_1126	1126	Credit		CLTV exceeds guidelines	The exception 'CLTV exceeds guidelines' is cleared.		(2021-11-12) Condition is cleared	Borrower has resided in current property for 20.58 years. ; UW Guides require 8.45 months reserves, loan qualified with 119.28 months reserves.; UW guides maximum DTI of 33.00%, loan qualified with DTI of 29.77%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_704	0694-004_289
42317	289_704_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 33.00%. Due to a miscalculation of debts to income, the actual DTI is 37.44%. Income used includes total borrower income $XXXX.XX plus subject property positive rental income $XXX.XX plus other REO positive rental income $XX.XX. Total debt amount used is $XXXX.XX.	(2021-11-15) 11/12 XX: Please rescind. Please clarify DTI discrepancy, no details given. Unsure what is being called into question. See attached DTI breakdown and rental income worksheets. Please note there are statements within the tax returns showing XXX dues that are able to be added back with rental income. REO mortgage paid in full through multipack, see CD.	(2021-11-15) Re-review of DTI determines it is within AUS guidelines. Condition is rescinded. (2021-11-15) Guidelines reflect a DTI of 33.00%. Due to a miscalculation of debts to income, the actual DTI is 37.44%. Income used includes total borrower income $XXXX.XX plus subject property positive rental income $XXX.XX plus other REO positive rental income $XX.XX. Total debt amount used is $XXXX.XX.	Borrower has resided in current property for 20.58 years. ; UW Guides require 8.45 months reserves, loan qualified with 119.28 months reserves.; UW guides maximum DTI of 33.00%, loan qualified with DTI of 29.77%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_704	0694-004_289
42317	289_704_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Income,. Missing LP from File Lender provided the AUS-LP. There is a discrepancy in the DTI. Condition remains	(2021-11-15) 11/12 XX: Please rescind. Please clarify DTI discrepancy, no details given. Unsure what is being called into question. See attached DTI breakdown and rental income worksheets. Please note there are statements within the tax returns showing XXX dues that are able to be added back with rental income. REO mortgage paid in full through multipack, see CD.	(2021-11-15) Re-review of DTI determines it is within AUS guidelines. Condition is rescinded. (2021-11-02) Lender provided the AUS-LP. There is a discrepancy in the DTI. Condition remains	Borrower has resided in current property for 20.58 years. ; UW Guides require 8.45 months reserves, loan qualified with 119.28 months reserves.; UW guides maximum DTI of 33.00%, loan qualified with DTI of 29.77%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_704	0694-004_289
42317	289_704_1120	1120	Credit		LTV exceeds guidelines	The exception 'LTV exceeds guidelines' is cleared.		(2021-11-12) Condition is cleared	Borrower has resided in current property for 20.58 years. ; UW Guides require 8.45 months reserves, loan qualified with 119.28 months reserves.; UW guides maximum DTI of 33.00%, loan qualified with DTI of 29.77%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_704	0694-004_289
42317	289_704_932	932	Credit		Missing AUS results	Missing AUS results. File is missing LP	(2021-11-02) 11/01 XX: Please rescind. Please see attached AUS.	(2021-11-02) Lender provided the AUS-LP. Condition Cleared.	Borrower has resided in current property for 20.58 years. ; UW Guides require 8.45 months reserves, loan qualified with 119.28 months reserves.; UW guides maximum DTI of 33.00%, loan qualified with DTI of 29.77%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_704	0694-004_289
42317	289_704_19054	19054	Credit		Required Documentation is Missing	The loan file is missing proof of the new P/I monthly obligation associated with the new XXX lien for $XXX,XXX on XXXXX X XXXXXXX XXX listed on the final 1003.	(2021-11-02) 11/01 XX: Please rescind. Please see attached REO multipack CD showing taxes and insurance are escrowed along with XXX dues.	(2021-11-02) Lender provided the final CD for REO XXXXX X XXXXXXX XXX evidencing new P/I. Lender also provided evidence of taxes, insurance and XXX dues. Condition Cleared.	Borrower has resided in current property for 20.58 years. ; UW Guides require 8.45 months reserves, loan qualified with 119.28 months reserves.; UW guides maximum DTI of 33.00%, loan qualified with DTI of 29.77%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_704	0694-004_289
42736	289_767_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the CDA, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.34 months reserves, loan qualified with 16.55 months reserves.; Primary borrower has 17.67 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.96%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_767	0694-004_289
42736	289_767_19054	19054	Credit		Required Documentation is Missing
Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXXX XX. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX-XXXX XXXXXXXX XXXXX. Missing evidence to support omission of the following debt as required per AUS: XXXXX – XXXX XXXXXXX #XXXX and XXXXXXX XXXXX XXXX #XXXX. Additional conditions may apply.

Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXXX XX. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX-XXXX XXXXXXXX XXXXX. Missing evidence to support omission of the following debt as required per AUS: XXXXX – XXXX XXXXXXX #XXXX and XXXXXXX XXXXX, Inc #XXXX. Additional conditions may apply.
							(2021-11-04) 11/03 XX: Please rescind. Please see attached REO multipack CDs with taxes, insurance, and XXX dues (if applicable). Evidence to support previous mortgages paid in full is present on the CDs.
(2021-11-04) Lender provided Final CDs for primary residence located XXXX XXXXXXX XXXX XX, paying off XXXXXX XXXXXXXX, and REO located XXXX-XXXX XXXXXXXX XXXXX, paying off XXXXX, both of the refinances were completed on XX/XX with supporting documents of HOI and property taxes with XXX for primary residence. Condition cleared.
(2021-10-28) Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXXX XXX. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX-XXXX XXXXXXXX XXXXX. Missing evidence to support omission of the following debt as required per AUS: XXXXX – XXXX XXXXXXX #XXXX and XXXXXXX XXXXX, Inc #XXXX. Additional conditions may apply.
									Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.34 months reserves, loan qualified with 16.55 months reserves.; Primary borrower has 17.67 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.96%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_767	0694-004_289
42736	289_767_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements		(2021-11-04) Lender provided Final CDs for primary residence located XXXX XXXXXXX XXXX XXX, paying off XXXXXX XXX, and REO located XXXX-XXXX XXXXXXXX XXXXX, paying off XXXXX, both of the refinances were completed on XXXX with supporting documents of HOI and property taxes with XXX for primary residence. Condition cleared.	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.34 months reserves, loan qualified with 16.55 months reserves.; Primary borrower has 17.67 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.96%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_767	0694-004_289
42736	289_767_18737	18737	Compliance		QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements	QM ATR Failure - Monthly Debt Obligations taken into consideration do not meet requirements Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXXX XXX. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX-XXXX XXXXXXXXXXXXXXX.		(2021-11-04) Lender provided Final CDs for primary residence located XXXX XXXXXXX XXXX XXX, paying off XXXXXX XXX, and REO located XXXX-XXXX XXXXXXXXX XXXXX, paying off XXXXX, both of the refinances were completed on XX/XX with supporting documents of HOI and property taxes with XXX for primary residence. Condition cleared. (2021-10-28) Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX XXXXXXX XXXX XXX. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for XXXX-XXXX XXXXXXXX XXXXX	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.34 months reserves, loan qualified with 16.55 months reserves.; Primary borrower has 17.67 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.96%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_767	0694-004_289
42736	289_767_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing		(2021-11-17) Client acknowledges the validity and grading of the exception. Exception Acknowledged. (2021-11-17) This finding is non-material and will be rated a B grade	Borrower has resided in current property for 5.00 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 8.34 months reserves, loan qualified with 16.55 months reserves.; Primary borrower has 17.67 years in field. ; UW guides maximum DTI of 47.52%, loan qualified with DTI of 44.96%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_767	0694-004_289
44679	289_808_19054	19054	Credit		Required Documentation is Missing
Loan file is missing proof of the principal and interest  payment associated with the new XXX $XXX,XXX lien on XXXX XXXXXXX XXX as listed on the final loan application.  Additionally, the loan file is missing evidence to support omission of the following debt as required per DU condition #14: XXX XXX-XXXXXXXXXX XXX XXXXX. Additional conditions may apply.

Loan file is missing mortgage payment history and new XXX #XXXX PITIA for Primary Residence. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for REO3. Missing evidence to support omission of the following debt as required per AUS: XXXXX XXXX#X and XXX XXX-XXXXXXXXXX XXX XXXXX. Additional conditions may apply.
							(2021-11-05) 11/04 XX: Please rescind. Please see attached REO multipack CD with taxes and insurance. Evidence of previous mortgage paid in full is also present on the CD.	(2021-11-05) Trailing Doc's: Lender provided the Final CD for REO at XXXX XXXXXXX XXX evidencing the payoff of XXXXXXXXXX XXXXXXXX and evidencing the new P&I, taxes and insurance. Condition Cleared. (2021-11-03) Loan file is missing mortgage payment history and new XXX #XXXX PITIA for Primary Residence. Loan file is missing mortgage payment history and new XXX #XXXX PITIA for REO3. Missing evidence to support omission of the following debt as required per AUS: XXXXX XXXX XXXXX and XXX XXX-XXXXXXXXXX XXX XXXXX. Additional conditions may apply.	Borrower has resided in current property for 20.74 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 9.21 months reserves, loan qualified with 33.50 months reserves.; Primary borrower has 28.25 years in field. ; Borrower has 28.25 years self employed.; UW guides maximum DTI of 38.69%, loan qualified with DTI of 36.65%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_808	0694-004_289
45110	289_601_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence The file is missing proof of the monthly XXX dues obligation on XXX X XXXXXX XX XXXX XXX XXXXXXX XX XXXXX. Additional conditions may apply.	(2021-11-01) 10/29 XX: Please rescind. Please see the attached document showing the XXX dues for the property located at XXX X XXXXXX XX XXXX XXX XXXXXXX XX XXXXX	(2021-11-01) Lender provided evidence of XXX Dues for REO located at XXX X XXXXXX XX XXXX XXX XXXXXXX XX XXXXX. Condition Cleared. (2021-10-22) The file is missing proof of the monthly XXX dues obligation on XXX X XXXXXX XX XXXX XXX XXXXXXX XX XXXXX. Additional conditions may apply.	Borrower has resided in current property for 5.00 years. ; UW Guides require 0.04 months reserves, loan qualified with 0.21 months reserves.; Primary borrower has 9.25 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_601	0694-004_289
45110	289_601_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application Lender of record date XX/XX/XXXX, borrower most recent paystub dated XX/XX/XXXX.	(2021-11-01) 10/29 XX: Please rescind. Paystub provided dated XX/XX/XXXX is acceptable. XXXX guidance states that paystubs need to be within 120 days of closing, and the closing date on this loan was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX.	(2021-11-01) Paystub provided dated XX/XX/XXXX is acceptable. XXXX guidance states that paystubs need to be within 120 days of closing, and the closing date on this loan was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX. Condition Cleared (2021-10-18) Lender of record date XX/XX/XXXX, borrower most recent paystub dated XX/XX/XXXX.	Borrower has resided in current property for 5.00 years. ; UW Guides require 0.04 months reserves, loan qualified with 0.21 months reserves.; Primary borrower has 9.25 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_601	0694-004_289
49884	289_691_11312	11312	Credit		DTI Exceeds Guidelines
Guidelines reflect a DTI of 32.00%. Due to a miscalculation of debts to income, the actual DTI is 44.30%. Income  used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX.

Guidelines reflect a DTI of 32.00%. Due to a miscalculation of debts to income, the actual DTI is 44.30%. Income  used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX.
Lender used lease agreement income to calculate rents vs. XXXX schedule E for REO XXX X XXXX XXXX

(2021-11-03) Lender provided DTI breakdown with closing statement for XXX X XXXX XXXX XXX to show property was purchase on XX/XX/XXXX, XXXX tax returns does not show how many months was captured, in this case, the Lease agreements in the loan file can be used for rental income, both of leases in the file does not expire until XXXX. DTI is within 1% of DU approval at 31.46%, condition cleared.
(2021-11-03) Lender provided DTI breakdown with closing statement for XXX X XXXX XXXX XXX to show property was purchase onXX/XX/XXXX, XXXX tax returns does not show how many months was captured, in this case, the Lease agreements in the loan file can be used for rental income, both of leases in the file does not expire until XXXX. DTI is within 1% of DU approval at 31.46%, condition cleared.
(2021-10-21) Guidelines reflect a DTI of 32.00%. Due to a miscalculation of debts to income, the actual DTI is 44.30%. Income  used includes total borrower income $XXXXX.XX plus subject property positive rental income $XXXX plus other REO positive rental income $XXXX. Total debt amount used is $XXXX.XX.
Lender used lease agreement income to calculate rents vs. XXXX schedule E for REO XXX X XXXX XXXX XXX
									UW Guides require 8.33 months reserves, loan qualified with 71.65 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_691	0694-004_289
49884	289_691_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Other if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Other if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI. Lender used lease agreement income to calculate rents vs. XXXX schedule E for REO 788 XXX X XXXX XXXX XXX.	(2021-11-03) 11/1 XX: Please rescind. Rental income from the property at XXXX is acceptable to use the lease agreement because the property was acquired in XXXX. Provided closing statement from the purchase of the property to document the qualifying exception. Also provided DTI breakdown to show liabilities versus income.
(2021-11-03) Lender provided DTI breakdown with closing statement for XXXX X XXXX XXXX XXXy to show property was purchase on XX/XX/XXXXLease agreements in the loan file can be used for rental income, both of leases in the file does not expire until XXXX. DTI is within 1% of DU approval at 31.46%, condition cleared.
(2021-10-21) The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to Other if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI.

Lender used lease agreement income to calculate rents vs. XXXX schedule E for REO XXXX X XXXX XXXX XXX
									UW Guides require 8.33 months reserves, loan qualified with 71.65 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_691	0694-004_289
49884	289_691_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXX X XXXX XXXX XXX.	(2021-11-03) 11/1 XX: Please rescind. Please see attached REO mortgage statement which shows property taxes escrowed. Please escalate to XXXX and XXXXXX at XXXX if needed. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXX multipack, mortgage statement alone should be sufficient	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-10-21) Missing Evidence of Insurance for Primary Residence at XXXX X XXXX XXXX XXX	UW Guides require 8.33 months reserves, loan qualified with 71.65 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_691	0694-004_289
49884	289_691_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXX X XXXX XXXX XXX.	(2021-11-03) 11/1 XX: Please rescind. Please see attached REO mortgage statement which shows property taxes escrowed. Please escalate to XXXX and XXXXXX at XXXX if needed. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXX multipack, mortgage statement alone should be sufficient	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-03) escalated to Management (2021-10-21) Missing Evidence of Property Taxes for Primary Residence at XXXX X XXXX XXXX XXX	UW Guides require 8.33 months reserves, loan qualified with 71.65 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_691	0694-004_289
49884	289_691_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. Evidence of property taxes for property 1 at XXX X XXXX XX on the final application not provided.	(2021-11-03) 11/1 XX: Please rescind. Please see attached REO mortgage statement which shows property taxes escrowed. Please escalate to XXXX and XXXXXX at XXXX if needed. Currently we have determined that only XXX multipack loans require additional taxes and insurance documentation. This is an REO that is not a XXX multipack, mortgage statement alone should be sufficient	(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-03) escalated to Management (2021-10-21) Evidence of property taxes for property 1 at XXX X XXXX XXXX XXX on the final application not provided.	UW Guides require 8.33 months reserves, loan qualified with 71.65 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_691	0694-004_289
49884	289_691_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 8.33 months reserves, loan qualified with 71.65 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_691	0694-004_289
50834	289_617_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 64.51 months reserves.; Primary borrower has 12.10 years in field. ; UW guides maximum DTI of 43.89%, loan qualified with DTI of 36.12%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_617	0694-004_289
52286	289_616_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXXXX XXXX.	(2021-11-09) 11/08 XX: Please see attached insurance policy for the primary residence	(2021-11-09) Lender provided the Homeowners Insurance Declarations Page evidencing insurance details for primary residence at XXXX XXXXXXXXX XXXX. Condition Cleared. (2021-10-29) Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXXXX XXXX	Borrower has resided in current property for 12.00 years. ; UW Guides require 7.89 months reserves, loan qualified with 27.13 months reserves.; Primary borrower has 6.40 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_616	0694-004_289
52286	289_616_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXXXX XXXX.	(2021-11-09) 11/08 XX: Please see attached tax certificate for primary residence	(2021-11-09) Lender provided tax bill for primary residence at XXXX XXXXXXXXX XXXX. Condition Cleared. (2021-10-29) Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXXXX XXXX	Borrower has resided in current property for 12.00 years. ; UW Guides require 7.89 months reserves, loan qualified with 27.13 months reserves.; Primary borrower has 6.40 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_616	0694-004_289
52286	289_616_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 12.00 years. ; UW Guides require 7.89 months reserves, loan qualified with 27.13 months reserves.; Primary borrower has 6.40 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_616	0694-004_289
52286	289_616_19054	19054	Credit		Required Documentation is Missing	The loan file is missing evidence to support omission of mortgage debt with XXX, Acct: XXXX, Bal $XXX,XXX.XX and missing evidence of new P&I along w/proof pmt is escrowed for REO XXXX XXXXXXXXX XXXX. Additional conditions may apply. The loan file is missing evidence to support omission of mortgage debt with XXX, Acct: XXXX, Bal $XXX,XXX.XX and missing evidence of new P&I along w/proof pmt is escrowed for REO XXXX XXXXXXXXX XXXX. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please see attached final CD for the refinance of XXXX XXXXXXXXX XXXX showing XXX mortgage being paid off.	(2021-11-09) Lender provided the final CD for primary residence located at XXXX XXXXXXXXX XXXX evidencing the payoff of mortgage debt with United Mort and evidencing the new P&I payment for primary residence. Lender also provided evidence of HOI and Taxes for primary residence. Condition Cleared. (2021-10-29) The loan file is missing evidence to support omission of mortgage debt with XXX, Acct: XXXX, Bal $XXX,XXX.XX and missing evidence of new P&I along w/proof pmt is escrowed for REO XXXX XXXXXXXXX XXXX. Additional conditions may apply.	Borrower has resided in current property for 12.00 years. ; UW Guides require 7.89 months reserves, loan qualified with 27.13 months reserves.; Primary borrower has 6.40 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_616	0694-004_289
52310	289_830_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 48.24%. Due to a miscalculation of debts to income, the actual DTI is 49.52%. Income used includes total borrower income $XXXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $XXX.XX. Total debt amount used is $XXXX.XX. The DU approved DTI is > 45% allowing for a maximum DTI of 50%. the audit DTI is within 3% of the DU DTI and under 50%. This exception is not valid.		(2021-11-12) DTI within 3% resubmission tolerance, rescind. (2021-11-07) The DU approved DTI is > 45% allowing for a maximum DTI of 50%. the audit DTI is within 3% of the DU DTI and under 50%. This exception is not valid.	UW Guides require 5.26 months reserves, loan qualified with 28.52 months reserves.; Primary borrower has 6.00 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_830	0694-004_289
52310	289_830_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,. The DU approved DTI is > 45% allowing for a maximum DTI of 50%. the audit DTI is within 3% of the DU DTI and under 50%. No re-submission to DU is requiredThis exception is not valid.		(2021-11-12) DTI within 3% resubmission tolerance, rescind. (2021-11-07) The DU approved DTI is > 45% allowing for a maximum DTI of 50%. the audit DTI is within 3% of the DU DTI and under 50%. No re-submission to DU is requiredThis exception is not valid.	UW Guides require 5.26 months reserves, loan qualified with 28.52 months reserves.; Primary borrower has 6.00 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_830	0694-004_289
52381	289_609_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application AUS (LP) required a paystub dated within 30 days of the application date. Paystub in file dated XX/XX/XXXX and application date was XX/XX/XXXX. 10/28 XX: Please rescind. Please see attached VOI which is more current than paystub but also verifies income is in line with calculation.	(2021-11-01) 10/28 XX: Please rescind. Please see attached VOI which is more current than paystub but also verifies income is in line with calculation.	(2021-11-01) Lender provided WVOE to support income being used for the review. Condition cleared (2021-10-21) AUS (LP) required a paystub dated within 30 days of the application date. Paystub in file dated XX/XX/XXXX and application date was XX/XX/XXXX.	UW Guides require 13.20 months reserves, loan qualified with 95.25 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_609	0694-004_289
52381	289_609_15852	15852	Credit		Missing Written Verification of Employment - Bonus,OT, Commission 1(Borrower)	The exception 'Missing Written Verification of Employment - Bonus,OT, Commission 1(Borrower)' is cleared.		(2021-11-09) Condition Cleared	UW Guides require 13.20 months reserves, loan qualified with 95.25 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_609	0694-004_289
52750	289_809_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 42.94%. Due to a miscalculation of debts to income, the actual DTI is 47.09%. Income used includes total borrower income $XXXX.XX plus subject property positive rental income $0.00 plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX. Income Less by $XX Lender did not include the monthly property taxes and hazard insurance obligations on the primary residence at XXXXX XXXXXX XXX in the qualifying DTI. Audit DTI is 47.09%.	(2021-11-16) 11/15 XX: Please see updated AUS, 1003 and 1008 reflecting the correct PITIA for the REO located atXXXXX XXXXXX XXX (2021-11-10) 11/09 XX: Please see attached final closing disclosure, DTI breakdown and AUS findings. The borrower only has 2 debts, which entails the subject and REO XXXXXX. The CD shows the XXXXX card and XXXXXX XXXXXXX XXXXXXXX being paid off. This breaks down to the subject property PITIA $XXXX.XX + Primary PITIA $XXXX.XX / Income $XXXX.XX = 42.94%	(2021-11-16) Lender provided a revised AUS - DU correcting DTI to 47.09%. Lender also provided revised 1003 and 1008. Condition Cleared. (2021-11-10) Borrower's Primary Residence PITIA is $XXXX.XX page 97 in loan file. Subject property PITIA is XXXX.XX. Total debt is $XXXX.XX/income XXXX.XX = 46.99% DITI. Condition Remains.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_809	0694-004_289
52750	289_809_18600	18600	Credit		Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with  Income,.

Lender did not include the monthly property taxes and hazard insurance obligations on the primary residence at XXXXX XXXXXX XXX in the qualifying DTI.  Audit DTI is 47.09%.
11/09 XX: Please see attached final closing disclosure, DTI breakdown and AUS findings. The borrower only has 2 debts, which entails the subject and REO XXXXXX. The CD shows the XXXXX card and XXXXXX XXXXXXX XXXXXXX being paid off. This breaks down to the subject property PITIA $XXXX.XX + Primary PITIA $XXXX.XX / Income $XXXX.XX = 42.94%

Borrower's Primary Residence PITIA  is $XXXX.XX page 97 in loan file.  Subject property PITIA is XXXX.XX.  Total debt is $XXXX.XX/income XXXX.XX = 46.99% DITI.  Condition Remains.
							(2021-11-10) 11/09 XX: Please see attached final closing disclosure, DTI breakdown and AUS findings. The borrower only has 2 debts, which entails the subject and REO PIOTIA. The CD shows the XXXXX card and XXXXXX XXXXXXX XXXXXXXX being paid off. This breaks down to the subject property PITIA $XXXX.XX + Primary PITIA $XXXX.XX / Income $XXXX.XX = 42.94%	(2021-11-16) Lender provided a revised AUS - DU correcting DTI to 47.09%. Lender also provided revised 1003 and 1008. Condition Cleared. (2021-11-10) Borrower's Primary Residence PITIA is $XXXX.XX page 97 in loan file. Subject property PITIA is XXXX.XX. Total debt is $XXXX.XX/income XXXX.XX = 46.99% DITI. Condition Remains.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_809	0694-004_289
52750	289_809_1541	1541	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 1 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: Form : Liquid Assets Borrower only needs assets for reserves. Retirement assets in file meet DU requirements. this exception is not valid. Invalid finding. Finding rescinded.	(2021-11-10) 11/09 XX: Please see the attached Lender Letter dated 07/XX/2021. For limited cash-out and cash-out refinance transactions, the most recent one-month period of account activity (30 days) to document bank statements or investment portfolio.
(2021-11-16) Per XXXX Guidelines B3-4.2.01, for limited cash-out and cash out refiance transactions, the most recent one-month period of account activity (30 days) to document bank statements or investment portfolio is required.  There is a quarterly IRA statement in file verifiying Borrower's assets.  Condition Cleared.
(2021-11-10) Per XXXX Guidelines B3-4.2.01, for limited cash-out and cash out refiance transactions, the most recent one-month period of account activity (30 days) to document bank statements or investment portfolio is required.  There is a quarterly IRA statement in file verifiying Borrower's assets.  Condition Cleared.
									Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_809	0694-004_289
52750	289_809_12426	12426	Credit		Missing asset documentation - Retirement accounts	Lender's guidelines require 2 months' 401K or other retirement account statements. The loan file is missing: From forms in template: Form : Vested Interest Retirement Funds [Row 1] Invalid finding. Finding rescinded.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_809	0694-004_289
52750	289_809_15501	15501	Credit		Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)	There is no verification of the other income used to qualify. There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file. Missing current receipt of retirement income and SSI as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Finding is non-material and will b rated a B grade.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_809	0694-004_289
52750	289_809_18749	18749	Compliance		QM ATR Failure - Credit History: Mortgage payment history documentation does not meet Lender Guideline requirements	QM ATR Failure - Credit History: Mortgage payment history documentation does not meet Lender Guideline requirements Invalid finding. Finding rescinded.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_809	0694-004_289
52750	289_809_18730	18730	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements	QM ATR Failure - Current Assets: Asset/ Reserve documentation does not meet requirements Invalid finding. Finding rescinded.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_809	0694-004_289
52750	289_809_18731	18731	Compliance		QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Current Assets: Asset/ Reserve validation/verification standards do not meet requirements' is cleared. Invalid finding. Finding rescinded.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_809	0694-004_289
52750	289_809_18723	18723	Compliance		QM ATR Failure - Current Income: Income amount does not meet requirements	The exception 'QM ATR Failure - Current Income: Income amount does not meet requirements' is cleared. SSI is lower than lender used by $XX Invalid finding. Finding rescinded.		(2021-11-19) Condition Rescinded.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_809	0694-004_289
52750	289_809_18727	18727	Compliance		QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements	The exception 'QM ATR Failure - Current Income: Income validation/verification standards do not meet requirements' is cleared. Missing current receipt of retirement income and SSI as required per the enumerated guidelines. This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Finding is non-material and will b rated a B grade.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_809	0694-004_289
52750	289_809_18739	18739	Compliance		QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements	QM ATR Failure - Monthly DTI Ratio: DTI does not meet Lender Guideline requirements SSI is lower than lender used by $XX Lender did not include the monthly property taxes and hazard insurance obligations on the primary residence at XXXXX XXXXXX XXX in the qualifying DTI. Audit DTI is 47.09%.		(2021-11-16) Lender provided a revised AUS - DU correcting DTI to 47.09%. Lender also provided revised 1003 and 1008. Condition Cleared.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_809	0694-004_289
52750	289_809_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B grade.	(2021-11-19) Client acknowledges the validity and grading of the exception. Exception Acknowledged.	(2021-11-19) Finding is non-material and will b rated a B grade.	Borrower has resided in current property for 15.00 years. ; UW Guides require 6.98 months reserves, loan qualified with 209.56 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 47.22%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_809	0694-004_289
52940	289_810_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-16) Condition cleared.	UW Guides require 7.29 months reserves, loan qualified with 309.28 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_810	0694-004_289
53737	289_722_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing Evidence of Insurance for property 1 on final application at XXXX XX XXXX XX. Per XXXX - comment ‘Escalated to Management’		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) Per XXXX - comment ‘Escalated to Management’ (2021-10-28) Missing Evidence of Insurance for property 1 on final application at XXXX.	UW Guides require 8.83 months reserves, loan qualified with 37.36 months reserves.; UW guides maximum DTI of 41.00%, loan qualified with DTI of 33.11%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_722	0694-004_289
53737	289_722_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. Evidence of property taxes for property 1 at XXXX XX XXXX XX on the final application not provided. Per XXXX - comment ‘Escalated to Management’		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) Per XXXX - comment ‘Escalated to Management’ (2021-10-28) Evidence of property taxes for property 1 at XXXX XX XXXX XX on the final application not provided.	UW Guides require 8.83 months reserves, loan qualified with 37.36 months reserves.; UW guides maximum DTI of 41.00%, loan qualified with DTI of 33.11%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_722	0694-004_289
53737	289_722_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, No AVM in file, Field Review not required A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, No AVM in file, Field Review not required		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared. (2021-10-28) A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, No AVM in file, Field Review not required	UW Guides require 8.83 months reserves, loan qualified with 37.36 months reserves.; UW guides maximum DTI of 41.00%, loan qualified with DTI of 33.11%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_722	0694-004_289
54497	289_832_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Borrower's Primary Residence (REO 1). Additional conditions may apply.	(2021-11-16) 11/15 XX: Please see the mortgage statement and CD for XXXX XXXXXXX XXXX XXXXX. The CD shows both taxes and insurance being escrowed and the highlighted area of the mortgage statement supports the escrow.	(2021-11-16) Lender provided the final CD for refinance of Borrower's Primary Residence evidencing taxes and insurance. Condition Cleared. (2021-11-11) Trailing Doc: Lender provided a Mortgage Statement for the Borrower’s Primary Residence stating Escrow-taxes and/or insurance. Mortgage statement does not state taxes and insurance. Condition Remains. (2021-11-05) Missing Evidence of Insurance for Borrower's Primary Residence (REO 1). Additional conditions may apply.	UW Guides require 7.30 months reserves, loan qualified with 15.08 months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of 42.00%, loan qualified with DTI of 40.08%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_832	0694-004_289
54497	289_832_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing Evidence of Insurance for REO 2 on final application. Additional conditions may apply.	(2021-11-11) 11/10 XX: Please see attached mortgage statement for XXXX XXXXXXX XXXX XXXXX. The insurance is missing from the final loan application due to being escrowed.	(2021-11-11) Lender provided a Mortgage statement for REO1 located at XXXX XXXXXXX XXXX XXXXX evidencing taxes and insurance are included in escrow. Condition Cleared. (2021-11-05) Missing Evidence of Insurance for REO 2 on final application. Additional conditions may apply.	UW Guides require 7.30 months reserves, loan qualified with 15.08 months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of 42.00%, loan qualified with DTI of 40.08%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_832	0694-004_289
54497	289_832_8718	8718	Credit		Missing Evidence of Insurance for REO2	Missing Evidence of Insurance for property 2 on final application Missing Evidence of Insurance for REO 3 on final application. Additional conditions may apply.	(2021-11-16) 11/15 XX: Please see the mortgage statement for XXXXX XXXXXXXXXXXX XXXXXX. The highlighted area shows escrow is taxes and insurance.	(2021-11-11) Lender provided a Mortgage Statement for REO2 located at XXXXX XXXXXXXXXXXX XXXXXX stating Escrow. Mortgage statement does not state what is included in escrow. Condition Remains.	UW Guides require 7.30 months reserves, loan qualified with 15.08 months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of 42.00%, loan qualified with DTI of 40.08%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_832	0694-004_289
54497	289_832_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Borrower's Primary Residence (REO 1). Additional conditions may apply.	(2021-11-16) 11/15 XX: Please see the mortgage statement and CD for XXXX XXXX XXXXX XX. The CD shows both taxes and insurance being escrowed and the highlighted area of the mortgage statement supports the escrow.	(2021-11-16) Lender provided the final CD for refinance of Borrower's Primary Residence evidencing taxes and insurance. Condition Cleared. (2021-11-11) Trailing Doc: Lender provided a Mortgage Statement for the Borrower’s Primary Residence stating Escrow-taxes and/or insurance. Mortgage statement does not state taxes and insurance. Condition Remains. (2021-11-05) Missing Evidence of Property Taxes for Borrower's Primary Residence (REO 1). Additional conditions may apply.	UW Guides require 7.30 months reserves, loan qualified with 15.08 months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of 42.00%, loan qualified with DTI of 40.08%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_832	0694-004_289
54497	289_832_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided. Evidence of property taxes for REO 2 on the final application not provided. Additional conditions may apply.	(2021-11-11) 11/10 XX: Please see attached mortgage statement for XXXX XXXXXX XXXX. The taxes are missing from the final loan application due to being escrowed.	(2021-11-11) Lender provided a Mortgage statement for REO1 located at XXXX XXXXXX XXXX evidencing taxes and insurance are included in escrow. Condition Cleared. (2021-11-05) Evidence of property taxes for REO 2 on the final application not provided. Additional conditions may apply.	UW Guides require 7.30 months reserves, loan qualified with 15.08 months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of 42.00%, loan qualified with DTI of 40.08%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_832	0694-004_289
54497	289_832_12428	12428	Credit		Missing Evidence of Property Taxes for REO2	Evidence of property taxes for property 2 on the final application not provided. Evidence of property taxes for REO 3 on the final application not provided. Additional conditions may apply.	(2021-11-16) 11/15 XX: Please see the mortgage statement for XXXXX XXXXXXXXXXXX XX. The highlighted area shows escrow is taxes and insurance.	(2021-11-16) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-11) Lender provided a Mortgage Statement for REO2 located at XXXXX XXXXXXXXXXX XX stating Escrow. Mortgage statement does not state what is included in escrow. Condition Remains. (2021-11-05) Evidence of property taxes for REO 3 on the final application not provided. Additional conditions may apply.	UW Guides require 7.30 months reserves, loan qualified with 15.08 months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of 42.00%, loan qualified with DTI of 40.08%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_832	0694-004_289
54497	289_832_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-16) Condition cleared.	UW Guides require 7.30 months reserves, loan qualified with 15.08 months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of 42.00%, loan qualified with DTI of 40.08%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_832	0694-004_289
55406	289_831_1446	1446	Credit		Missing evidence of sale of other property owned (REO1)	Final Hud-1,Closing documents, or other evidence of sale from property listed in position 3 on the application evidencing liens paid was not provided. Property status is listed as Pending Sale. Final Hud-1 for XXX X XXXXXX XX listed on the final application as pending sale was not provided. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Sale would not close before our transaction, REO was included in ratios rather than documented as sold. Please see attached REO taxes and insurance with updated AUS. Property data report shows no active mortgage.	(2021-11-09) Lender provided evidence of tax and HOI expenses to include in the DTI. Condition is cleared. (2021-11-05) Final Hud-1 for XXX X XXXX XXXXXXt listed on the final application as pending sale was not provided. Additional conditions may apply.	UW Guides require 6.00 months reserves, loan qualified with 44.55 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_831	0694-004_289
55425	289_690_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 122.21 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_690	0694-004_289
55596	289_727_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Wrong Loan Amount,. Most recent DU provided in the loan file reflect a loan amount of $XXX,XXX, loan closed with a loan amount of $XXX,XXX. Provided a DU findings with the correct loan amount. 11/01 XX: Please clear based on documentation and response to other condition. Thank you!	(2021-11-02) 11/01 XX: Please clear based on documentation and response to other condition. Thank you!	(2021-11-03) By sending in the supporting documents needed for properties located at XXXXX XXXX XX and XXXXX XXXXX XX XXX XXXXXXXX with the rental income calculations match the updated DU with DTI at 36.25%, Condition cleared.	UW Guides require 13.89 months reserves, loan qualified with 273.43 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_727	0694-004_289
55596	289_727_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 13.89 months reserves, loan qualified with 273.43 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_727	0694-004_289
55596	289_727_19054	19054	Credit		Required Documentation is Missing
Missing evidence liens on title Schedule B 7 and 8 are paid in full. Missing evidence of primary residence PITI, loan application provided reflect recent refinance. Missing evidence of REO1 PITI and rental income. Loan application reflect recent refinance. Rental income re-calculation does not support rental income use to qualify. Missing evidence DU condition 14 the last two mortgages are paid in full. Missing VOM for DU condition 15.

Missing evidence liens on title Schedule B 7 and 8 are paid in full. Missing evidence of primary residence PITI, loan application provided reflect recent refinance. Missing evidence of REO1 PITI and rental income. Loan application reflect recent refinance. Rental income re-calculation does not support rental income use to qualify. Missing evidence DU condition 14 the last two mortgages are paid in full. Missing VOM for DU condition 15.

(2021-11-02) 11/01 XX: Please rescind. There are multiple unrelated conditions combined into 1 item. Please split out in future reports and do not combine unrelated conditions as this makes clearing them harder and more confusing. Please see attached REO multipack CD showing taxes and insurance are escrowed along with XXX dues for corresponding REO. See attached rental income worksheets. Evidence of previous mortgages paid in full is on CDs provided. VOM is not available as these were multipack loans, mortgages did not exist yet. In regards to title, please see supplemental report confirming items are satisfied and to be removed.
								(2021-11-03) 1st item- Lender provided title supplemental to show items 7 and 8 paid and being removed. 2nd item- Lender provided Final CDs for properties located at XXXXX XXXXX XX and XXXXXX XXXXXX XX XXX XXXXXXXXXX with supporting documents of HOI and Property Taxes, which shows both properties recently went thru a refinance and paying off their old mortgage. Lender provided updated DU showing DTI at 36.25%, which matches new rental income calculations with the new payment for XXXXX XXXX XX. Condition cleared.	UW Guides require 13.89 months reserves, loan qualified with 273.43 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_727	0694-004_289
55620	289_731_1453	1453	Credit		Missing Evidence of Property Taxes for REO1	Evidence of property taxes for property 1 on the final application not provided.
(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. See tax bill, based on the monthly calculation showing the taxes alone are less than the total escrow payment, we can reasonably assume that both taxes and insurance are in escrow. Please escalate to XXXX and XXXXXX at XXXX.
(2021-11-04) 11/03 XX: Please rescind. Please clarify REO address in question, not listed within original conditions or additional comments. All borrower REOs are not present in the REO tab of report, unsure if accurately input. REO tab indicates XXXX XXXXXXXX XXXXX If this is the correct REO called out, please see attached REO mortgage statement. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.
								(2021-11-16) Lender provided the tax bill for REO 1 located at XXXXX XXXX XX. Condition Cleared. (2021-11-04) (11/04/2021): Lender provided a Mortgage Statement for REO 1 at XXXX XXXXXXXX XXXXX Esculated to Management. Condition remains.	Borrower has resided in current property for 4.66 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.97 months reserves, loan qualified with 16.29 months reserves.; Primary borrower has 5.75 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_731	0694-004_289
55620	289_731_1452	1452	Credit		Missing Evidence of Property Taxes for Second Home	Missing Evidence of Property Taxes for Second Home	(2021-11-16) 11/15 XX: Please rescind. Please see attached mortgage statement showing escrowed. See tax bill, based on the monthly calculation showing the taxes alone are less than the total escrow payment, we can reasonably assume that both taxes and insurance are in escrow. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-04) 11/03 XX: Please rescind. Please see attached REO mortgage statement. Please escalate to XXXX and XXXXXX at XXXX, we have confirmed that for non-XXX multipack REOs that mortgage statement alone is sufficient.	(2021-11-16) Lender provided the tax bill for 2nd home at XX XXXXXXX. Condition Cleared. (2021-11-04) (11/04/2021): Lender provided a Mortgage Statement for 2nd home at XX XXXXXXX. Esculated to Management. Condition remains.	Borrower has resided in current property for 4.66 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.97 months reserves, loan qualified with 16.29 months reserves.; Primary borrower has 5.75 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_731	0694-004_289
55620	289_731_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 4.66 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.97 months reserves, loan qualified with 16.29 months reserves.; Primary borrower has 5.75 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_731	0694-004_289
55620	289_731_17468	17468	Compliance		ECOA: Appraisal Not Provided to Applicant	ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant.		(2021-11-08) Lender provided Acknowledgement. Condition is cleared.	Borrower has resided in current property for 4.66 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.97 months reserves, loan qualified with 16.29 months reserves.; Primary borrower has 5.75 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_731	0694-004_289
55620	289_731_17470	17470	Compliance		ECOA: Delivery of Appraisal/Valuation to Applicant Not Timely	The exception 'ECOA: Delivery of Appraisal/Valuation to Applicant Not Timely' is cleared.		(2021-11-12) Condition cleared	Borrower has resided in current property for 4.66 years. ; Refinance reduces total housing payment by $0.00.; UW Guides require 14.97 months reserves, loan qualified with 16.29 months reserves.; Primary borrower has 5.75 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_731	0694-004_289
56749	289_684_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing evidence of insurance for Borrower's primary residence located at XXX XXXXXX XXXX Additional conditions may apply.		(2021-11-12) Mortgage statement with evidence of escrow acceptable, condition cleared. (2021-11-02) Lender provided Mortgage Statement. Per XXXX-Escalated to Management.	UW Guides require 7.80 months reserves, loan qualified with 10.56 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_684	0694-004_289
56749	289_684_1470	1470	Credit		Missing Evidence that Primary Residence is Owned Free and Clear	Missing Evidence that Primary Residence is Owned Free and Clear Missing evidence Borrower's primary residence located at XXX XXXXXX XXXX is owned free and clear, File contains a mortgage statement withXXXXXXXXXXXXX reflecting a balance. Additional conditions may apply.	(2021-11-02) 11/01 XX: Please rescind. REO is not F&C, although borrower is not obligated on the mortgage. See attached REO mortgage statement and note, not hitting for taxes and insurance due to being escrowed per mortgage statement. Hitting for XXX dues to be conservative for DTI.	(2021-11-12) Mortgage statement with evidence of escrow acceptable borrower not obligated, condition cleared. (2021-11-02) REO is not F&C, although borrower is not obligated on the mortgage. See attached REO mortgage statement and note and CR. Did not hit for taxes and insurance due to being escrowed per mortgage statement. Hitting for XXX dues to be conservative for DTI. Condition Rescinded.	UW Guides require 7.80 months reserves, loan qualified with 10.56 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_684	0694-004_289
56749	289_684_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file Loan approved thru LP. The XXXXXXX XXXX UCDP Submission Summary Report indicates Collateral R&W Relief Not Eligible. The file does not contain a CDA or AVM.		(2021-11-11) CDA received for loan review, value is deemed acceptable, condition cleared.	UW Guides require 7.80 months reserves, loan qualified with 10.56 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_684	0694-004_289
57416	289_762_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 7.17 months reserves, loan qualified with 184.16 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_762	0694-004_289
57416	289_762_-96448	-96448	Compliance		TRID APR Tolerance Exceeded Finding
APR Tolerance Not Exceeded (12 CFR §1026.22(a)(2), (3))The APR on the loan has not become inaccurate due to one of the following reasons:The loan is a regular transaction and the APR, XXXX%, is considered accurate because it is not more than 1/8 of 1 percentage point above or below the disclosed APR of XXXX% on the Initial Closing Disclosure - XX/XX/XXXX; orThe loan is an irregular transaction and the APR, XXXX%, is considered accurate because it is not more than 1/4 of 1 percentage point above or below the disclosed APR of XXXX% on the Initial Closing Disclosure - XX/XX/XXXX.As a general rule, the annual percentage rate shall be considered accurate if it is not more than 1/8 of 1 percentage point above or below the annual percentage rate determined in accordance with §1026.22(a)(1). In an irregular transaction, the annual percentage rate shall be considered accurate if it is not more than 1/4 of 1 percentage point above or below the annual percentage rate determined in accordance with §1026.22 (a)(1). For purposes of §1026.22(a)(3), an irregular transaction is one that includes one or more of the following features: multiple advances, irregular payment periods, or irregular payment amounts (other than an irregular first period or an irregular first or final payment).
							(2021-11-08) There is no violation in the rule where the APR goes down and the Finance Charge remains accurate. Please see Section 12 CFR 1026.22(a)(4). please see attached Initial closing disclosure signed by the borrower on 10.07 with an APR of XXXX% and the final closing disclosure singed by the borrower on 10.XX with and APR of XXXX%	(2021-11-11) Lender rebuttal reviewed with initial CD and Final CD, ComplianceEase has been re-ran and finding has been removed for APR finding, condition cleared. (2021-11-08) Lender rebuttal reviewed with initial CD and Final CD, ComplianceEase has been re-ran and finding has been removed for APR finding, condition cleared.	UW Guides require 7.17 months reserves, loan qualified with 184.16 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_762	0694-004_289
57823	289_686_17037	17037	Credit		Appraisal is more than 120 days before note date	The appraisal is dated XX/XX/XXXX which is greater than 120 days of note date XX/XX/XXXX.		(2021-11-17) condition cleared	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_686	0694-004_289
57823	289_686_1126	1126	Credit		CLTV exceeds guidelines	Lender guidelines requires a maximum CLTV of 63.00%. However, the current CLTV of the subject is 88.17%. The appraisal or sales price value used was $XXXXXX.XX having a loan purpose of Refinance-Term.		(2021-11-17) Condition cleared	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_686	0694-004_289
57823	289_686_18600	18600	Credit		Invalid AUS	The exception 'Invalid AUS' is cleared.		(2021-11-17) Condition cleared	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_686	0694-004_289
57823	289_686_1120	1120	Credit		LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 63.00%. However, the current LTV of the subject is 88.17%. The appraisal or sales price value used was $XXXXXX.XX having a loan purpose of Refinance-Term.		(2021-11-17) Condition cleared	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_686	0694-004_289
57823	289_686_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence Missing Evidence of XXX Dues for Primary Residence at XXXX XXXXXXXX XX.	(2021-11-02) 11/1 XX: Please see XXX statement for REO provided for review	(2021-11-02) Lender provided evidence of XXX Dues for Primary Residence located at XXXX XXXXXXXX XX. Condition Cleared. (2021-10-27) Missing Evidence of XXX Dues for Primary Residence at XXXX XXXXXXXX XX.	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_686	0694-004_289
57823	289_686_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing Evidence of Insurance for Primary Residence at XXXX XXXXXXXX XX.	(2021-11-02) 11/1 XX: Please see insurance for REO provided for review	(2021-11-02) Lender provided evidence of taxes for primary residence located at XXXX XXXXXXXX XX Condition Cleared. (2021-10-27) Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXXX XX	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_686	0694-004_289
57823	289_686_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXXX XX.	(2021-11-02) 11/1 XX: Please see tax cert for REO provided for review	(2021-11-02) Lender provided evidence of taxes for primary residence located at XXXX XXXXXXXX XX Condition Cleared. (2021-10-27) Missing Evidence of Property Taxes for Primary Residence at XXXX XXXXXXXX XX	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_686	0694-004_289
57823	289_686_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Borrower has resided in current property for 5.25 years. ; UW Guides require 6.00 months reserves, loan qualified with 93.55 months reserves.; Refinance reduces rate from 3.63% to 3.19%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_686	0694-004_289
57961	289_841_16463	16463	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2021-11-16) Condition cleared.	UW Guides require 12.28 months reserves, loan qualified with 136.45 months reserves.; Primary borrower has 16.50 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_841	0694-004_289
58114	289_802_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 18.15 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_802	0694-004_289
58182	289_803_19054	19054	Credit		Required Documentation is Missing	Lender to provide evidence borrower employed as of closing date. TWN in file states termination date of XX/XX/XXXX.		(2021-11-19) Condition Rescinded.	UW Guides require 7.32 months reserves, loan qualified with 62.00 months reserves.; Primary borrower has 5.10 years in field.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_803	0694-004_289
58586	289_689_1126	1126	Credit		CLTV exceeds guidelines	Lender guidelines requires a maximum CLTV of 74.07%. However, the current CLTV of the subject is 80.00%. The appraisal or sales price value used was $XXX,XXX having a loan purpose of Refinance-Term. Agency Guidelines (LP) requires maximum CLTV of 74.07%, however, current CLTV is 80% based on appraised value of $XXX,XXX. Lender used value of $XXX,XXX, however, file missing documentation to support value. Provide documentation to support value of $XXX,XXX and LOE why value was increased from $XXX,XXX. Additional conditions may apply.	(2021-11-02) 11/1 XX: Please rescind. AUS, 1003, 1008 provided for consistency, all showing loan amount of $XXX,XXX against an appraised value of $XXX,XXX, which is an 80% LTV/CLTV	(2021-11-02) Lender provided an updated AUS, 1003, 1008 provided for consistency, all showing loan amount of $XXX,XXX against an appraised value of $XXX,XXX, which is an 80% LTV/CLTV, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_689	0694-004_289
58586	289_689_871	871	Credit		Incomplete Hazard Insurance Declaration	All pages of the hazard insurance were not provided. Missing evidence of hazard insurance for subject property located at XXX supporting monthly premium of $XX.XX reflected on the final loan application. Additional conditions may apply.	(2021-11-02) 11/1 XX: Please see subject H06 policy to document the insurance liability	(2021-11-02) Hazard insurance is Present (2021-11-02) Lender provided the Insurance policy to support monthly premium of $XX.XX, condition cleared. (2021-10-21) Missing evidence of hazard insurance for subject property located at XXX XXXXXX XXX XXX supporting monthly premium of $XX.XX reflected on the final loan application. Additional conditions may apply.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_689	0694-004_289
58586	289_689_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with LTV, CLTV,. Invalid AUS (LP) due to LTV/CLTV. LP in file reflects LTV/CLTV of 74.07% based on appraised value of $XXX,XXX.XX. File contains appraisal reflecting value of $XXX,XXX.XX, which calculates LTV/CLTV to be 80%. File missing documentation to support value of $XXX,XXX.XX.		(2021-11-02) Lender provided an updated AUS, 1003, 1008 provided for consistency, all showing loan amount of $XXX,XXX.XX against an appraised value of $XXX,XXX.XX, which is an 80% LTV/CLTV, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_689	0694-004_289
58586	289_689_1120	1120	Credit		LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 74.07%. However, the current LTV of the subject is 80.00%. The appraisal or sales price value used was $XXX,XXX.XX having a loan purpose of Refinance-Term. Agency Guidelines (LP) requires maximum LTV of 74.07%, however, current LTV is 80% based on appraised value of $XXX,XXX.XX. Lender used value of $XXX,XXX.XX, however, file missing documentation to support value. Provide documentation to support value of $XXX,XXX.XX and LOE why value was increased from $XXX,XXX.XX. Additional conditions may apply.	(2021-11-02) 11/1 XX: Please rescind. AUS, 1003, 1008 provided for consistency, all showing loan amount of $XXX,XXX against an appraised value of $XXX,XXX, which is an 80% LTV/CLTV	(2021-11-02) Lender provided an updated AUS, 1003, 1008 provided for consistency, all showing loan amount of $XXX,XXX against an appraised value of $XXX,XXX, which is an 80% LTV/CLTV, condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_689	0694-004_289
58586	289_689_1454	1454	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Missing evidence of insurance for Borrower's Primary residence located at XXXXX XXXX XX. Additional conditions may apply.	(2021-11-02) 11/1 XX: Please see final CD and insurance policy for the REO located at XXXX XXXX	(2021-11-02) Lender provided Insurance policy for primary residence. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_689	0694-004_289
58586	289_689_1451	1451	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence Missing evidence of property taxes for Borrower's Primary residence located at XXXX XXXX XX Additional conditions may apply.		(2021-11-02) Lender provided Property tax bill for primary residence. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_689	0694-004_289
58586	289_689_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-09) AVM was provided. Variance within tolerance. Condition cleared.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_689	0694-004_289
58586	289_689_19054	19054	Credit		Required Documentation is Missing
The loan file is missing evidence of mortgage payment in the approximate amount of $XXXX.XX on Borrower's primary residence located at XXXX XXXX XX.  Additional conditions may apply.

The loan file is missing a signed court order, legally binding separation agreement and/or final divorce decree verifying the payor's obligation for the previous six months, including the amount and the duration of the obligation as required by XXX, item XXX.  Additional conditions may apply.

The loan file is missing evidence of mortgage payment in the approximate amount of $XXXX.XXX on Borrower's primary residence located at XXXX XXXX XX.  Additional conditions may apply.

The loan file is missing a signed court order, legally binding separation agreement and/or final divorce decree verifying the payor's obligation for the previous six months, including the amount and the duration of the obligation as required by XXX, item XXX.  Additional conditions may apply.
							(2021-11-02) 11/1 XX: Please see final CD for concurrent purchase of residence. The borrower has purchased the new primary at XXXX XXXX. Regarding the child support income, please see the documentation uploaded for verification of receipt dating back to XXXX and the remaining balance to be paid, which when considered with the monthly amount of $XXX, ensures a 36 month continuance.	(2021-11-02) Lender provided proof of child support payments for last 12 months, and based on the court order for arrears, will continue for more than 3 years. However, missing Final CD for primary residence, received the property taxes and HOI. Condition remains.	Refinance reduces total housing payment by $0.00.; UW Guides require 6.00 months reserves, loan qualified with 32.43 months reserves.; Primary borrower has 6.00 years in field.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_689	0694-004_289
58680	289_829_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Incorrect Figures,. Exception is invalid. Audit DTI is within 3% of DU DTI and below maximum allowed of 50%.		(2021-11-08) Exception is invalid. Audit DTI is within 3% of DU DTI and below maximum allowed of 50%.	Refinance reduces total housing payment by $-854.81.; UW Guides require 10.38 months reserves, loan qualified with 12.90 months reserves.; Primary borrower has 14.11 years in field. ; UW guides maximum DTI of 46.95%, loan qualified with DTI of 44.46%.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_829	0694-004_289
58680	289_829_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-16) Condition cleared.	Refinance reduces total housing payment by $-854.81.; UW Guides require 10.38 months reserves, loan qualified with 12.90 months reserves.; Primary borrower has 14.11 years in field. ; UW guides maximum DTI of 46.95%, loan qualified with DTI of 44.46%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_829	0694-004_289
59324	289_780_1466	1466	Credit		Missing Evidence of XXX Dues for Primary Residence	Missing Evidence of XXX Dues for Primary Residence	(2021-11-03) 11/02 XX: Please rescind. Please see attached policy that was used as XXX dues due to being a condo. Only 2 units, dues are to pay the premium.	(2021-11-03) Lender provided Annual XXX statement to show to pay the premiums. Condition cleared.	UW Guides require 7.20 months reserves, loan qualified with 143.33 months reserves.; Primary borrower has 25.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_780	0694-004_289
59747	289_839_1456	1456	Credit		Missing Evidence of Insurance for REO1	Missing Evidence of Insurance for property 1 on final application Missing Evidence of Insurnce for REO #2 reflected on the final loan application. Additional conditions may apply.		(2021-11-16) Lender provided Sched E to verify HOI. Condition is cleared. (2021-11-09) Lender provided the Borrower's XXXX Schedule E for REO 1 located at XXXX XXXXXXX. File is missing the Declaration Page for REO 1 located at XXXX XXXXXXX evidencing the Annual Premium and Expiration Date. Condition Remains.	UW Guides require 10.53 months reserves, loan qualified with 461.91 months reserves.; Primary borrower has 6.75 years in field. ; UW guides maximum DTI of 48.38%, loan qualified with DTI of 9.38%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_839	0694-004_289
59747	289_839_17344	17344	Credit		Missing Paystubs (Borrower 1)	Borrower 1 is missing valid Paystubs or other written verification of employment for the job listed in position 1 on the application Missing paystub for Borrower dated no eaerlier than 30 days prior to the initial loan application. Paystub in file reflects period covering XX/XX/XXXX-XX/XX/XXXX. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Paystub is dated within 25 days of application counting business days. Paystub does not expire until 11/15/2021. XXX has a variance with DU that allows for paystubs to be dated earlier. XXX uses the check paid date.	(2021-11-09) Paystub provided dated XX/XX/XXXX is acceptable. XXXX guidance (B3-3.1-02) states that paystubs need to be within 120 days of closing, and the closing date on this loan was XX/XX/XXXX, which is within 120 days of XX/XX/XXXX.	UW Guides require 10.53 months reserves, loan qualified with 461.91 months reserves.; Primary borrower has 6.75 years in field. ; UW guides maximum DTI of 48.38%, loan qualified with DTI of 9.38%.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes		289_839	0694-004_289
59866	289_754_1175	1175	Credit		Credit score does not meet guidelines	Credit score of 719 is less than 740, the minimum credit score required per lender guidelines	(2021-11-01) 10/29 XX: Please rescind. XXX minimum credit score is not 740, it is 640. See attached credit report and AUS findings. Borrower's scores are 809, 815, and 817, and co-borrower scores are 694, 716, and 730. There is no 719 score present. Qualifying credit score is 716.	(2021-11-01) Lender provided credit report with the AUS to show qualifying FICO score should be 719 for both borrowers. Condition cleared.	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_754	0694-004_289
59866	289_754_11312	11312	Credit		DTI Exceeds Guidelines	The exception 'DTI Exceeds Guidelines' is cleared.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_754	0694-004_289
59866	289_754_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with FICO,.	(2021-11-01) 10/29 XX: Please rescind. XXX minimum credit score is not 740, it is 640. See attached credit report and AUS findings. Borrower's scores are 809, 815, and 817, and co-borrower scores are 694, 716, and 730. There is no 719 score present. Qualifying credit score is 716.	(2021-11-18) AUS/DU shows hazard insurance at 64.08 instead of 64.00, condition cleared. (2021-11-01) Lender provided credit report with the AUS to show qualifying FICO score should be 719 for both borrowers. Condition cleared.	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_754	0694-004_289
59866	289_754_18049	18049	Credit		Missing 3rd Party Verbal Verification of Employment (CoBorrower)	The exception 'Missing 3rd Party Verbal Verification of Employment (CoBorrower)' is cleared.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_754	0694-004_289
59866	289_754_1541	1541	Credit		Missing asset documentation - liquid assets	The exception 'Missing asset documentation - liquid assets' is cleared.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_754	0694-004_289
59866	289_754_18529	18529	Credit		Missing Executed Business Returns for S Corporation 1 (Borrower 1)	Borrower 1 is self-employed and is missing the executed business returns for the S Corporation listed in position XXXX on the application. The business returns in file is ___, the number of years returns are ___, and the override condition exists and met for less than 2 years returns is ___.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_754	0694-004_289
59866	289_754_17355	17355	Credit		Missing Paystubs (CoBorrower)	CoBorrower is missing Paystubs for the job listed in position 1 on the application		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_754	0694-004_289
59866	289_754_15237	15237	Credit		Missing W-2 Job 1 (CoBorrower)	The exception 'Missing W-2 Job 1 (CoBorrower)' is cleared.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_754	0694-004_289
59866	289_754_-99349	-99349	Compliance		TILA Finance Charge Test	This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_754	0694-004_289
59866	289_754_-96372	-96372	Compliance		TRID "Section F. Prepaids" Validation Test
This loan failed the TRID "Section F. Prepaids" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker, but this fee or fees should not be retained by the broker. Except for prepaid interest, this fee or fees should not be retained by the lender."Section F. Prepaids" should contain an itemization of the amounts to be paid by the consumer in advance of the first scheduled payment.Per the Official Interpretations to Regulation Z: The items listed under the heading of "Other Costs" pursuant to §1026.37(g) include services that are ancillary to the creditor's decision to evaluate the collateral and the consumer for the loan. The amounts disclosed for these items are: Established by government action; determined by standard calculations applied to ongoing fixed costs; or based on an obligation incurred by the consumer independently of any requirement imposed by the creditor. Except for prepaid interest under §1026.37(g)(2)(iii), or charges for optional credit insurance provided by the creditor, the creditor does not retain any of the amounts or portions of the amounts disclosed as other costs.
								(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_754	0694-004_289
59866	289_754_-96378	-96378	Compliance		TRID Post-Consummation Reason for Redisclosure Validation Test	This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_754	0694-004_289
59866	289_754_-96268	-96268	Compliance		TRID Total of Payments Test	This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.		(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_754	0694-004_289
59866	289_754_-96162	-96162	Compliance		Written List of Service Providers Disclosure Date Test
This loan passed the written list of service providers disclosure date test due to the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii).
								(2021-11-16) Condition cleared	UW Guides require 7.41 months reserves, loan qualified with 165.17 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_754	0694-004_289
60024	289_707_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Subject PITI,. The AUS shows property tax payment as $XXX.XX vs actual amount of $XXX.XX per month as disclosed on Closing CD.	(2021-11-01) 10/29 XX: Please rescind. Please see attached AUS which property taxes should match $XXX.XX cited. Previous run of AUS was left in file.	(2021-11-01) Lender provided updated AUS to show correct amount for taxes being collected and calculated into the DTI at 27.66%, condition cleared.	UW Guides require 2.35 months reserves, loan qualified with 66.95 months reserves.; Primary borrower has 21.50 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_707	0694-004_289
60933	289_805_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-16) Condition cleared.	UW Guides require 6.00 months reserves, loan qualified with 202.89 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_805	0694-004_289
60969	289_840_11312	11312	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of 30.87%. Due to a miscalculation of debts to income, the actual DTI is 50.46%. Income used includes total borrower income $XXXX.XX plus subject property positive rental income $XXX.XX plus other REO positive rental income $0.00. Total debt amount used is $XXXX.XX. The AUS reflects a maximum allowable DTI of 33.87%. Due to the improper calculation of negative rental income on REO 3, the actual DTI is 50.46%.	(2021-11-17) 11/17 XX: Please rescind. Information for these condition has been provided multiple times with no updated commentary. See attached evidence of IRA distribution income, rental income worksheets, and DTI breakdown. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-17) 11/15 XX: Please rescind. Please clarify the discrepancy, no additional details provided. XXXX is not including all borrower income, see attached previously provided evidence of IRA distributions income.	(2021-11-18) condition cleared - AUS obtained within 3% tolerance (2021-11-17) Due to a miscalculation of debts to income, the actual DTI is 42.91%. Income. The Lender used a positive income of $XXX.XX for REO1 located at XXXX XXXXX XXXXXXXX vs Audit negative rental of -XXX.XX. Mortgage payment per statement in file (p XXX) is $XXXX.XX vs $XXXX.XX used by the Lender. Condition remains.	Borrower has resided in current property for 13.20 years. ; UW Guides require 10.67 months reserves, loan qualified with 118.39 months reserves.; UW guides maximum DTI of 39.05%, loan qualified with DTI of 33.44%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_840	0694-004_289
60969	289_840_18600	18600	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI,.	(2021-11-17) 11/17 XX: Please rescind. Information for these condition has been provided multiple times with no updated commentary. See attached evidence of IRA distribution income, rental income worksheets, and DTI breakdown. Please escalate to XXXX and XXXXXX at XXXX. (2021-11-17) 11/15 XX: Please rescind. Please clarify the discrepancy, no additional details provided. XXXX is not including all borrower income, see attached previously provided evidence of IRA distributions income.	(2021-11-18) condition cleared - AUS obtained within 3% tolerance (2021-11-17) Due to a miscalculation of debts to income, the actual DTI is 42.91%. Income. The Lender used a positive income of $XXX.XX for REO1 located at XXXX XXXXX XXXXXXXX vs Audit negative rental of -XXX.XX. Mortgage payment per statement in file (p XXX) is $XXXX.XX vs $XXXX.XX used by the Lender. Condition remains.	Borrower has resided in current property for 13.20 years. ; UW Guides require 10.67 months reserves, loan qualified with 118.39 months reserves.; UW guides maximum DTI of 39.05%, loan qualified with DTI of 33.44%.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_840	0694-004_289
60969	289_840_1470	1470	Credit		Missing Evidence that Primary Residence is Owned Free and Clear	Missing Evidence that Primary Residence is Owned Free and Clear	(2021-11-10) 11/09 XX: Please see attached HOI policy for the primary residence located at XXXX XXXXXXX XX. No mortgagee clause indicates that the property is free and clear.	(2021-11-10) Lender provided the Insurance Declarations Page for Borrower's Primary Residence located at XXXX XXXXXXX XX evidencing no Mortgagee clause. Condition Cleared	Borrower has resided in current property for 13.20 years. ; UW Guides require 10.67 months reserves, loan qualified with 118.39 months reserves.; UW guides maximum DTI of 39.05%, loan qualified with DTI of 33.44%.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_840	0694-004_289
61846	289_806_1452	1452	Credit		Missing Evidence of Property Taxes for Second Home	Missing Evidence of Property Taxes for Second Home Missing Evidemce of Property Taxes for REO #3, Borrower's 2nd Home. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Please see attached REO multipack CD along with taxes and insurance.	(2021-11-09) Lender provided title commitment showing taxes. Condition is cleared.	Borrower has resided in current property for 30.00 years. ; UW Guides require 7.98 months reserves, loan qualified with 33.26 months reserves.; Borrower has 32.00 years self employed.; Primary borrower has 32.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_806	0694-004_289
61846	289_806_16463	16463	Credit		Missing Secondary Valuation	Change severity of 'Missing Secondary Valuation' from Material to Non-Material.		(2021-11-08) Received the AVM, value is deemed acceptable, condition cleared.	Borrower has resided in current property for 30.00 years. ; UW Guides require 7.98 months reserves, loan qualified with 33.26 months reserves.; Borrower has 32.00 years self employed.; Primary borrower has 32.00 years in field.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_806	0694-004_289
61846	289_806_19054	19054	Credit		Required Documentation is Missing	The loan file is missing documentation supporting new P&I payment of $XXX.XX for REO #2, Borrower's primary residence with XXX #XXXX as reflected on the final loan application. Additional conditions may apply. The loan file is missing documentation supporting new P&I payment of $XXX.XX for REO #2, Borrower's primary residence with XXX #XXXX as reflected on the final loan application. Additional conditions may apply.	(2021-11-09) 11/08 XX: Please rescind. Please see attached REO multipack CD along with taxes and insurance.	(2021-11-09) (2021-11-09) Lender provided evidence of tax and insurance expenses and evidence of the new P&I payment. Condition is cleared. (2021-11-09) The loan file is missing documentation supporting new P&I payment of $XXX.XX for REO #2, Borrower's primary residence with XXX #XXXX as reflected on the final loan application. Additional conditions may apply.	Borrower has resided in current property for 30.00 years. ; UW Guides require 7.98 months reserves, loan qualified with 33.26 months reserves.; Borrower has 32.00 years self employed.; Primary borrower has 32.00 years in field.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_806	0694-004_289
62697	289_860_16463	16463	Credit		Missing Secondary Valuation	The exception 'Missing Secondary Valuation' is cleared.		(2021-11-16) Condition cleared.	UW Guides require 9.34 months reserves, loan qualified with 99.26 months reserves.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes		289_860	0694-004_289
64837	289_798_16923	16923	Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX. The loan amount is $XXXXXX.XX which leaves a shortage of hazard insurance coverage for $XXXX.XX.	(2021-11-03) 11/02 XX: Please rescind. Please see attached RCE which indicates $XXX,XXX which would make dwelling sufficient. In addition, policy lists "Home Protector" coverage which provides an additional 25%, bringing the dwelling total to $XXX,XXX which covers the loan amount.	(2021-11-03) Lender provided Insurance Policy Summary showing Estimated minimum rebuilding cost at $XXXX, document is deem acceptable, condition cleared.	UW Guides require 12.65 months reserves, loan qualified with 57.22 months reserves.	Cleared	2	1	B	A	B	A	B	A	B	A	B	A	Yes		289_798	0694-004_289
64837	289_798_16071	16071	Compliance		Lender Credits Finding	This loan failed the revised LE lender credits test finding due to one of the following reasons:The revised loan estimate contains a credit(s) that is not an allowable redisclosure. The disclosure was not delivered timely; or the sum of the specific and non-specific lender credits decreased.		(2021-11-17) Condition rescinded	UW Guides require 12.65 months reserves, loan qualified with 57.22 months reserves.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes		289_798	0694-004_289
64837	289_798_-96350	-96350	Compliance		Lender Credits Finding	This loan failed the initial closing disclosure lender credits finding. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F), and (D) as amended in 2015 )The initial closing disclosure contains a credit(s) that is not an allowable redisclosure under §1026.19(e)(3)(iv).		(2021-11-19) Condition cleared	UW Guides require 12.65 months reserves, loan qualified with 57.22 months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes		289_798	0694-004_289